UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2004 - December 31, 2004

Item 1:	Reports to Shareholders

Vanguard® Balanced Index Fund

December 31, 2004

CONTENTS

 1 LETTER FROM THE CHAIRMAN
 6 FUND PROFILE
 8 GLOSSARY OF INVESTMENT TERMS
10 PERFORMANCE SUMMARY
12 YOUR FUND'S AFTER-TAX RETURNS
13 ABOUT YOUR FUND'S EXPENSES
15 FINANCIAL STATEMENTS
82 ADVANTAGES OF VANGUARD.COM

SUMMARY

•Vanguard Balanced Index Fund’s Investor Shares returned 9.3% during the year ended December 31, 2004.
•Despite some concerns about the economy—most notably the job market— the stock and bond markets produced solid gains.
•The fund’s performance was slightly better than that of the average balanced fund (7.9%) and matched the return of its target composite index (9.3%).

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•Put your interests first at all times.
•Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•Communicate candidly not only about the rewards of investing but also about the risks and costs.
•Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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LETTER FROM THE CHAIRMAN

Dear Shareholder,

The Investor Shares of Vanguard Balanced Index Fund recorded a total return of 9.3% in 2004. While most of the fund’s return was due to a second consecutive year of strong returns from the equity market, its bond portion also saw good results. The fund’s return surpassed the 7.9% return for average balanced peer funds and matched the fund’s composite benchmark (a 60%/40% mix of the Dow Jones Wilshire 5000 Composite Index and the Lehman Brothers Aggregate Bond Index).

2004 Total Returns	Year Ended December 31

Vanguard Balanced Index Fund
Investor Shares	9.3%
Admiral Shares	9.4
Institutional Shares	9.5
Balanced Composite Index*	9.3
Average Balanced Fund**	7.9

*Made up of unmanaged benchmarks weighted 60% in stocks and 40% in bonds. For stocks: the Dow Jones Wilshire 5000 Index; for bonds: the Lehman Aggregate Bond Index. (Returns for both component indexes appear in the table on page 3.)
**Derived from data provided by Lipper Inc.

The table at left presents the total returns (capital change plus reinvested distributions) for each of the fund’s share classes, its average mutual fund competitor, and the unmanaged composite benchmark. As of December 31, the annualized yield of the fund’s Investor Shares was 2.4%, unchanged from its yield at the beginning of the year.

You can find details about starting and ending net asset values for each share class, as well as income distributions, in the table on page 5. Shareholders who own the fund in a taxable account may also wish to review the report on the fund’s after-tax returns on page 12.

STOCK MARKET ENJOYED SOLID GAINS

The U.S. stock market rallied following the presidential election in November to post a second consecutive year of solid returns. The gains in the final two months of 2004 capped a year that began with solid

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares carries even lower expenses and is available for a minimum investment of $10 million.

advances in stock indexes but was marked in the middle months by investors’ uncertainty about the sustainability of economic growth. The broad stock market, as measured by the Dow Jones Wilshire 5000 Index, ended the 12 months with a return of 12.6%.

Gains came in many sectors of the market. The strongest performers were energy-related stocks, which were buoyed by higher prices and increased demand for oil. Generally, small-capital-ization stocks outpaced large-caps, and value stocks—those with prices considered low relative to company earnings, book value, and other measures—outpaced their growth counterparts.

International stocks, particularly those in emerging markets, posted outstanding returns compared with U.S. stocks. The strong gains abroad were enhanced for investors in the United States by the weakening of the U.S. dollar against most other major currencies. (A weaker dollar means that returns in other currencies translate into more dollars for U.S.-based investors.)

YIELDS ROSE FOR SHORT-TERM BONDS, FELL FOR LONG-TERM ISSUES

At the beginning of 2004, bond investors expected the year to bring higher interest rates across the maturity spectrum. Their expectations were based on increasingly strong economic reports, rising corporate profits, and a belief that the Federal Reserve Board would soon raise the target for short-term interest rates to keep inflation at bay. The actual result, however, was quite different at the short and long ends of the maturity range.

Yields of longer-maturity bonds closed the year slightly below their starting points. A series of disappointments in the labor market, record prices for crude oil, and continuing geopolitical turmoil kept bond market volatility high. At year-end, the 10-year U.S. Treasury note yielded 4.22%, 3 basis points (0.03 percentage point) below its 4.25% yield at the start of the period. Overall, the taxable investment-grade bond market, as measured by the Lehman Aggregate Bond Index, returned 4.3%. Across the maturity spectrum, corporate bonds, particularly those from below-investment-grade issuers, generally did better than government securities. The Lehman High Yield Index returned 11.1%.

Yields of shorter-maturity securities, which are generally more closely tied to the Fed’s interest rate moves, rose significantly. As anticipated, the Fed began to tighten monetary policy to avert any significant surge in inflation. Beginning in June, the Fed raised its target for the federal funds rate from 1.00%, a historical low, to 2.25% through five separate quarter-point increases. The yield of the 3-month Treasury bill, a proxy for money market yields, more than doubled during the 12 months, from 0.92% to 2.21%.

STOCKS GAINED GROUND; BONDS HELD THEIR GROUND

The Balanced Index Fund was a beneficiary of the solid advance in the equity market. The bond portion of the fund also fared well, as rising short-term interest rates failed to unnerve the bond market in the way investors first anticipated.

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Three Years	Five Years

Stocks
Russell 1000 Index (Large-caps)	11.4%	4.3%	-1.8%
Russell 2000 Index (Small-caps)	18.3	11.5	6.6
Dow Jones Wilshire 5000 Index	12.6	5.5	-1.4
(Entire market)
MSCI All Country World Index
ex USA (International)	21.4	13.6	0.0

Bonds
Lehman Aggregate Bond Index	4.3%	6.2%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	4.5	6.4	7.2
Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8

CPI
Consumer Price Index	3.3%	2.5%	2.5%

As expected, the 12.6% return of the fund’s stock portfolio (roughly 60% of assets as of December 31) was in line with that of the Dow Jones Wilshire 5000 Index. Financial services and consumer discretionary issues—the two largest components of the index—made the most significant contributions to its return. Financial services holdings weathered rising interest rates and profited from operations outside the consumer-lending arena, while consumer discretionary stocks prospered from the economic recovery and robust consumer spending. The utilities, integrated oils, and “other energy” sectors also turned in strong performances, buoyed by rising energy prices.

The fund’s bond investments experienced a somewhat bumpy ride, as rising yields and a series of ambiguous economic reports weighed on the bond market. Nevertheless, bonds finished with little change in price and a solid income return. The portfolio’s return for the year was 4.2%, a hair behind the 4.3% return of the Lehman Aggregate Bond Index.

AN EXCELLENT LONG-TERM RECORD

By design, we expect the Balanced Index Fund to closely track the long-term results of its composite benchmark. As the table below shows, it has accomplished that objective, as its indexed approach to both the U.S. stock and bond markets has produced an admirable long-term record. A hypothetical investment of $10,000 made in the fund on December 31, 1994, would have grown to $27,030 on December 31, 2004, exceeding the growth of a comparable investment in the average balanced fund by more than $4,000. In fact, your fund’s ending balance is just shy of the ending value for the target composite index, which incurs no operating or transaction costs to pull down its results.

Total Returns		Ten Years Ended December 31, 2004
	Average Annual Return	Final Value of a $10,000 Initial Investment

Balanced Index Fund
Investor Shares	10.5%	$27,030
Balanced Composite Index	10.6	27,353
Average Balanced Fund	8.7	23,020
Dow Jones Wilshire
5000 Index	11.9	30,824

Of course, the fund’s ten-year performance result doesn’t reveal anything about the underlying volatility of the past several years. The fund, buoyed primarily by the strong performance of the U.S. stock market, has enjoyed positive returns in seven of these ten years—ranging from this year’s 9.3% to 28.6% in 1995.

KEEPING YOUR PORTFOLIO ON COURSE

Although we’ve now enjoyed two consecutive years of gains, nobody knows when the tough times may return again, or how long they’ll last. As I have counseled on a number of occasions in my reports to you, the best way to weather these storms and achieve long-term investment success is to stick with a carefully chosen portfolio of stocks, bonds, and short-term reserves appropriate for your situation. Avoiding the temptations of the latest “fad” or “hot” investments is also prudent.

Because of its broad diversification and marketlike returns, we believe the Balanced Index Fund is one of the most practical ways for many investors to share in the progress of the U.S. stock and bond markets as a whole. The fund can serve as the core portfolio holding of an investor seeking a balanced mix of stocks and bonds. Its automatic rebalancing of assets makes this fund an excellent, low-cost choice for investors.

If you are looking for guidance in selecting, establishing, and monitoring a long-term asset mix consistent with your needs, I urge you to visit Vanguard.com® to explore the educational and informative tools and resources we offer.

Thank you for entrusting us with your assets.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 19, 2005

Your Fund's Performance at a Glance		December 31, 2003-December 31, 2004
			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Balanced Index Fund
Investor Shares	$18.27	$19.45	$0.500	$0.000
Admiral Shares	18.28	19.45	0.517	0.000
Institutional Shares	18.28	19.46	0.522	0.000

NOTICE TO SHAREHOLDERS

THE TARGET INDEX FOR THE FUND'S STOCK HOLDINGS WILL CHANGE

The board of trustees of Vanguard Balanced Index Fund recently approved Vanguard’s recommendation to adopt a new index as the benchmark target for the fund’s stock portion. By the end of 2005, the MSCI US Broad Market Index will replace the Dow Jones Wilshire 5000 Index as the target for the fund’s stock portion, which amounts to about 60% of assets. The change will not affect the fund’s objective or investment strategies.

We believe that the new index employs superior construction methodologies. By assigning weightings to stocks based on the shares that are publicly available rather than on the number of shares that have been issued, the new index better reflects the investable characteristics of the market. In addition, the new index includes companies whose trading markets, shareholder base, and operations are all predominantly in the United States—irrespective of where their headquarters are located. The new index also excludes limited partnerships, which produce income that can cause tax problems for mutual funds and their shareholders.

As of 12/31/2004

FUND PROFILE

This Profile provides a snapshot of the fund’s characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 8 and 9.

BALANCED INDEX FUND

Total Fund Characteristics
Yield
Investor Shares	2.4%
Admiral Shares	2.5%
Institutional Shares	2.5%
Turnover Rate	26%
Expense Ratio
Investor Shares	0.20%
Admiral Shares	0.11%
Institutional Shares	0.08%
Short-Term Reserves	1%

Total Fund Volatility Measures
	Fund	Composite Index*	Fund	Broad Index**

R-Squared	1.00	1.00	0.96	1.00
Beta	1.00	1.00	0.56	1.00

Sector Diversification (% of equity portfolio)
	Fund	Broad Index**

Auto & Transportation	3%	3%
Consumer Discretionary	17	17
Consumer Staples	6	6
Financial Services	22	23
Health Care	12	12
Integrated Oils	4	4
Other Energy	3	3
Materials &Processing	4	4
Producer Durables	5	5
Technology	13	13
Utilities	6	6
Other	5	4

Ten Largest Stocks (% of equity portfolio)
General Electric Co.	2.6%
(conglomerate)
ExxonMobil Corp.	2.2
(oil)
Microsoft Corp.	1.9
(software)
Citigroup, Inc.	1.7
(banking)
Wal-Mart Stores, Inc.	1.5
(retail)
Pfizer Inc.	1.4
(pharmaceuticals)
Bank of America Corp.	1.3
(banking)
Johnson & Johnson	1.3
(pharmaceuticals)
American International Group, Inc.	1.1
(insurance)
International Business Machines Corp.	1.1
(computer hardware)

Top Ten	16.1%

Top Ten as % of Total Net Assets	9.9%

“Ten Largest Stocks” excludes any equity index products.

Fund Asset Allocation

  *Balanced Composite Index, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Aggregate Bond Index.
**Dow Jones Wilshire 5000 Index.

Equity Characteristics
	Fund	Broad Index*

Number of Stocks	3,497	4,978
Median Market Cap	$27.6B	$27.3B
Price/Earnings Ratio	22.4x	22.4x
Price/Book Ratio	2.9x	2.9x
Dividend Yield	1.5%	1.5%
Return on Equity	15.7%	15.7%
Earnings Growth Rate	7.5%	7.5%
Foreign Holdings	1.0%	1.0%

Fixed Income Characteristics
	Fund	Broad Index**

Number of Bonds	1,557	5,836
Yield to Maturity	4.4%+	4.4%
Average Coupon	5.6%	5.4%
Average Effective Maturity	7.1 years	7.1 years
Average Quality++	Aa1	Aa1
Average Duration	4.3 years	4.3 years

Distribution by Credit Quality++ (% of fixed income portfolio)

Aaa	77%
Aa	3
A	10
Baa	10

Total	100%

Equity Investment Focus

Fixed Income Investment Focus

Sector Diversification++(% of fixed income portfolio)

Asset-Backed/Commercial
Mortgage-Backed	4%
Finance	8
Foreign	4
Government Mortgage-Backed	35
Industrial	11
Treasury/Agency	36
Utilities	2

Total	100%

  *Dow Jones Wilshire 5000 Index.
**Lehman Aggregate Bond Index.
   † Before expenses.
†† Moody’s Investors Service.
  ‡ The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Visit our website at Vanguard.com
for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

As of 12/31/2004

PERFORMANCE SUMMARY

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

BALANCED INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

Balanced Index Fund Investor Shares*	9.33%	2.41%	10.45%	$27,030
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
Lehman Aggregate Bond Index	4.34	7.71	7.72	21,038
Balanced Composite Index**	9.33	2.54	10.59	27,353
Average Balanced Fund+	7.93	1.95	8.70	23,020

	One Year	Since Inception++	Final Value of a $250,000 Investment

Balanced Index Fund Admiral Shares	9.37%	3.47%	$287,793
Dow Jones Wilshire 5000 Index	12.62	0.42	254,376
Lehman Aggregate Bond Index	4.34	7.35	335,069
Balanced Composite Index**	9.33	3.56	288,908

	One Year	Since Inception++	Final Value of a $10,000,000 Investment

Balanced Index Fund Institutional Shares	9.45%	4.03%	$11,749,579
Dow Jones Wilshire 5000 Index	12.62	1.39	10,577,809
Lehman Aggregate Bond Index	4.34	7.16	13,259,425
Balanced Composite Index**	9.33	4.00	11,735,613

  *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**60% Dow Jones Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
   † Derived from data provided by Lipper Inc.
†† Inception date for Admiral Shares is November 13, 2000; for Institutional Shares, December 1, 2000.
Note: See Financial Highlights tables on pages 73–75 for dividend and capital gains information.

Fiscal-Year Total Returns (%) December 31, 1994–December 31, 2004

		Balanced Index Fund Investor Shares		Composite Index*			Balanced Index Fund Investor Shares		Composite Index*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	24.0%	4.6%	28.6%	29.0%	2000	-5.1%	3.1%	-2.0%	-2.2%
1996	10.0	3.9	13.9	14.0	2001	-6.3	3.3	-3.0	-3.1
1997	18.2	4.0	22.2	22.4	2002	-12.4	2.9	-9.5	-9.0
1998	14.3	3.6	17.9	18.1	2003	16.7	3.2	19.9	20.1
1999	10.2	3.4	13.6	13.4	2004	6.5	2.8	9.3	9.3

*60% Dow Jones Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.

YOUR FUND’S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns	Periods Ended December 31, 2004
	One Year	Five Years	Ten Years

Balanced Index Fund Investor Shares*
Returns Before Taxes	9.33%	2.41%	10.45%
Returns After Taxes on Distributions	8.54	1.30	9.02
Returns After Taxes on Distributions and Sale of Fund Shares	6.25	1.38	8.35

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended December 31, 2004
Balanced Index Fund	Beginning Account Value June 30, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During Period*

Based on Actual Fund Return
Investor Shares	$1,000.00	$1,067.51	$0.94
Admiral Shares	1,000.00	1,067.96	0.52
Institutional Shares	1,000.00	1,068.62	0.42

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.73	0.41

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. holder reports of other funds.

Expense Ratios: Your fund compared with its peer group
	Investor Shares	Admiral Shares	Institutional Shares	Average Balanced Fund

Balanced Index Fund	0.20%	0.11%	0.08%	1.35%*

*Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2003.

Note that the expenses shown in the table on page 13 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

As of 12/31/2004

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Balanced Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (60.5%)(1)

Auto&Transportation (1.7%)
United Parcel Service, Inc.	332,371	$28,404
FedEx Corp.	88,452	8,712
Ford Motor Co.	519,013	7,598
General Motors Corp.	166,643	6,676
Harley-Davidson, Inc.	87,083	5,290
Burlington Northern
Santa Fe Corp.	109,845	5,197
Union Pacific Corp.	76,488	5,144
Norfolk Southern Corp.	116,723	4,224
PACCAR, Inc.	51,138	4,116
Southwest Airlines Co.	229,979	3,744
CSX Corp.	63,289	2,537
Genuine Parts Co.	51,575	2,272
Expeditors International of
Washington, Inc.	31,541	1,763
Delphi Corp.	165,498	1,493
C.H. Robinson Worldwide, Inc.	25,471	1,414
Lear Corp.	20,219	1,234
J.B. Hunt Transport Services, Inc.	23,834	1,069
*Navistar International Corp.	20,559	904
BorgWarner, Inc.	16,466	892
Polaris Industries, Inc.	12,890	877
Gentex Corp.	22,827	845
*Yellow Roadway Corp.	14,293	796
Dana Corp.	44,095	764
*The Goodyear Tire & Rubber Co.	51,857	760
CNF Inc.	15,032	753
*JetBlue Airways Corp.	31,234	725
Oshkosh Truck Corp.	10,334	707
*Landstar System, Inc.	8,900	655
*Laidlaw International Inc.	30,600	655
Overseas Shipholding Group Inc.	11,859	655
Thor Industries, Inc.	17,282	640
*TRW Automotive Holdings Corp.	30,100	623
Tidewater Inc.	17,004	606
Werner Enterprises, Inc.	23,577	534
*AMR Corp.	48,676	533
Alexander & Baldwin, Inc.	12,479	529

Balanced Index Fund	Shares	Market Value^ (000)
*Swift Transportation Co., Inc.	24,208	$520
Heartland Express, Inc.	22,101	497
Cooper Tire & Rubber Co.	22,793	491
Florida East Coast Industries, Inc.
Class A	10,817	488
American Axle & Manufacturing
Holdings, Inc.	15,900	488
OMI Corp.	28,300	477
ArvinMeritor, Inc.	20,981	469
*General Maritime Corp.	11,100	443
Knight Transportation, Inc.	17,210	427
*EGL, Inc.	13,566	405
Winnebago Industries, Inc.	10,226	399
Visteon Corp.	38,852	380
*Old Dominion Freight Line, Inc.	10,200	355
Modine Manufacturing Co.	10,238	346
Skywest, Inc.	16,500	331
*Delta Air Lines, Inc.	43,282	324
Arkansas Best Corp.	6,900	310
*Kirby Corp.	6,700	297
*Forward Air Corp.	6,600	295
Overnite Corp.	7,809	291
USF Corp.	7,583	288
*Kansas City Southern	15,950	283
*Tenneco Automotive, Inc.	16,360	282
*AirTran Holdings, Inc.	25,300	271
Wabtec Corp.	12,614	269
*Pacer International, Inc.	12,600	268
Marine Products Corp.	10,200	266
Bandag, Inc.	5,329	265
*Northwest Airlines Corp. Class A	23,773	260
*Offshore Logistics, Inc.	7,800	253
*Alaska Air Group, Inc.	7,378	247
*Continental Airlines, Inc. Class B	18,189	246
*Wabash National Corp.	8,650	233
*Aviall Inc.	9,775	225
Titan International, Inc.	14,800	223
*Fleetwood Enterprises, Inc.	16,300	219
*SCS Transportation, Inc.	9,351	219
Superior Industries International, Inc.	7,479	217
*ExpressJet Holdings, Inc.	16,800	216
Sauer-Danfoss, Inc.	9,600	209
Monaco Coach Corp.	8,394	173
*TBC Corp.	6,200	172
*America West Holdings Corp.
Class B	25,533	168
*AAR Corp.	12,300	168
*Pinnacle Airlines Corp.	11,673	163
*Strattec Security Corp.	2,591	162
*Keystone Automotive
Industries, Inc.	6,726	156
*Stoneridge, Inc.	9,500	144
*Gulfmark Offshore, Inc.	6,400	143
The Greenbrier Cos., Inc.	4,200	142
Maritrans Inc.	7,700	140
*RailAmerica, Inc.	10,596	138
*MAIR Holdings, Inc.	14,541	134
Coachmen Industries, Inc.	7,604	132
*Aftermarket Technology Corp.	7,929	128
*International Shipholding Corp.	8,075	120
Spartan Motors, Inc.	9,829	117
*Mesa Air Group Inc.	14,400	114
*Genesee & Wyoming Inc. Class A	4,050	114
*Miller Industries, Inc.	10,040	113
*Quantum Fuel Systems
Technologies Worldwide, Inc.	17,700	107
*Impco Technologies Inc.	13,747	104
Arctic Cat, Inc.	3,900	103
*Covenant Transport, Inc.	4,906	102
*Quality Distribution Inc.	11,291	95
*Hayes Lemmerz International, Inc.	10,300	91
Todd Shipyards Corp.	4,865	88
*Marten Transport, Ltd.	3,600	82
*Petroleum Helicopters, Inc.	3,100	78
Standard Motor Products, Inc.	4,700	74
*Central Freight Lines, Inc.	11,700	74
*Collins & Aikman Corp.	16,540	72
*Frontier Airlines, Inc.	6,300	72
*Dura Automotive Systems, Inc.	6,393	69
*P.A.M. Transportation Services, Inc.	3,368	63
*Hub Group, Inc.	1,000	52
*Tower Automotive, Inc.	19,576	47
*Allied Holdings, Inc.	15,600	45
*Sports Resorts International, Inc.	12,908	37
*Republic Airways Holdings Inc.	2,514	33
*Raytech Corp.	17,900	33
*FLYI, Inc.	15,323	27
*Trailer Bridge, Inc.	2,785	27
*Conrad Industries, Inc.	8,400	19
*Midwest Air Group Inc.	4,100	12
Quixote Corp.	400	8
*Seabulk International, Inc.	500	6
*Accessity Corp.	120	1

		121,794

Consumer Discretionary (10.2%)
Wal-Mart Stores, Inc.	1,259,716	66,538
Home Depot, Inc.	654,905	27,991
*Time Warner, Inc.	1,296,871	25,211
*eBay Inc.	194,790	22,650
Viacom Inc. Class B	510,282	18,569
The Walt Disney Co.	604,656	16,809
*The News Corp., Inc.	878,780	16,398

Balanced Index Fund	Shares	Market Value^ (000)
* Google Inc.	80,474	$15,540
* Yahoo! Inc.	400,942	15,107
Target Corp.	269,247	13,982
Lowe's Cos., Inc.	231,721	13,345
Gillette Co.	295,877	13,249
McDonald's Corp.	371,251	11,902
Carnival Corp.	186,761	10,763
Kimberly-Clark Corp.	143,878	9,469
Liberty Media Corp.	860,239	9,445
* Starbucks Corp.	117,075	7,301
NIKE, Inc. Class B	77,655	7,043
Cendant Corp.	300,040	7,015
* DirecTV Group, Inc.	408,555	6,839
Costco Wholesale Corp.	135,956	6,582
Gannett Co., Inc.	80,425	6,571
Clear Channel
Communications, Inc.	174,068	5,830
* IAC/InterActiveCorp	206,697	5,709
Best Buy Co., Inc.	95,816	5,693
The Gap, Inc.	265,428	5,606
* Electronic Arts Inc.	88,138	5,436
Avon Products, Inc.	139,530	5,400
* Amazon.com, Inc.	119,892	5,310
The McGraw-Hill Cos., Inc.	56,410	5,164
Waste Management, Inc.	171,113	5,123
Staples, Inc.	146,557	4,940
* Kohl's Corp.	100,253	4,929
* Las Vegas Sands Corp.	98,417	4,724
Omnicom Group Inc.	55,224	4,656
* Apollo Group, Inc. Class A	54,478	4,397
Marriott International, Inc. Class A	67,503	4,251
Yum! Brands, Inc.	86,380	4,075
Tribune Co.	93,878	3,956
* Fox Entertainment Group, Inc.
Class A	125,940	3,937
TJX Cos., Inc.	148,547	3,733
Starwood Hotels & Resorts
Worldwide, Inc.	61,320	3,581
International Game Technology	102,919	3,538
J.C. Penney Co., Inc. (Holding Co.)	84,984	3,518
* Bed Bath & Beyond, Inc.	87,959	3,503
Sears, Roebuck & Co.	62,556	3,192
* Coach, Inc.	55,460	3,128
Royal Caribbean Cruises, Ltd.	56,698	3,087
* MGM Mirage, Inc.	40,940	2,978
Federated Department Stores, Inc.	50,863	2,939
* Sirius Satellite Radio, Inc.	371,452	2,842
* Univision Communications Inc.	95,356	2,791
Washington Post Co. Class B	2,808	2,760
Eastman Kodak Co.	84,571	2,727
Limited Brands, Inc.	118,100	2,719
* Kmart Holding Corp.	26,374	2,610
Hilton Hotels Corp.	113,611	2,584
* VeriSign, Inc.	75,413	2,528
May Department Stores Co.	85,954	2,527
Harman International
Industries, Inc.	19,386	2,462
Mattel, Inc.	122,198	2,382
E.W. Scripps Co. Class A	48,036	2,319
R.R. Donnelley & Sons Co.	64,567	2,279
* XM Satellite Radio Holdings, Inc.	60,300	2,268
* AutoZone Inc.	24,500	2,237
Cintas Corp.	50,527	2,216
Harrah's Entertainment, Inc.	33,047	2,211
* Liberty Media International Inc.
Class A	45,992	2,126
EchoStar Communications Corp.
Class A	63,659	2,116
* Fisher Scientific International Inc.	33,913	2,115
Black & Decker Corp.	23,614	2,086
Dollar General Corp.	99,345	2,063
Newell Rubbermaid, Inc.	81,090	1,962
Nordstrom, Inc.	41,644	1,946
* Caesars Entertainment, Inc.	91,324	1,839
VF Corp.	32,485	1,799
* Mohawk Industries, Inc.	19,692	1,797
New York Times Co. Class A	43,308	1,767
* Interpublic Group of Cos., Inc.	124,616	1,670
Estee Lauder Cos. Class A	36,009	1,648
* Wynn Resorts Ltd.	24,321	1,628
CDW Corp.	24,523	1,627
* Office Depot, Inc.	92,405	1,604
Leggett & Platt, Inc.	56,350	1,602
RadioShack Corp.	47,437	1,560
Family Dollar Stores, Inc.	49,684	1,552
Knight Ridder	23,066	1,544
PETsMART, Inc.	43,103	1,531
* AutoNation, Inc.	78,977	1,517
Republic Services, Inc. Class A	44,742	1,501
Robert Half International, Inc.	50,815	1,495
Aramark Corp. Class B	54,974	1,457
* Pixar, Inc.	16,469	1,410
Mandalay Resort Group	19,833	1,397
Fastenal Co.	22,373	1,377
Tiffany & Co.	43,063	1,377
Liz Claiborne, Inc.	32,129	1,356
Whirlpool Corp.	19,543	1,353
Jones Apparel Group, Inc.	36,840	1,347
Darden Restaurants Inc.	48,101	1,334
Abercrombie & Fitch Co.	28,344	1,331
Wendy's International, Inc.	33,861	1,329
* Lamar Advertising Co. Class A	30,641	1,311

Balanced Index Fund	Shares	Market Value^ (000)
Ross Stores, Inc.	45,115	$1,302
Alberto-Culver Co. Class B	26,755	1,300
*Toys R Us, Inc.	63,103	1,292
Manpower Inc.	26,565	1,283
*Weight Watchers International, Inc.	31,236	1,283
Polo Ralph Lauren Corp.	29,698	1,265
*Getty Images, Inc.	17,677	1,217
*Chico's FAS, Inc.	26,632	1,213
*Career Education Corp.	30,138	1,206
*ChoicePoint Inc.	26,164	1,203
*Williams-Sonoma, Inc.	34,317	1,202
International Flavors &
Fragrances, Inc.	28,064	1,202
Michaels Stores, Inc.	40,016	1,199
ServiceMaster Co.	86,921	1,199
The Stanley Works	24,385	1,195
*DreamWorks Animation SKG, Inc.	31,708	1,189
*Iron Mountain, Inc.	38,105	1,162
Foot Locker, Inc.	42,857	1,154
*Monster Worldwide Inc.	33,603	1,130
*Hewitt Associates, Inc.	35,204	1,127
Dex Media, Inc.	44,300	1,106
Boyd Gaming Corp.	25,766	1,073
Station Casinos, Inc.	19,250	1,053
*Urban Outfitters, Inc.	23,700	1,052
*Brinker International, Inc.	28,745	1,008
Hasbro, Inc.	52,015	1,008
Outback Steakhouse	21,949	1,005
American Eagle Outfitters, Inc.	21,150	996
The McClatchy Co. Class A	13,583	975
*Dollar Tree Stores, Inc.	33,968	974
Circuit City Stores, Inc.	62,183	973
*Advance Auto Parts, Inc.	22,090	965
*CarMax, Inc.	30,721	954
GTECH Holdings Corp.	34,788	903
Sabre Holdings Corp.	40,485	897
Belo Corp. Class A	34,150	896
Regal Entertainment Group
Class A	42,400	880
*Allied Waste Industries, Inc.	93,875	871
The Neiman Marcus Group, Inc.
Class A	11,927	853
Metro-Goldwyn-Mayer Inc.	71,774	853
International Speedway Corp.	16,055	848
OfficeMax, Inc.	26,557	833
*Activision, Inc.	40,838	824
Meredith Corp.	14,899	808
*Westwood One, Inc.	28,968	780
*Tech Data Corp.	17,059	774
Reebok International Ltd.	17,488	769
The Corporate Executive Board Co.	11,449	766
*The Cheesecake Factory	23,392	760
*Cogent Inc.	23,000	759
*Gemstar-TV Guide
International, Inc.	128,011	758
*Service Corp. International	99,581	742
MSC Industrial Direct Co., Inc.
Class A	20,521	738
*O'Reilly Automotive, Inc.	16,262	733
*Penn National Gaming, Inc.	11,888	720
*Education Management Corp.	21,783	719
*Columbia Sportswear Co.	11,984	714
*Copart, Inc.	26,524	698
Harte-Hanks, Inc.	26,383	685
*PETCO Animal Supplies, Inc.	17,100	675
*Barnes & Noble, Inc.	20,893	674
Applebee's International, Inc.	25,001	661
The Brink's Co.	16,722	661
*Timberland Co.	10,534	660
*Marvel Enterprises Inc.	32,170	659
*West Corp.	19,849	657
Dillard's Inc.	24,195	650
*ITT Educational Services, Inc.	13,602	647
*Convergys Corp.	42,998	645
John Wiley & Sons Class A	18,211	634
*Citadel Broadcasting Corp.	39,200	634
Lee Enterprises, Inc.	13,598	627
Saks Inc.	43,051	625
Regis Corp.	13,302	614
*Tempur-Pedic International Inc.	28,936	613
*Scientific Games Corp.	25,719	613
*Rent-A-Center, Inc.	23,070	611
*Laureate Education Inc.	13,866	611
Adesa, Inc.	28,680	609
CBRL Group, Inc.	14,357	601
*BJ's Wholesale Club, Inc.	20,566	599
Claire's Stores, Inc.	28,053	596
The Toro Co.	7,300	594
Snap-On Inc.	17,235	592
Choice Hotel International, Inc.	10,100	586
Borders Group, Inc.	22,917	582
*R.H. Donnelley Corp.	9,480	560
*Earthlink, Inc.	47,653	549
*Fossil, Inc.	21,304	546
*Sonic Corp.	17,894	546
*Entercom Communications Corp.	14,983	538
*Valassis Communications, Inc.	15,348	537
*Quiksilver, Inc.	17,770	529
Nu Skin Enterprises, Inc.	20,708	526
American Greetings Corp. Class A	20,644	523
IKON Office Solutions, Inc.	45,180	522
*Pacific Sunwear of California, Inc.	23,348	520

Balanced Index Fund	Shares	Market Value^ (000)
SCP Pool Corp.	16,179	$516
Speedway Motorsports, Inc.	13,085	513
Pier 1 Imports Inc.	25,884	510
*Corinthian Colleges, Inc.	26,992	509
Maytag Corp.	23,895	504
*Waste Connections, Inc.	14,700	503
*The Yankee Candle Co., Inc.	15,150	503
Ruby Tuesday, Inc.	19,234	502
*Aeropostale, Inc.	17,000	500
*Gaylord Entertainment Co.	11,940	496
*CNET Networks, Inc.	42,377	476
Catalina Marketing Corp.	15,977	473
*Take-Two Interactive
Software, Inc.	13,600	473
*Coldwater Creek Inc.	15,275	472
*Shuffle Master, Inc.	10,009	471
Talbots Inc.	17,278	470
*Zale Corp.	15,698	469
*United Stationers, Inc.	10,119	467
*Ask Jeeves, Inc.	17,411	466
*Travelzoo, Inc.	4,876	465
bebe stores, inc	17,200	464
*InfoSpace, Inc.	9,748	464
Media General, Inc. Class A	7,057	457
*AnnTaylor Stores Corp.	21,128	455
Journal Communications, Inc.	25,100	454
Grey Global Group Inc.	410	451
*Scholastic Corp.	12,200	451
*CEC Entertainment Inc.	11,275	451
Ethan Allen Interiors, Inc.	11,259	451
Strayer Education, Inc.	4,100	450
*Cabela's Inc.	19,700	448
*P.F. Chang's China Bistro, Inc.	7,800	440
Blockbuster Inc. Class A	45,286	432
*Corrections Corp. of America REIT	10,674	432
*Martha Stewart Living
Omnimedia, Inc.	14,830	430
*Tractor Supply Co.	11,549	430
*Big Lots Inc.	35,242	427
Furniture Brands International Inc.	16,773	420
Blyth, Inc.	14,124	418
Hearst-Argyle Television Inc.	15,811	417
Reader's Digest Association, Inc.	29,900	416
Hollinger International, Inc.	26,477	415
*Jack in the Box Inc.	11,200	413
*Sirva Inc.	21,400	411
*Argosy Gaming Co.	8,796	411
*Rare Hospitality International Inc.	12,800	408
*Wesco International, Inc.	13,750	408
*WMS Industries, Inc.	12,100	406
United Auto Group, Inc.	13,600	402
*MPS Group, Inc.	32,251	395
*GameStop Corp.	17,627	394
*Guitar Center, Inc.	7,452	393
*Texas Roadhouse, Inc.	13,200	390
*Tuesday Morning Corp.	12,673	388
*Navigant Consulting, Inc.	14,498	386
*Overstock.com, Inc.	5,500	380
*Panera Bread Co.	9,300	375
*Resources Connection, Inc.	6,900	375
Wolverine World Wide, Inc.	11,850	372
Aaron Rents, Inc. Class B	14,875	372
*Aztar Corp.	10,600	370
Rollins, Inc.	14,000	368
Domino's Pizza, Inc.	20,700	368
*Arbitron Inc.	9,383	368
*Men's Wearhouse, Inc.	11,450	366
*DeVry, Inc.	21,068	366
*Priceline.com, Inc.	15,422	364
*United Natural Foods, Inc.	11,600	361
*Dick's Sporting Goods, Inc.	10,218	359
*Life Time Fitness, Inc.	13,825	358
Matthews International Corp.	9,714	357
Tupperware Corp.	16,790	348
*99 Cents Only Stores	21,429	346
K-Swiss, Inc.	11,600	338
*Jarden Corp.	7,729	336
*Linens `n Things, Inc.	13,500	335
*CKE Restaurants Inc.	22,951	333
Banta Corp.	7,400	331
Ameristar Casinos, Inc.	7,377	318
*Emmis Communications, Inc.	16,565	318
*ValueClick, Inc.	23,790	317
*Dollar Thrifty Automotive
Group, Inc.	10,500	317
*DoubleClick Inc.	40,251	313
*Electronics Boutique Holdings Corp.	7,200	309
*Universal Technical Institute Inc.	8,088	308
*Helen of Troy Ltd.	9,000	302
Kelly Services, Inc. Class A	10,000	302
*The Warnaco Group, Inc.	13,800	298
*School Specialty, Inc.	7,727	298
*Stage Stores, Inc.	7,175	298
ADVO, Inc.	8,351	298
The Nautilus Group, Inc.	12,300	297
ABM Industries Inc.	15,000	296
Callaway Golf Co.	21,904	296
The Pep Boys (Manny,
Moe & Jack)	17,240	294
*Charming Shoppes, Inc.	31,356	294
*RC2 Corp.	8,900	290
World Fuel Services Corp.	5,800	289

Balanced Index Fund	Shares	Market Value^ (000)
*Tetra Tech, Inc.	17,238	$289
*Radio One, Inc. Class D	17,700	285
*The Children's Place Retail
Stores, Inc.	7,600	281
*Central Garden and Pet Co.	6,722	281
*PRIMEDIA Inc.	73,787	280
*CMGI Inc.	109,943	280
Burlington Coat Factory
Warehouse Corp.	12,337	280
*Consolidated Graphics, Inc.	6,100	280
Kellwood Co.	8,100	279
IHOP Corp.	6,600	276
*Bright Horizons Family
Solutions, Inc.	4,200	272
Oakley, Inc.	21,000	268
*Insight Enterprises, Inc.	12,911	265
Bob Evans Farms, Inc.	10,133	265
*New York & Co., Inc.	16,000	264
*Coinstar, Inc.	9,842	264
*Midway Games Inc.	25,147	264
*A.C. Moore Arts & Crafts, Inc.	9,119	263
*Jo-Ann Stores, Inc.	9,535	263
*Too Inc.	10,698	262
*Cost Plus, Inc.	8,100	260
*Navarre Corp.	14,714	259
Watson Wyatt & Co. Holdings	9,400	253
*Charles River Associates Inc.	5,400	253
G & K Services, Inc. Class A	5,739	249
The Marcus Corp.	9,900	249
*Leapfrog Enterprises, Inc.	18,228	248
Phillips-Van Heusen Corp.	9,100	246
*Central European Distribution Corp.	8,300	245
*FTI Consulting, Inc.	11,580	244
*Payless ShoeSource, Inc.	19,750	243
*THQ Inc.	10,555	242
*Hot Topic, Inc.	13,869	238
*Carter's, Inc.	7,000	238
*Amerco, Inc.	5,150	237
*Journal Register Co.	12,175	235
La-Z-Boy Inc.	15,247	234
*ProQuest Co.	7,889	234
Liberty Corp.	5,328	234
*Cumulus Media Inc.	15,430	233
*USANA Health Sciences, Inc.	6,750	231
*CoStar Group, Inc.	4,917	227
*Elizabeth Arden, Inc.	9,538	226
*Radio One, Inc.	14,000	225
*Stein Mart, Inc.	13,200	225
*Labor Ready, Inc.	13,300	225
*MarketWatch Inc.	12,430	224
Landry's Restaurants, Inc.	7,684	223
*Krispy Kreme Doughnuts, Inc.	17,697	223
*Lakes Entertainment, Inc.	13,624	222
*Ventiv Health, Inc.	10,915	222
Chemed Corp.	3,300	221
*Hollywood Entertainment Corp.	16,906	221
*Stewart Enterprises, Inc. Class A	31,600	221
Sonic Automotive, Inc.	8,900	221
*California Pizza Kitchen, Inc.	9,500	219
*Playtex Products, Inc.	27,300	218
*Genesco, Inc.	7,000	218
*CSK Auto Corp.	12,910	216
*Heidrick & Struggles
International, Inc.	6,300	216
*ShopKo Stores, Inc.	11,500	215
*United Online, Inc.	18,449	213
*infoUSA Inc.	18,984	212
*GSI Commerce, Inc.	11,927	212
*Isle of Capri Casinos, Inc.	8,197	210
Finish Line, Inc.	11,478	210
*MAXIMUS, Inc.	6,700	209
*Build-A-Bear-Workshop, Inc.	5,900	207
Oxford Industries, Inc.	5,000	207
*Blue Nile Inc.	7,454	206
*Casella Waste Systems, Inc.	13,881	203
*Alliance Gaming Corp.	14,635	202
*Greenfield Online, Inc.	9,101	200
*Papa John's International, Inc.	5,800	200
*Teletech Holdings Inc.	20,597	200
Pre-Paid Legal Services, Inc.	5,280	198
*Midas Inc.	9,883	198
*Group 1 Automotive, Inc.	6,251	197
*Ryan's Restaurant Group, Inc.	12,750	197
Christopher & Banks Corp.	10,502	194
Handleman Co.	9,000	193
*Charter Communications, Inc.	86,232	193
American Woodmark Corp.	4,400	192
*Hibbett Sporting Goods, Inc.	7,179	191
Brown Shoe Co., Inc.	6,400	191
*Cox Radio, Inc.	11,578	191
*Guess ?, Inc.	15,200	191
Fred's, Inc.	10,950	191
Pulitzer, Inc.	2,933	190
Kenneth Cole Productions, Inc.	6,150	190
*Great Wolf Resorts, Inc.	8,418	188
*Crown Media Holdings, Inc.	21,858	188
Russell Corp.	9,600	187
Jackson Hewitt Tax Service Inc.	7,400	187
*iVillage Inc.	30,185	187
The Buckle, Inc.	6,300	186
*Del Laboratories, Inc.	5,331	185
*NetFlix.com, Inc.	14,950	184

Balanced Index Fund	Shares	Market Value^ (000)
*Trans World Entertainment Corp.	14,750	$184
*The Sports Authority, Inc.	7,129	184
*Clark, Inc.	11,800	183
*Lifeline Systems, Inc.	7,100	183
*Hartmarx Corp.	23,500	183
*Global Imaging Systems, Inc.	4,600	182
Viad Corp.	6,347	181
*NetRatings, Inc.	9,366	180
*Pinnacle Entertainment, Inc.	9,000	178
*Dave & Busters, Inc.	8,777	177
*Revlon, Inc. Class A	77,028	177
Lone Star Steakhouse
& Saloon, Inc.	6,300	176
Movado Group, Inc.	9,400	175
Churchill Downs, Inc.	3,900	174
*Volt Information Sciences Inc.	5,900	173
*The Advisory Board Co.	4,691	173
*Vail Resorts Inc.	7,700	173
*Steak n Shake Co.	8,582	172
Movie Gallery, Inc.	9,018	172
The Neiman Marcus Group, Inc.
Class B	2,561	171
*4Kids Entertainment Inc.	8,100	170
Cato Corp. Class A	5,900	170
*EZCORP, Inc.	11,000	170
Bowne & Co., Inc.	10,400	169
*Educate, Inc.	12,712	168
Blair Corp.	4,700	168
World Wrestling
Entertainment, Inc.	13,800	167
*Select Comfort Corp.	9,325	167
*Wireless Facilities, Inc.	17,316	163
Mannatech, Inc.	8,550	163
*Red Robin Gourmet Burgers	3,000	160
Renaissance Learning, Inc.	8,606	160
*America's Car-Mart, Inc.	4,200	160
*Geo Group Inc.	6,000	159
The Topps Co., Inc.	16,300	159
*Steinway Musical Instruments Inc.	5,400	156
*1-800-FLOWERS.COM, Inc.	18,537	156
*Entravision Communications Corp.	18,600	155
The Stride Rite Corp.	13,800	154
*Water Pik Technologies, Inc.	8,689	154
*JAKKS Pacific, Inc.	6,961	154
*Syms Corp.	12,600	153
*Century Business Services, Inc.	35,023	153
Central Parking Corp.	10,041	152
*1-800 CONTACTS, Inc.	6,901	152
CDI Corp.	7,100	152
*LookSmart, Ltd.	68,800	151
Gray Television, Inc.	9,700	150
*K2 Inc.	9,464	150
*Candie's, Inc.	27,700	150
Triarc Cos., Inc. Class B	12,200	150
*AFC Enterprises, Inc.	6,275	148
*Rentrak Corp.	11,800	148
*MTR Gaming Group Inc.	13,945	147
*Multimedia Games Inc.	9,300	147
*Six Flags, Inc.	27,218	146
Thomas Nelson, Inc.	6,450	146
*Luby's, Inc.	19,400	146
*Retail Ventures, Inc.	20,400	145
*Cross Country Healthcare, Inc.	8,000	145
*Steven Madden, Ltd.	7,664	145
*Insight Communications Co., Inc.	15,500	144
*Insurance Auto Auctions, Inc.	6,400	143
*The Dress Barn, Inc.	8,096	142
*Korn/Ferry International	6,800	141
*Lin TV Corp.	7,378	141
Angelica Corp.	5,200	141
Goody's Family Clothing	15,347	140
*DiamondCluster International, Inc.	9,776	140
*LodgeNet Entertainment Corp.	7,900	140
*ValueVision Media, Inc.	10,040	140
*Spherion Corp.	16,599	139
Stanley Furniture Co., Inc.	3,100	139
Lawson Products, Inc.	2,738	138
*The Gymboree Corp.	10,700	137
Sinclair Broadcast Group, Inc.	14,800	136
*Young Broadcasting Inc.	12,668	134
Startek, Inc.	4,700	134
*PC Connection, Inc.	14,000	133
National Presto Industries, Inc.	2,900	132
Russ Berrie and Co., Inc.	5,738	131
*Systemax Inc.	17,800	131
*Century Casinos, Inc.	14,200	130
*Vertrue Inc.	3,400	128
Big 5 Sporting Goods Corp.	4,400	128
*Skechers U.S.A., Inc.	9,800	127
*Beasley Broadcast Group, Inc.	7,200	126
*AMN Healthcare Services, Inc.	7,905	126
Gevity HR, Inc.	6,100	125
Stamps.com Inc.	7,850	124
*JAMDAT Mobile Inc.	5,900	122
*SM&A Corp.	13,945	119
*Pfsweb Inc.	41,864	119
*Nexstar Broadcasting Group, Inc.	12,717	117
*Perry Ellis International Corp.	5,732	117
*Salem Communications Corp.	4,660	116
*Brookstone, Inc.	5,914	116
*Total Entertainment
Restaurant Corp.	9,682	115

Balanced Index Fund	Shares	Market Value^ (000)
*Spanish Broadcasting System, Inc.	10,800	$114
Bassett Furniture Industries, Inc.	5,800	114
Haverty Furniture Cos., Inc.	6,148	114
*Deckers Outdoor Corp.	2,400	113
*O'Charley's Inc.	5,739	112
*Forrester Research, Inc.	6,250	112
*PDI, Inc.	5,000	111
*Shoe Carnival, Inc.	8,550	111
*MarineMax, Inc.	3,700	110
*The Boyds Collection, Ltd.	24,700	109
*Administaff, Inc.	8,600	109
Lithia Motors, Inc.	4,000	107
*24/7 Real Media, Inc.	24,389	106
*Universal Electronics, Inc.	6,000	106
Dover Downs Gaming
& Entertainment, Inc.	8,029	105
*Benihana Inc. Class A	6,465	105
Libbey, Inc.	4,700	104
*Bally Total Fitness Holding Corp.	24,327	103
*aQuantive, Inc.	11,500	103
*J. Jill Group, Inc.	6,900	103
Oshkosh B' Gosh, Inc. Class A	4,800	103
Traffix, Inc.	16,050	102
*Hudson Highland Group, Inc.	3,515	101
Advanced Marketing Services	9,900	100
*SOURCECORP, Inc.	5,200	99
*Tweeter Home Entertainment
Group, Inc.	14,100	97
*West Marine, Inc.	3,900	97
Allen Organ Co.	1,400	96
UniFirst Corp.	3,400	96
*Fisher Communications, Inc.	1,960	96
*FindWhat.com	5,400	96
*Asbury Automotive Group, Inc.	6,900	95
*Greg Manning Auctions, Inc.	7,600	94
*Kforce Inc.	8,459	94
*Pegasus Solutions Inc.	7,400	93
Deb Shops, Inc.	3,685	92
*Department 56 Inc.	5,505	92
*Mothers Work, Inc.	6,700	91
*Franklin Electronic Publishers, Inc.	20,800	91
*The Pantry, Inc.	3,000	90
*Charlotte Russe Holding Inc.	8,900	90
*PLATO Learning, Inc.	12,053	90
*Brightpoint, Inc.	4,594	90
*Innotrac Corp.	10,500	89
*Friendly Ice Cream Corp.	10,600	89
*Playboy Enterprises, Inc. Class B	7,200	88
*Worldwide Restaurant
Concepts Inc.	21,700	88
Superior Uniform Group, Inc.	5,900	88
Sturm, Ruger & Co., Inc.	9,676	87
*TiVo Inc.	14,850	87
*Bombay Co.	15,500	86
*Jos. A. Bank Clothiers, Inc.	3,000	85
*Sharper Image Corp.	4,500	85
*Learning Tree International, Inc.	6,300	84
*Checkers Drive-In Restaurants, Inc.	6,150	82
L.S. Starrett Co. Class A	4,000	82
Triarc Cos., Inc. Class A	6,100	79
*Alloy, Inc.	9,700	78
Blockbuster Inc. Class B	8,811	78
*Enesco Group, Inc.	9,600	78
Viacom Inc. Class A	2,080	77
*Nashua Corp.	6,686	76
*Navigant International, Inc.	6,144	75
Hancock Fabrics, Inc.	7,200	75
*LECG Corp.	3,969	74
*iPass Inc.	9,900	73
*Edgewater Technology, Inc.	14,901	73
Cadmus Communications	5,600	72
*Clean Harbors Inc.	4,700	71
Dover Motorsports, Inc.	12,100	69
*Applica Inc.	11,400	69
*Casual Male Retail Group, Inc.	12,650	69
*Kirkland's, Inc.	5,600	69
*Monro Muffler Brake, Inc.	2,680	68
*Alderwoods Group, Inc.	5,882	67
*Neoforma, Inc.	8,470	65
*SITEL Corp.	26,100	64
*Cenveo Inc.	20,500	64
*Harris Interactive Inc.	8,000	63
*Daily Journal Corp.	1,700	63
Courier Corp.	1,200	62
*Lazare Kaplan International, Inc.	6,400	61
*First Consulting Group, Inc.	9,955	61
Action Performance Cos., Inc.	5,532	61
*Big Dog Holdings, Inc.	9,200	61
*Saga Communications, Inc.	3,500	59
*Raindance Communications, Inc.	25,200	58
Fedders Corp.	16,090	58
*Autobytel Inc.	9,610	58
*Perficient, Inc.	8,800	58
*Regent Communications, Inc.	10,800	57
CSS Industries, Inc.	1,800	57
*Carriage Services, Inc.	11,500	57
*COMFORCE Corp.	20,213	56
*Lightbridge, Inc.	9,200	56
Carmike Cinemas, Inc.	1,500	55
*Strategic Distribution, Inc.	4,020	54
*SPEEDUS Corp.	18,800	53
*NIC Inc.	10,500	53

Balanced Index Fund	Shares	Market Value^ (000)
*Atari, Inc.	17,920	$53
*Party City Corp.	4,030	52
*Wyndham International, Inc.
Class A	43,326	52
*Synagro Technologies Inc.	16,700	51
*S&K Famous Brands Inc.	3,100	51
*Internap Network Services Corp.	54,200	50
CPI Corp.	3,700	50
*Rubio's Restaurants, Inc.	4,100	50
*Medical Staffing Network
Holdings, Inc.	5,900	48
*LKQ Corp.	2,380	48
*Digital Generation Systems	37,900	47
*Drugstore.com, Inc.	13,200	45
*On Assignment, Inc.	8,600	45
*Trump Hotels & Casino
Resorts, Inc.	21,800	44
*Pegasus Communications Corp.	4,660	44
Inter Parfums, Inc.	2,750	44
Schawk, Inc.	2,400	44
Haggar Corp.	1,800	42
*Digital Theater Systems Inc.	2,000	40
*Medialink Worldwide, Inc.	11,311	40
Rock of Ages Corp.	5,137	38
*APAC Teleservices, Inc.	21,234	37
ILX Resorts Inc.	3,600	37
*Correctional Services Corp.	12,597	37
*Conn's, Inc.	2,100	35
*The Smith & Wollensky
Restaurant Group, Inc.	6,000	32
*Whitehall Jewellers, Inc.	3,900	31
*ParkerVision, Inc.	3,400	30
*Interstate Hotels & Resorts, Inc.	5,582	30
*ICT Group, Inc.	2,999	29
*Paxson Communications Corp.	20,497	28
*Rainmaker Systems, Inc.	21,800	27
*BJ's Restaurants Inc.	1,800	25
Stephan Co.	5,900	25
*Buca, Inc.	3,500	24
*Cache, Inc.	1,350	24
*The Princeton Review, Inc.	3,900	24
*Vcampus Corp.	11,360	24
*Gartner, Inc. Class B	1,890	23
*Spherix Inc.	7,000	23
*Marchex, Inc.	1,066	22
*eMerge Interactive, Inc.	13,999	22
*Management Network Group Inc.	9,400	22
*Mossimo, Inc.	6,100	21
*The Wet Seal, Inc. Class A	8,975	20
*Protection One, Inc.	51,200	19
*Onvia.com, Inc.	3,000	19
*Empire Resorts Inc.	1,700	19
*PriceSmart, Inc.	2,500	19
*Oneida Ltd.	5,800	18
*Main Street Restaurant Group Inc.	10,700	17
*Register.com, Inc.	2,641	17
Saucony Inc.	600	16
*Metro One
Telecommunications, Inc.	10,100	16
*Cellstar Corp.	3,400	15
*Verticalnet, Inc.	9,030	15
*Digital Impact, Inc.	10,000	14
*Mayor's Jeweler's, Inc.	17,400	11
*Gallery of History, Inc.	2,700	10
*Gander Mountain Co.	800	10
*Concord Camera Corp.	3,500	8
*News Corp., Inc., Class B	400	8
*America Online Latin America, Inc.	7,200	5
*Brillian Corp.	1,325	5
*Gadzooks, Inc.	4,700	4
Knape & Vogt Manufacturing Co.	300	4
*REX Stores Corp.	200	3
*Exponent, Inc.	100	3
*PriceSmart, Inc. Rights
Exp. 1/21/2005	2,500	3
*LQ Corp. Inc.	1,358	2
*Fresh Choice, Inc.	5,100	2
*Interep National Radio Sales, Inc.	2,700	2
*Emerson Radio Corp.	500	2
Flexsteel Industry	100	2
*Hanover Direct, Inc.	1,240	2
*Visual Data Corp.	921	2
*Geerlings & Wade Inc.	1,200	1
*Provo International Inc.	6,400	1
*EasyLink Services Corp.	742	1
*Major Automotive Cos., Inc.	800	1
*Headway Corporate
Resources, Inc.	17,800	--

		738,654

Consumer Staples (3.9%)
The Procter & Gamble Co.	749,587	41,287
Altria Group, Inc.	604,509	36,936
The Coca-Cola Co.	721,469	30,035
PepsiCo, Inc.	499,830	26,091
Kraft Foods Inc.	504,491	17,965
Anheuser-Busch Cos., Inc.	236,142	11,979
Walgreen Co.	302,033	11,589
Colgate-Palmolive Co.	156,645	8,014
Sysco Corp.	188,661	7,201
Sara Lee Corp.	232,993	5,624
General Mills, Inc.	112,331	5,584
Kellogg Co.	120,921	5,400

Balanced Index Fund	Shares	Market Value^ (000)
CVS Corp.	117,183	$5,281
ConAgra Foods, Inc.	155,938	4,592
Wm. Wrigley Jr. Co.	66,203	4,581
Hershey Foods Corp.	76,018	4,222
H.J. Heinz Co.	103,838	4,049
*The Kroger Co.	219,633	3,852
The Clorox Co.	62,578	3,688
Campbell Soup Co.	121,155	3,621
Reynolds American Inc.	43,665	3,432
Coca-Cola Enterprises, Inc.	138,360	2,885
*Safeway, Inc.	131,701	2,600
Albertson's, Inc.	108,263	2,585
UST, Inc.	48,720	2,344
The Pepsi Bottling Group, Inc.	73,773	1,995
Tyson Foods, Inc.	103,976	1,913
Brown-Forman Corp. Class B	35,775	1,742
Whole Foods Market, Inc.	18,186	1,734
McCormick & Co., Inc.	40,567	1,566
*Dean Foods Co.	46,504	1,532
*Constellation Brands, Inc. Class A	31,970	1,487
SuperValu Inc.	40,586	1,401
Hormel Foods Corp.	40,897	1,282
*Smithfield Foods, Inc.	33,039	978
PepsiAmericas, Inc.	40,501	860
Adolph Coors Co. Class B	10,943	828
J.M. Smucker Co.	17,538	826
*7-Eleven, Inc.	33,885	812
*Del Monte Foods Co.	62,003	683
Pilgrim's Pride Corp.	20,244	621
Church& Dwight, Inc.	18,255	614
*Rite Aid Corp.	157,138	575
Tootsie Roll Industries, Inc.	15,109	523
Fresh Del Monte Produce Inc.	17,300	512
*NBTY, Inc.	20,444	491
Flowers Foods, Inc.	13,515	427
*Performance Food Group Co.	13,906	374
Universal Corp. (VA)	7,800	373
Ralcorp Holdings, Inc.	8,733	366
Weis Markets, Inc.	8,182	316
Sensient Technologies Corp.	12,912	310
Seaboard Corp.	300	299
Longs Drug Stores, Inc.	10,350	285
Ruddick Corp.	12,809	278
Casey's General Stores, Inc.	14,600	265
Chiquita Brands International, Inc.	11,636	257
*Provide Commerce Inc.	6,813	253
*Hain Celestial Group, Inc.	10,735	222
Vector Group Ltd.	12,958	215
*Smart & Final Inc.	13,200	190
Winn-Dixie Stores, Inc.	40,689	185
Sanderson Farms, Inc.	4,150	180
Lance, Inc.	9,200	175
Coca-Cola Bottling Co.	3,000	171
Schweitzer-Mauduit
International, Inc.	4,950	168
*Peet's Coffee & Tea Inc.	6,334	168
*M&F Worldwide Corp.	11,600	158
*Wild Oats Markets Inc.	17,855	157
Nash-Finch Co.	4,100	155
Farmer Brothers, Inc.	6,000	145
*Chalone Wine Group Ltd.	9,210	130
J & J Snack Foods Corp.	2,500	123
*The Great Atlantic & Pacific
Tea Co., Inc.	11,400	117
American Italian Pasta Co.	4,920	114
Dimon Inc.	16,900	114
*Green Mountain Coffee
Roasters, Inc.	4,484	113
Standard Commercial Tobacco Co.	5,663	110
*Lifeway Foods, Inc.	11,200	102
*Boston Beer Co., Inc. Class A	4,600	98
Nature's Sunshine Inc.	4,767	97
*Pathmark Stores, Inc.	16,344	95
*Todhunter International, Inc.	6,700	88
Rocky Mountain Chocolate
Factory, Inc.	4,880	71
Arden Group Inc. Class A	615	62
*Omega Protein Corp.	6,000	52
*Weider Nutritional International, Inc.	11,300	49
National Beverage Corp.	5,200	43
*Star Scientific, Inc.	6,962	35
*Redhook Ale Brewery, Inc.	8,000	28
*Nutrition 21 Inc.	26,700	28
*Scheid Vineyards, Inc. Class A	1,500	9
*John B. Sanfilippo & Son, Inc.	100	3
*The Penn Traffic Co.	7,762	1

		286,186

Financial Services (13.3%)
Citigroup, Inc.	1,523,820	73,418
Bank of America Corp.	1,198,538	56,319
American International
Group, Inc.	768,719	50,482
JPMorgan Chase& Co.	1,050,108	40,965
Wells Fargo & Co.	497,921	30,946
Wachovia Corp.	473,686	24,916
American Express Co.	373,759	21,069
Fannie Mae	285,566	20,335
Morgan Stanley	323,889	17,982
U.S. Bancorp	554,473	17,366
Merrill Lynch& Co., Inc.	276,105	16,503
Freddie Mac	203,136	14,971
The Goldman Sachs Group, Inc.	142,330	14,808

Balanced Index Fund	Shares	Market Value^ (000)
Washington Mutual, Inc.	257,231	$10,876
First Data Corp.	252,724	10,751
MBNA Corp.	376,654	10,618
Allstate Corp.	204,384	10,571
Metropolitan Life Insurance Co.	221,129	8,958
Prudential Financial, Inc.	153,118	8,415
Fifth Third Bancorp	165,311	7,816
SunTrust Banks, Inc.	105,670	7,807
Automatic Data Processing, Inc.	174,216	7,726
The Bank of New York Co., Inc.	228,726	7,644
National City Corp.	195,500	7,341
St. Paul Travelers Cos., Inc.	197,320	7,315
Lehman Brothers Holdings, Inc.	80,071	7,005
BB&T Corp.	163,574	6,878
SLM Corp.	128,586	6,865
Countrywide Financial Corp.	166,155	6,149
AFLAC Inc.	149,586	5,960
The Hartford Financial Services
Group Inc.	85,936	5,956
Capital One Financial Corp.	70,675	5,952
Golden West Financial Corp.	90,120	5,535
Franklin Resources Corp.	73,763	5,138
Marsh & McLennan Cos., Inc.	153,671	5,056
Progressive Corp. of Ohio	59,009	5,006
State Street Corp.	99,141	4,870
Regions Financial Corp.	136,355	4,853
Charles Schwab Corp.	402,932	4,819
PNC Financial Services Group	83,278	4,783
The Chubb Corp.	56,315	4,331
Simon Property Group, Inc. REIT	65,258	4,220
KeyCorp	120,023	4,069
North Fork Bancorp, Inc.	138,026	3,982
Genworth Financial Inc.	144,432	3,900
Mellon Financial Corp.	125,124	3,893
Loews Corp.	54,696	3,845
Paychex, Inc.	111,456	3,798
The Principal Financial Group, Inc.	92,379	3,782
Moody's Corp.	43,520	3,780
M & T Bank Corp.	34,523	3,723
Equity Office Properties
Trust REIT	118,921	3,463
CIGNA Corp.	40,579	3,310
Northern Trust Corp.	64,858	3,151
Bear Stearns Co., Inc.	30,356	3,106
Comerica, Inc.	50,539	3,084
Equity Residential REIT	82,675	2,991
Marshall & Ilsley Corp.	65,717	2,905
CIT Group Inc.	62,127	2,847
UnionBanCal Corp.	44,044	2,840
Vornado Realty Trust REIT	37,039	2,820
AmSouth Bancorp	104,418	2,704
MBIA, Inc.	42,256	2,674
Ambac Financial Group, Inc.	31,971	2,626
Synovus Financial Corp.	91,258	2,608
H & R Block, Inc.	49,613	2,431
Lincoln National Corp.	51,835	2,420
*SunGard Data Systems, Inc.	85,032	2,409
Fidelity National Financial, Inc.	51,197	2,338
T. Rowe Price Group Inc.	37,556	2,336
General Growth Properties
Inc. REIT	64,491	2,332
ProLogis REIT	53,546	2,320
*Fiserv, Inc.	57,669	2,318
Sovereign Bancorp, Inc.	101,252	2,283
Popular, Inc.	78,408	2,261
The Chicago Mercantile Exchange	9,730	2,225
Aon Corp.	93,127	2,222
Archstone-Smith Trust REIT	57,706	2,210
Cincinnati Financial Corp.	49,510	2,191
Legg Mason Inc.	29,720	2,177
SAFECO Corp.	41,070	2,145
Public Storage, Inc. REIT	37,958	2,116
Jefferson-Pilot Corp.	40,235	2,091
Plum Creek Timber Co. Inc. REIT	53,988	2,075
Boston Properties, Inc. REIT	31,889	2,062
White Mountains Insurance
Group Inc.	3,161	2,042
Hudson City Bancorp, Inc.	55,146	2,030
*CNA Financial Corp.	75,492	2,016
MGIC Investment Corp.	29,051	2,002
Kimco Realty Corp. REIT	32,812	1,903
Torchmark Corp.	32,656	1,866
Banknorth Group, Inc.	50,654	1,854
Zions Bancorp	26,424	1,798
Host Marriott Corp. REIT	102,330	1,770
*Ameritrade Holding Corp.	124,232	1,767
Compass Bancshares Inc.	36,113	1,758
Huntington Bancshares Inc.	68,146	1,689
*E*TRADE Financial Corp.	108,175	1,617
Avalonbay Communities,
Inc. REIT	21,455	1,616
New York Community
Bancorp, Inc.	78,058	1,606
First Horizon National Corp.	36,438	1,571
Doral Financial Corp.	31,860	1,569
UnumProvident Corp.	87,409	1,568
Commerce Bancorp, Inc.	23,137	1,490
iStar Financial Inc. REIT	32,729	1,481
Radian Group, Inc.	27,647	1,472
Leucadia National Corp.	21,163	1,470
Duke Realty Corp. REIT	41,927	1,431
*Providian Financial Corp.	86,379	1,423

Balanced Index Fund	Shares	Market Value^ (000)
Total System Services, Inc.	58,014	$1,410
Old Republic International Corp.	54,347	1,375
Hibernia Corp. Class A	45,820	1,352
TCF Financial Corp.	41,660	1,339
Developers Diversified Realty
Corp. REIT	30,149	1,338
*WellChoice Inc.	24,934	1,331
*DST Systems, Inc.	25,057	1,306
Assurant, Inc.	42,400	1,295
SEI Investments Co.	30,404	1,275
Associated Banc-Corp	38,097	1,265
*The Dun & Bradstreet Corp.	20,710	1,235
Mercantile Bankshares Corp.	23,304	1,216
Transatlantic Holdings, Inc.	19,375	1,198
The PMI Group Inc.	28,634	1,195
Janus Capital Group Inc.	70,643	1,188
W.R. Berkley Corp.	24,802	1,170
*AmeriCredit Corp.	46,845	1,145
*Alliance Data Systems Corp.	24,100	1,144
Equifax, Inc.	40,208	1,130
The Macerich Co. REIT	17,585	1,104
Health Care Properties
Investors REIT	39,558	1,095
People's Bank	27,950	1,087
Apartment Investment
& Management Co.
Class A REIT	28,189	1,086
Nuveen Investments, Inc. Class A	27,519	1,086
Liberty Property Trust REIT	25,035	1,082
*The First Marblehead Corp.	18,975	1,067
Student Loan Corp.	5,800	1,067
Independence Community
Bank Corp.	24,811	1,056
*Markel Corp.	2,900	1,056
Dow Jones & Co., Inc.	24,411	1,051
City National Corp.	14,727	1,040
Commerce Bancshares, Inc.	20,722	1,040
Eaton Vance Corp.	19,860	1,036
Weingarten Realty Investors REIT	25,321	1,015
A.G. Edwards & Sons, Inc.	23,357	1,009
*CheckFree Corp.	26,444	1,007
Regency Centers Corp. REIT	18,099	1,003
Mills Corp. REIT	15,722	1,002
Investors Financial Services Corp.	19,792	989
AMB Property Corp. REIT	24,446	987
Federated Investors, Inc.	32,325	983
Erie Indemnity Co. Class A	18,667	981
Mercury General Corp.	16,263	974
United Dominion Realty
Trust REIT	38,847	963
Catellus Development Corp. REIT	30,548	935
First American Corp.	26,507	931
Hospitality Properties Trust REIT	20,045	922
Astoria Financial Corp.	23,030	921
Unitrin, Inc.	20,151	916
Reinsurance Group of America, Inc.	18,753	909
New Century REIT, Inc.	14,150	904
Ryder System, Inc.	18,900	903
Sky Financial Group, Inc.	31,468	902
*CapitalSource Inc.	35,100	901
*Conseco, Inc.	44,950	897
Brown & Brown, Inc.	20,258	882
Arthur J. Gallagher & Co.	27,101	881
Protective Life Corp.	20,460	873
*BOK Financial Corp.	17,787	867
Trizec Properties, Inc. REIT	44,808	848
Colonial BancGroup, Inc.	39,844	846
Fulton Financial Corp.	35,796	834
Mack-Cali Realty Corp. REIT	17,889	823
New Plan Excel Realty Trust REIT	30,212	818
Friedman, Billings, Ramsey
Group, Inc. REIT	42,112	817
Webster Financial Corp.	16,056	813
American National Insurance Co.	7,755	808
Valley National Bancorp	29,001	802
Capitol Federal Financial	21,880	788
Federal Realty Investment
Trust REIT	15,228	787
Bank of Hawaii Corp.	15,473	785
Fair, Isaac, Inc.	21,205	778
First BanCorp Puerto Rico	12,000	762
Cullen/Frost Bankers, Inc.	15,546	756
Pan Pacific Retail
Properties, Inc. REIT	11,909	747
W Holding Co., Inc.	32,101	736
Rayonier Inc. REIT	14,920	730
Arden Realty Group, Inc. REIT	19,329	729
Thornburg Mortgage, Inc. REIT	25,081	726
FirstMerit Corp.	24,960	711
Westcorp, Inc.	15,470	711
StanCorp Financial Group, Inc.	8,600	710
SL Green Realty Corp. REIT	11,700	708
Wilmington Trust Corp.	19,541	706
*CB Richard Ellis Group, Inc.	20,901	701
Annaly Mortgage
Management Inc. REIT	35,562	698
CenterPoint Properties Corp. REIT	14,500	694
Reckson Associates Realty
Corp. REIT	21,140	694
Jefferies Group, Inc.	17,064	687
CBL & Associates
Properties, Inc. REIT	9,002	687

Balanced Index Fund	Shares	Market Value^ (000)
Ventas, Inc. REIT	25,035	$686
American Financial Group, Inc.	21,787	682
Raymond James Financial, Inc.	21,988	681
The South Financial Group, Inc.	20,734	674
HRPT Properties Trust REIT	52,353	672
Global Payments Inc.	11,449	670
Certegy, Inc.	18,753	666
*Alleghany Corp.	2,292	654
HCC Insurance Holdings, Inc.	19,626	650
IndyMac Bancorp, Inc.	18,471	636
Nationwide Financial Services, Inc.	16,575	634
Washington Federal Inc.	23,605	626
East West Bancorp, Inc.	14,824	622
WFS Financial, Inc.	12,176	618
Camden Property Trust REIT	12,000	612
Shurgard Storage Centers,
Inc. Class A REIT	13,905	612
UCBH Holdings, Inc.	13,301	609
*Instinet Group Inc.	101,000	609
*Affiliated Managers Group, Inc.	8,863	600
Health Care Inc. REIT	15,729	600
International Bancshares Corp.	15,230	600
Commerce Group, Inc.	9,800	598
BRE Properties Inc. Class A REIT	14,790	596
Realty Income Corp. REIT	11,753	594
*Interactive Data Corp.	27,233	592
Fremont General Corp.	23,507	592
*BISYS Group, Inc.	35,489	584
Essex Property Trust, Inc. REIT	6,966	584
Waddell & Reed Financial, Inc.	24,387	583
Healthcare Realty Trust Inc. REIT	14,244	580
Park National Corp.	4,189	568
Deluxe Corp.	15,137	565
Whitney Holdings Corp.	12,472	561
MoneyGram International, Inc.	26,190	554
FactSet Research Systems Inc.	9,426	551
BancorpSouth, Inc.	22,521	549
Cathay General Bancorp	14,614	548
Jack Henry & Associates Inc.	27,295	543
Westamerica Bancorporation	9,318	543
American Financial Realty
Trust REIT	33,500	542
Crescent Real Estate, Inc. REIT	29,389	537
Hudson United Bancorp	13,619	536
*Allmerica Financial Corp.	16,143	530
CarrAmerica Realty Corp. REIT	16,015	528
Trustmark Corp.	16,990	528
Prentiss Properties Trust REIT	13,681	523
AmerUs Group Co.	11,484	520
NewAlliance Bancshares, Inc.	33,731	516
Old National Bancorp	19,928	515
Equity One, Inc. REIT	21,607	513
First Industrial Realty Trust REIT	12,464	508
United Bankshares, Inc.	13,125	501
First Midwest Bancorp, Inc.	13,754	499
Southwest Bancorporation of
Texas, Inc.	21,056	490
*Silicon Valley Bancshares	10,924	490
*La Quinta Corp. REIT	53,620	487
Odyssey Re Holdings Corp.	19,300	487
Central Pacific Financial Co.	13,403	485
Downey Financial Corp.	8,486	484
Brandywine Realty Trust REIT	16,400	482
*Kronos, Inc.	9,402	481
Nationwide Health Properties,
Inc. REIT	20,137	478
UICI	14,079	477
Pacific Capital Bancorp	13,902	473
Texas Regional Bancshares, Inc.	14,403	471
The Phoenix Cos., Inc.	37,630	470
First Citizens BancShares Class A	3,136	465
Taubman Co. REIT	15,300	458
Provident Financial Services Inc.	23,626	458
Highwood Properties, Inc. REIT	16,455	456
Pennsylvania REIT	10,646	456
Cousins Properties, Inc. REIT	15,026	455
*United Rentals, Inc.	23,864	451
Gabelli Asset Management Inc.	9,213	447
GATX Corp.	15,100	446
*Philadelphia Consolidated
Holding Corp.	6,729	445
*Nelnet, Inc.	16,500	444
Impac Mortgage Holdings,
Inc. REIT	19,600	444
Heritage Property Investment
Trust REIT	13,772	442
*ProAssurance Corp.	11,300	442
Alexandria Real Estate Equities,
Inc. REIT	5,928	441
BlackRock, Inc.	5,700	440
MAF Bancorp, Inc.	9,821	440
*Ohio Casualty Corp.	18,907	439
Washington REIT	12,877	436
Delphi Financial Group, Inc.	9,443	436
Citizens Banking Corp.	12,672	435
Home Properties, Inc. REIT	10,106	435
Greater Bay Bancorp	15,507	432
Global Signal, Inc. REIT	15,500	427
Santander BanCorp	14,113	426
*Alexander's, Inc. REIT	1,977	425
Flagstar Bancorp, Inc.	18,654	422

Balanced Index Fund	Shares	Market Value^ (000)
American Home Mortgage
Investment Corp. REIT	12,306	$422
Post Properties, Inc. REIT	12,054	421
Redwood Trust, Inc. REIT	6,726	418
R.L.I. Corp.	9,930	413
Corus Bankshares Inc.	8,490	408
Susquehanna Bancshares, Inc.	16,294	407
LandAmerica Financial Group, Inc.	7,500	404
Capital Automotive REIT	11,300	401
Chittenden Corp.	13,927	400
National Financial Partners Corp.	10,100	392
Hilb, Rogal and Hamilton Co.	10,800	391
*Arch Capital Group Ltd.	10,100	391
CVB Financial Corp.	14,656	389
Zenith National Insurance Corp.	7,800	389
*Knight Trading Group, Inc.	35,368	387
Commercial Capital Bancorp, Inc.	16,133	374
TrustCo Bank NY	27,074	373
*BankUnited Financial Corp.	11,685	373
*Accredited Home Lenders
Holding Co.	7,500	373
Senior Housing Properties
Trust REIT	19,654	372
Kilroy Realty Corp. REIT	8,700	372
*CompuCredit Corp.	13,600	372
Novastar Financial, Inc. REIT	7,500	371
Northwest Bancorp, Inc.	14,793	371
*Triad Guaranty, Inc.	6,100	369
MB Financial, Inc.	8,750	369
Selective Insurance Group	8,331	369
Provident Bankshares Corp.	10,102	367
*Universal American Financial
Corp	23,657	366
UMB Financial Corp.	6,452	366
Commercial Federal Corp.	12,292	365
Alfa Corp.	24,009	365
*Jones Lang Lasalle Inc.	9,711	363
BankAtlantic Bancorp, Inc. Class A	18,135	361
*Sterling Financial Corp.	9,147	359
*Signature Bank	11,031	357
Saxon Inc. REIT	14,836	356
*Sotheby's Holdings Class A	19,574	355
Wintrust Financial Corp.	6,232	355
*First Federal Financial Corp.	6,832	354
21st Century Insurance Group	25,970	353
First Niagara Financial Group, Inc.	25,311	353
First National Bankshares
of Florida	14,764	353
Lexington Corporate Properties
Trust REIT	15,471	349
Gables Residential Trust REIT	9,700	347
Maguire Properties, Inc. REIT	12,600	346
FBL Financial Group, Inc. Class A	12,109	346
R & G Financial Corp. Class B	8,847	344
Horace Mann Educators Corp.	17,985	343
EastGroup Properties, Inc. REIT	8,900	341
*Piper Jaffray Cos., Inc.	7,010	336
Colonial Properties Trust REIT	8,500	334
Newcastle Investment Corp. REIT	10,431	331
Waypoint Financial Corp.	11,637	330
Tanger Factory Outlet Centers,
Inc. REIT	12,178	322
*eSPEED, Inc. Class A	26,001	322
Harleysville Group, Inc.	13,350	319
Infinity Property & Casualty Corp.	9,041	318
Inland Real Estate Corp. REIT	19,889	317
*eFunds Corp.	13,075	314
*Financial Federal Corp.	8,000	314
S & T Bancorp, Inc.	8,276	312
*Danielson Holdings Corp.	36,760	311
United Fire & Casualty Co.	9,200	310
State Auto Financial Corp.	11,900	308
John H. Harland Co.	8,500	307
Stewart Information Services Corp.	7,320	305
Hancock Holding Co.	9,004	301
Chemical Financial Corp.	6,973	299
Alabama National BanCorporation	4,600	297
Republic Bancorp, Inc.	19,376	296
CRT Properties, Inc. REIT	12,300	293
Summit Properties, Inc. REIT	8,909	290
Umpqua Holdings Corp.	11,338	286
PFF Bancorp, Inc.	6,160	285
Harbor Florida Bancshares, Inc.	8,200	284
United Community Banks, Inc.	10,500	283
*Argonaut Group, Inc.	13,174	278
Commercial Net Lease Realty REIT	13,509	278
Glimcher Realty Trust REIT	9,734	270
PS Business Parks, Inc. REIT	5,944	268
Charter Financial Corp.	6,100	268
*National Western Life Insurance
Co. Class A	1,600	267
F.N.B. Corp.	13,081	266
Brookline Bancorp, Inc.	16,319	266
*Ocwen Financial Corp.	27,600	264
*Encore Capital Group, Inc.	11,023	262
BioMed Realty Trust, Inc. REIT	11,800	262
First Republic Bank	4,900	260
*Investment Technology Group, Inc.	12,937	259
Bank Mutual Corp.	20,911	254
First Commonwealth
Financial Corp.	16,496	254
*USI Holdings Corp.	21,719	251

Balanced Index Fund	Shares	Market Value^ (000)
National Health Investors REIT	8,600	$251
*World Acceptance Corp.	9,100	250
Bristol West Holdings, Inc.	12,500	250
Entertainment Properties
Trust REIT	5,534	247
Kansas City Life Insurance Co.	5,201	246
NBT Bancorp, Inc.	9,553	246
*FelCor Lodging Trust, Inc. REIT	16,768	246
Getty Realty Holding Corp. REIT	8,500	244
AMLI Residential Properties
Trust REIT	7,627	244
National Penn Bancshares Inc.	8,726	242
Corporate Office Properties
Trust, Inc. REIT	8,197	241
First Charter Corp.	9,100	238
Amcore Financial, Inc.	7,400	238
Presidential Life Corp.	13,900	236
Advanta Corp. Class A	10,363	234
Oriental Financial Group Inc.	8,182	232
Cash America International Inc.	7,787	232
Town & Country Trust REIT	8,300	229
Omega Healthcare Investors,
Inc. REIT	19,366	229
Mid-America Apartment
Communities, Inc. REIT	5,533	228
*Credit Acceptance Corp.	8,961	228
First Financial Bancorp	12,982	227
Main Street Banks, Inc.	6,500	227
Great American Financial
Resources, Inc.	13,000	226
Anchor Bancorp Wisconsin Inc.	7,700	224
Equity Lifestyle Properties,
Inc. REIT	6,250	223
Parkway Properties Inc. REIT	4,400	223
WSFS Financial Corp.	3,700	223
*Eurobancshares, Inc.	10,600	223
RAIT Investment Trust REIT	7,955	223
Community Trust Bancorp Inc.	6,857	222
Irwin Financial Corp.	7,787	221
Community Bank System, Inc.	7,800	220
Midland Co.	7,036	220
Hanmi Financial Corp.	6,078	218
*Metris Cos., Inc.	17,077	218
Dime Community Bancshares	12,112	217
MortgageIT Holdings Inc.	12,081	217
American Equity Investment
Life Holding Co.	20,100	217
*CNA Surety Corp.	16,110	215
Safety Insurance Group, Inc.	6,848	213
Westbanco Inc.	6,651	213
*PMA Capital Corp. Class A	20,512	212
Mid-State Bancshares	7,400	212
LaSalle Hotel Properties REIT	6,660	212
Harleysville National Corp.	7,938	211
Sun Communities, Inc. REIT	5,226	210
*ITLA Capital Corp.	3,561	209
*Ace Cash Express, Inc.	7,050	209
*American Physicians Capital, Inc.	5,700	205
*MeriStar Hospitality Corp. REIT	24,309	203
City Holding Co.	5,595	203
*Navigators Group, Inc.	6,693	202
Glenborough Realty Trust, Inc. REIT	9,400	200
Independent Bank Corp. (MI)	6,583	196
*NCO Group, Inc.	7,595	196
Sunstone Hotel Investors, Inc.	9,441	196
Riggs National Corp.	9,200	196
Cascade Bancorp	9,645	195
Hudson River Bancorp, Inc.	9,800	194
Frontier Financial Corp.	5,000	193
First Financial Bankshares, Inc.	4,298	193
McGrath RentCorp	4,400	192
Boston Private Financial
Holdings, Inc.	6,763	191
Prosperity Bancshares, Inc.	6,500	190
Sovran Self Storage, Inc. REIT	4,500	190
Anthracite Capital Inc. REIT	15,200	188
*Advent Software, Inc.	9,119	187
First Financial Holdings, Inc.	5,700	187
Crawford & Co. Class B	24,750	186
Cross Timbers Royalty Trust	4,654	186
Simmons First National Corp.	6,400	185
Southwest Bancorp, Inc.	7,544	185
*S1 Corp.	20,284	184
OceanFirst Financial Corp.	7,450	184
Innkeepers USA Trust REIT	12,800	182
NDCHealth Corp.	9,735	181
Capital Corp. of the West	3,832	180
Sterling Bancshares, Inc.	12,600	180
Correctional Properties Trust REIT	6,200	179
Independent Bank Corp. (MA)	5,300	179
*E-LOAN, Inc.	52,800	178
*Central Coast Bancorp	7,702	178
Ramco-Gershenson Properties
Trust REIT	5,510	178
*U-Store-It Trust	10,195	177
Saul Centers, Inc. REIT	4,606	176
Glacier Bancorp, Inc.	5,175	176
*Digital Insight Corp.	9,560	176
Universal Health Realty
Income REIT	5,400	174
EMC Insurance Group, Inc.	7,995	173

Balanced Index Fund	Shares	Market Value^ (000)
Luminent Mortgage Capital,
Inc. REIT	14,500	$173
Kramont Realty Trust REIT	7,300	171
PrivateBancorp, Inc.	5,256	169
Sandy Spring Bancorp, Inc.	4,400	169
First Financial Corp. (IN)	4,800	168
Summit Bancshares, Inc.	4,477	168
Partners Trust Financial
Group, Inc.	14,396	168
NYMAGIC, Inc.	6,600	167
Equity Inns, Inc. REIT	14,200	167
Greenhill & Co., Inc.	5,800	166
*Criimi Mae, Inc. REIT	10,320	166
U.S.B. Holding Co., Inc.	6,664	166
BancFirst Corp.	2,100	166
*Calamos Asset Management, Inc.	6,100	165
Flushing Financial Corp.	8,152	164
Independence Holding Co.	8,802	162
Ashford Hospitality Trust REIT	14,900	162
Arrow Financial Corp.	5,224	162
Gold Banc Corp., Inc.	11,000	161
First Source Corp.	6,281	160
Provident Financial Holdings, Inc.	5,529	160
Cornerstone Realty Income Trust,
Inc. REIT	15,941	159
*Marlin Business Services Inc.	8,364	159
Capital Trust Class A REIT	5,099	157
*Cardinal Financial Corp.	14,035	156
First Merchants Corp.	5,502	156
Sanders Morris Harris Group Inc.	8,700	155
First Place Financial Corp.	6,880	154
Great Southern Bancorp, Inc.	4,400	154
Government Properties Trust,
Inc. REIT	15,600	154
Oak Hill Financial, Inc.	3,942	153
Net.Bank, Inc.	14,522	151
Medallion Financial Corp.	15,584	151
Highland Hospitality Corp. REIT	13,400	151
*LaBranche& Co. Inc.	16,599	149
*United PanAm Financial Corp.	7,800	149
*iPayment Holdings, Inc.	3,000	149
*Boykin Lodging Co. REIT	16,212	149
West Coast Bancorp	5,800	147
HMN Financial, Inc.	4,500	146
Capital City Bank Group, Inc.	3,500	146
CoBiz Inc.	7,182	146
Placer Sierra Bancshares	5,100	145
*Sun Bancorp, Inc. (NJ)	5,788	145
*Prime Group Realty Trust REIT	22,300	143
*Euronet Worldwide, Inc.	5,500	143
*Asset Acceptance Capital Corp.	6,694	143
American Land Lease, Inc. REIT	6,300	142
Unizan Financial Corp.	5,385	142
Sterling Bancorp	5,010	142
Columbia Bancorp	4,100	140
*Banc Corp.	17,000	140
First Bancorp (NC)	5,100	139
*Ceres Group, Inc.	26,737	138
Bank of the Ozarks, Inc.	4,007	136
Baldwin & Lyons, Inc. Class B	5,073	136
First South Bancorp, Inc.	5,275	135
Peoples Holding Co.	4,050	134
Massbank Corp.	3,571	134
Bimini Mortgage Management, Inc.	8,321	134
FNB Financial Services Corp.	5,850	133
*The Bancorp Inc.	8,328	133
Washington Trust Bancorp, Inc.	4,538	133
*Republic First Bancorp, Inc.	8,690	133
Bryn Mawr Bank Corp.	6,033	133
Fidelity Bankshares, Inc.	3,100	133
*Carreker Corp.	15,400	132
*Consumer Portfolio Services, Inc.	27,000	131
Suffolk Bancorp	3,700	129
Associated Estates Realty
Corp. REIT	12,600	129
Columbia Banking System, Inc.	5,134	128
Seacoast Banking Corp. of Florida	5,764	128
First Community Bancorp	3,000	128
U.S. Restaurant Properties,
Inc. REIT	7,050	127
*American Independence Corp.	8,654	126
Horizon Financial Corp.	6,140	126
Value Line, Inc.	3,200	126
*Tradestation Group Inc.	17,860	125
*First Mariner Bancorp, Inc.	7,079	124
*HealthExtras, Inc.	7,600	124
*Citizens, Inc.	19,301	123
*TNS Inc.	5,600	122
Interchange Financial
Services Corp.	4,716	122
Merchants Bancshares, Inc.	4,197	122
GMH Communities Trust	8,607	121
Vesta Insurance Group, Inc.	32,900	121
Heritage Financial Corp.	5,452	121
Sizeler Property Investors,
Inc. REIT	10,200	120
First Indiana Corp.	5,322	120
*Franklin Bank Corp.	6,530	119
American National Bankshares Inc.	4,906	119
Security Bank Corp.	2,936	117
Newmil Bancorp, Inc.	3,700	117
*Huron Consulting Group Inc.	5,265	117

Balanced Index Fund	Shares	Market Value^ (000)
MFA Mortgage Investments,
Inc. REIT	13,200	$116
Anworth Mortgage Asset
Corp. REIT	10,862	116
*Texas Capital Bancshares, Inc.	5,363	116
Capital Title Group, Inc.	20,400	116
United Mobile Homes, Inc. REIT	7,300	115
*MarketAxess Holdings, Inc.	6,700	114
Yardville National Bancorp	3,254	111
Wainwright Bank & Trust Co.	8,930	110
Integra Bank Corp.	4,758	110
Winston Hotels, Inc. REIT	9,300	110
BNP Residential Properties,
Inc. REIT	6,800	109
Investors Real Estate Trust REIT	10,400	109
*Stifel Financial Corp.	5,200	109
MutualFirst Financial Inc.	4,413	107
Omega Financial Corp.	3,100	106
Pulaski Financial Corp.	5,180	106
Midwest Banc Holdings, Inc.	4,750	104
SWS Group, Inc.	4,714	103
*Portfolio Recovery Associates, Inc.	2,500	103
Farmers Capital Bank Corp.	2,500	103
*Pacific Premier Bancorp, Inc.	7,760	103
BancTrust Financial Group, Inc.	4,157	102
AmeriVest Properties, Inc. REIT	15,900	102
*HomeStore, Inc.	33,403	101
Affordable Residential
Communities REIT	6,966	100
Acadia Realty Trust REIT	6,100	99
North Valley Bancorp	5,050	98
Donegal Group Inc.	4,409	98
Bay View Capital Corp.	6,392	98
LTC Properties, Inc. REIT	4,900	98
Sterling Financial Corp. (PA)	3,375	97
Banner Corp.	3,100	97
*Ameriserv Financial Inc.	18,616	97
TF Financial Corp.	3,000	96
Bank of Granite Corp.	4,589	96
Rainier Pacific Financial Group Inc.	5,320	95
LSB Corp.	5,100	94
Bedford Property Investors,
Inc. REIT	3,300	94
*PICO Holdings, Inc.	4,502	94
Capstead Mortgage Corp. REIT	8,812	93
Urstadt Biddle Properties
Class A REIT	5,300	90
Greater Delaware Valley
Savings Bank	2,275	90
Jefferson Bancshares, Inc.	6,800	89
*Amnet Mortgage INC	10,800	89
Investors Title Co.	2,400	88
Willow Grove Bancorp, Inc.	4,635	88
Peapack Gladstone Financial Corp.	2,772	87
*Ampal-American Israel Corp.	22,836	87
Unity Bancorp, Inc.	6,770	87
*PRG-Schultz International, Inc.	17,111	86
Chester Valley Bancorp	3,871	85
First Federal Bancshares of
Arkansas, Inc.	3,800	84
Strategic Hotel Capital, Inc. REIT	5,100	84
*Bankrate, Inc.	6,050	84
Mission West Properties Inc. REIT	7,800	83
Century Bancorp, Inc. Class A	2,771	82
Greater Community Bancorp	4,936	81
Digital Realty Trust, Inc.	6,000	81
Cohen & Steers, Inc.	4,900	80
*SVB Financial Services	3,819	79
Codorus Valley Bancorp, Inc.	4,098	78
CFS Bancorp, Inc.	5,400	77
Old Second Bancorp, Inc.	2,400	77
Tompkins Trustco, Inc.	1,430	76
Team Financial, Inc.	6,000	76
KNBT Bancorp Inc.	4,517	76
*CCC Information Services Group	3,412	76
Sound Federal Bancorp Inc.	4,600	75
Foothill Independent Bancorp	3,161	74
Peoples Bancorp, Inc.	2,687	74
*QC Holdings Inc.	3,808	73
First Busey Corp.	3,421	71
Community Banks, Inc.	2,492	70
First Midwest Financial, Inc.	3,000	70
HopFed Bancorp, Inc.	4,000	69
Provident Bancorp, Inc.	5,230	69
Mainsource Financial Group, Inc.	2,840	68
State Bancorp, Inc.	2,453	67
FNB Corp. (VA)	2,360	67
IBERIABANK Corp.	1,000	66
Nara Bancorp, Inc.	3,100	66
United Community Financial Corp.	5,693	64
First State Bancorporation	1,691	62
Union Bankshares Corp.	1,600	61
Windrose Medical Properties
Trust REIT	4,200	61
Federal Agricultural Mortgage
Corp. Class A	3,500	60
*First Union Real Estate REIT	15,906	60
BCSB Bankcorp, Inc.	3,500	59
Comm Bancorp, Inc.	1,400	58
Maxcor Financial Group Inc.	6,500	58
Coastal Financial Corp.	3,003	58
*Willis Lease Finance Corp.	7,100	55

Balanced Index Fund	Shares	Market Value^ (000)
State Financial Services Corp.
Class A	1,800	$54
Capital Bank Corp.	2,900	53
Capitol Bancorp Ltd.	1,490	52
National Health Realty Inc. REIT	2,600	52
*TheStreet.com, Inc.	12,750	52
Citizens 1st Bancorp, Inc.	2,148	52
Wayne Savings Bancshares, Inc.	3,200	52
FirstBank Corp.	1,811	51
Electro Rent Corp.	3,600	51
Republic Bancorp, Inc. Class A	1,970	51
German American Bancorp	3,080	50
Pennfed Financial Services, Inc.	3,048	49
First Potomac REIT	2,136	49
NASB Financial Inc.	1,210	48
Pennrock Financial Services Corp.	1,210	47
S.Y. Bancorp, Inc.	1,800	43
TIB Financial Corp.	1,700	43
Ameriana Bancorp	2,600	42
CityBank Lynnwood (WA)	1,136	41
*Hypercom Corp.	6,700	40
TriCo Bancshares	1,677	39
Landmark Bancorp Inc.	1,348	39
Financial Institutions, Inc.	1,551	36
Camden National Corp.	900	35
Falcon Financial Investment
Trust REIT	4,989	35
First Oak Brook Bancshares, Inc.	1,050	34
Lakeland Financial Corp.	849	34
Kite Realty Group Trust REIT	2,200	34
Royal Bancshares of
Pennsylvania, Inc.	1,144	31
First Keystone Financial, Inc.	1,301	31
Extra Space Storage Inc. REIT	2,200	29
*Intersections Inc.	1,670	29
Track Data Corp.	30,200	29
Humphrey Hospitality Trust,
Inc. REIT	7,300	28
Clifton Savings Bancorp, Inc.	2,331	28
HF Financial Corp.	1,540	28
*First Cash Financial Services, Inc.	1,050	28
Berkshire Hills Bancorp, Inc.	741	28
HomeBanc Corp. REIT	2,800	27
*Collegiate Funding Services, Inc.	1,800	25
Belmont Bancorp	3,900	24
*CyberSource Corp.	3,300	24
Westfield Financial, Inc.	900	23
*Virginia Commerce Bancorp, Inc.	800	23
Eastern Virginia Bankshares, Inc.	773	20
Citizens South Banking Corp.	1,400	20
*Portal Software, Inc.	7,120	19
*International Assets Holding Corp.	2,395	18
Community West Bancshares	1,200	16
*Intelidata Technologies Corp.	23,644	16
Arbor Realty Trust, Inc. REIT	600	15
*Rewards Network Inc.	1,900	13
*ZipRealty, Inc.	700	13
*Macquarie Infrastructure
Company Trust	400	12
*InsWeb Corp.	3,108	9
Camco Financial Corp.	505	8
Ziegler Cos., Inc.	382	7
Capital Lease Funding, Inc. REIT	500	6
First M&F Corp.	182	6
United Financial Corp.	150	4
*Corillian Corp.	700	3
Pittsburgh & West Virginia
Railroad REIT	300	3
Habersham Bancorp	100	2
Burnham Pacific Properties,
Inc. REIT	19,000	2
*Horizon Group Properties,
Inc. REIT	270	1
*EBS Litigation LLC	6,856	--
*Pinnacle Holdings Inc.
Warrants Exp. 11/13/2007	30	--

		970,301

Health Care (7.3%)
Pfizer Inc.	2,224,878	59,827
Johnson & Johnson	875,723	55,538
*Amgen, Inc.	373,164	23,938
Abbott Laboratories	460,285	21,472
Merck & Co., Inc.	653,772	21,012
Eli Lilly & Co.	333,058	18,901
Medtronic, Inc.	356,783	17,721
UnitedHealth Group Inc.	196,098	17,263
*Genentech, Inc.	309,627	16,856
Wyeth	393,234	16,748
Bristol-Myers Squibb Co.	573,865	14,702
*WellPoint Inc.	87,468	10,059
Schering-Plough Corp.	434,412	9,071
*Boston Scientific Corp.	248,264	8,826
Cardinal Health, Inc.	127,023	7,386
Guidant Corp.	92,809	6,692
*Biogen Idec Inc.	99,753	6,645
Baxter International, Inc.	181,356	6,264
*Zimmer Holdings, Inc.	71,975	5,767
Stryker Corp.	118,029	5,695
Aetna Inc.	45,252	5,645
*Caremark Rx, Inc.	134,076	5,287
*Forest Laboratories, Inc.	109,163	4,897
HCA Inc.	117,862	4,710

Balanced Index Fund	Shares	Market Value^ (000)
*Gilead Sciences, Inc.	127,050	$4,445
*St. Jude Medical, Inc.	105,399	4,419
Becton, Dickinson & Co.	73,947	4,200
*Genzyme Corp.-General Division	67,405	3,914
*Medco Health Solutions, Inc.	79,756	3,318
Biomet, Inc.	75,013	3,255
Allergan, Inc.	38,828	3,148
Quest Diagnostics, Inc.	30,058	2,872
McKesson Corp.	85,865	2,701
*Laboratory Corp. of
America Holdings	41,223	2,054
*MedImmune Inc.	73,349	1,988
C.R. Bard, Inc.	30,492	1,951
AmerisourceBergen Corp.	33,150	1,945
*Chiron Corp.	55,394	1,846
*Patterson Cos	40,452	1,755
*Express Scripts Inc.	22,824	1,745
*Varian Medical Systems, Inc.	40,308	1,743
Health Management Associates
Class A	71,804	1,631
IMS Health, Inc.	68,999	1,601
*Hospira, Inc.	46,033	1,542
*Sepracor Inc.	25,830	1,534
*Tenet Healthcare Corp.	137,089	1,505
*Kinetic Concepts, Inc.	19,622	1,497
*PacifiCare Health Systems, Inc.	25,618	1,448
Mylan Laboratories, Inc.	80,282	1,419
*Coventry Health Care Inc.	26,432	1,403
*Barr Pharmaceuticals Inc.	30,760	1,401
*Humana Inc.	46,935	1,394
DENTSPLY International Inc.	23,691	1,331
*Celgene Corp.	48,984	1,300
*Lincare Holdings, Inc.	29,757	1,269
Beckman Coulter, Inc.	18,276	1,224
*IVAX Corp.	73,860	1,168
*DaVita, Inc.	29,337	1,160
*ImClone Systems, Inc.	24,352	1,122
*OSI Pharmaceuticals, Inc.	14,582	1,091
*Millennium Pharmaceuticals, Inc.	90,025	1,091
Omnicare, Inc.	30,684	1,062
*Watson Pharmaceuticals, Inc.	32,276	1,059
*Invitrogen Corp.	15,452	1,037
Bausch & Lomb, Inc.	15,550	1,002
*Health Net Inc.	32,999	953
Manor Care, Inc.	25,819	915
*Cytyc Corp.	32,697	901
*Henry Schein, Inc.	12,826	893
*King Pharmaceuticals, Inc.	71,339	885
*Charles River Laboratories, Inc.	18,974	873
*Cephalon, Inc.	16,672	848
*Triad Hospitals, Inc.	22,616	842
*Endo Pharmaceuticals
Holdings, Inc.	38,880	817
Universal Health Services Class B	17,587	783
*American Pharmaceuticals
Partners, Inc.	20,766	777
*WebMD Corp.	92,149	752
*Edwards Lifesciences Corp.	17,817	735
*Dade Behring Holdings Inc.	13,100	734
*Millipore Corp.	14,626	729
*Covance, Inc.	18,639	722
*Renal Care Group, Inc.	19,987	719
*Community Health Systems, Inc.	25,758	718
*Eon Labs, Inc.	26,500	716
Cooper Cos., Inc.	9,900	699
*Pharmaceutical Product
Development, Inc.	16,574	684
*Gen-Probe Inc.	15,020	679
*INAMED Corp.	10,634	673
Valeant Pharmaceuticals
International	24,848	655
*Affymetrix, Inc.	17,894	654
*Amylin Pharmaceuticals, Inc.	27,688	647
*Stericycle, Inc.	13,681	629
*MGI Pharma, Inc.	21,522	603
Medicis Pharmaceutical Corp.	16,892	593
*Protein Design Labs, Inc.	28,426	587
*Respironics, Inc.	10,419	566
*Eyetech Pharmaceuticals Inc.	12,307	560
*AMERIGROUP Corp.	7,363	557
*Cerner Corp.	10,437	555
*IDEXX Laboratories Corp.	10,139	553
Select Medical Corp.	30,947	545
*Neurocrine Biosciences, Inc.	10,935	539
*ICOS Corp.	19,020	538
*ResMed Inc.	10,327	528
*First Health Group Corp.	27,930	523
*Nektar Therapeutics	25,075	508
*STERIS Corp.	20,971	497
*VCA Antech, Inc.	24,900	488
*Apria Healthcare Group Inc.	14,741	486
*Andrx Group	22,184	484
*Human Genome Sciences, Inc.	39,863	479
Diagnostic Products Corp.	8,600	473
*Pediatrix Medical Group, Inc.	7,357	471
*Techne Corp.	12,074	470
*Martek Biosciences Corp.	8,884	455
*Advanced Medical Optics, Inc.	10,948	450
*Bio-Rad Laboratories, Inc. Class A	7,800	447
*Sierra Health Services, Inc.	8,064	444
Mentor Corp.	12,916	436
*PAR Pharmaceutical Cos. Inc.	10,327	427

Balanced Index Fund	Shares	Market Value^ (000)
*Kos Pharmaceuticals, Inc.	11,344	$427
Invacare Corp.	9,207	426
*The Medicines Co.	14,716	424
*American Medical Systems
Holdings, Inc.	10,121	423
*Sybron Dental Specialties, Inc.	11,936	422
*Immucor Inc.	17,653	415
*LifePoint Hospitals, Inc.	11,911	415
*NeighborCare Inc.	13,465	414
*Biosite Inc.	6,700	412
*Intuitive Surgical, Inc.	10,153	406
*Accredo Health, Inc.	14,642	406
*Ventana Medical Systems, Inc.	6,300	403
Arrow International, Inc.	12,755	395
*Pharmion Corp.	9,300	393
*VISX Inc.	14,939	386
*Alkermes, Inc.	27,414	386
*Zymogenetics, Inc.	16,375	377
*Magellan Health Services, Inc.	10,915	373
*Ocular Sciences, Inc.	7,600	372
Perrigo Co.	21,520	372
*American Healthways Inc.	11,213	371
*Wellcare Group Inc.	11,100	361
*United Therapeutics Corp.	7,900	357
*United Surgical Partners
International, Inc.	8,525	355
*Onyx Pharmaceuticals, Inc.	10,548	342
*Advanced Neuromodulation
Systems, Inc.	8,650	341
*Haemonetics Corp.	9,262	335
*Kyphon Inc.	12,902	332
*IDX Systems Corp.	9,600	331
Owens & Minor, Inc. Holding Co.	11,260	317
*Eclipsys Corp.	15,400	315
*K-V Pharmaceutical Co. Class A	14,136	312
*Kindred Healthcare, Inc.	10,332	309
*CONMED Corp.	10,859	309
*IntraLase Corp.	13,000	305
*Medarex, Inc.	28,251	305
*Province Healthcare Co.	13,550	303
*Sunrise Senior Living, Inc.	6,500	301
*Theravance, Inc.	16,611	297
*Centene Corp.	10,200	289
*Applera Corp.-Celera
Genomics Group	20,757	285
*Integra LifeSciences Holdings	7,700	284
*SurModics, Inc.	8,600	280
*Transkaryotic Therapies, Inc.	10,833	275
*Wright Medical Group, Inc.	9,600	274
*Ligand Pharmaceuticals Inc.
Class B	23,388	272
*NPS Pharmaceuticals Inc.	14,846	271
*Vicuron Pharmaceuticals Inc.	15,541	271
*Molina Healthcare Inc.	5,800	269
*Genencor International Inc.	16,391	269
*AmSurg Corp.	9,000	266
*Impax Laboratories, Inc.	16,674	265
PolyMedica Corp.	7,071	264
*Abgenix, Inc.	25,489	264
*PSS World Medical, Inc.	20,850	261
*AtheroGenics, Inc.	11,045	260
*Priority Healthcare Corp. Class B	11,918	259
*Virologic, Inc.	92,878	259
*Bone Care International, Inc.	9,300	259
*Aspect Medical Systems, Inc.	10,515	257
*Hologic, Inc.	9,100	250
Alpharma, Inc. Class A	14,747	250
*eResearch Technology, Inc.	15,450	245
*Beverly Enterprises, Inc.	26,500	242
*Sola International Inc.	8,800	242
*Myriad Genetics, Inc.	10,747	242
*Nabi Biopharmaceuticals	16,271	238
*Connetics Corp.	9,803	238
*Telik, Inc.	12,383	237
*CTI Molecular Imaging, Inc.	16,523	234
LCA-Vision Inc.	9,876	231
*Kensey Nash Corp.	6,600	228
*Matria Healthcare, Inc.	5,825	228
*Vertex Pharmaceuticals, Inc.	21,521	227
*Salix Pharmaceuticals, Ltd.	12,669	223
*First Horizon Pharmaceutical Corp.	9,600	220
*Rigel Pharmaceuticals, Inc.	8,889	217
*Tanox, Inc.	14,217	216
*ArthroCare Corp.	6,638	213
*VaxGen, Inc.	12,500	212
*MannKind Corp.	13,459	212
*Quality Systems, Inc.	3,500	209
*Incyte Corp.	20,282	203
*Symmetry Medical Inc.	9,600	202
*Cypress Bioscience, Inc.	14,277	201
*Encysive Pharmaceuticals, Inc.	20,000	199
*PAREXEL International Corp.	9,700	197
*Regeneron Pharmaceuticals, Inc.	21,301	196
West Pharmaceutical Services, Inc.	7,800	195
*EPIX Pharmaceuticals, Inc.	10,871	195
*Genesis Healthcare Corp.	5,532	194
Analogic Corp.	4,200	188
*Omnicell, Inc.	17,100	188
*Exelixis, Inc.	19,705	187
*Align Technology, Inc.	17,361	187
*CV Therapeutics, Inc.	8,094	186
*SonoSite, Inc.	5,400	183

Balanced Index Fund	Shares	Market Value^ (000)
*Enzo Biochem, Inc.	9,335	$182
*Cyberonics, Inc.	8,700	180
*Viasys Healthcare Inc.	9,374	178
*Immtech International, Inc.	14,800	177
*ImmunoGen, Inc.	20,000	177
*Chattem, Inc.	5,305	176
*Cepheid, Inc.	17,600	175
*Alliance Imaging, Inc.	15,500	174
*RehabCare Group, Inc.	6,200	174
*Per-Se Technologies, Inc.	10,884	172
*HMS Holdings Corp.	19,153	172
*Illumina, Inc.	17,936	170
Meridian Bioscience Inc.	9,748	170
Landauer, Inc.	3,700	169
*Enzon Pharmaceuticals, Inc.	12,091	166
*Able Laboratories, Inc.	7,250	165
*Idenix Pharmaceuticals Inc.	9,598	165
*Gentiva Health Services, Inc.	9,831	164
*Candela Corp.	14,448	164
*Foxhollow Technologies Inc.	6,649	163
*PRA International	6,563	163
*Thoratec Corp.	15,562	162
*TriPath Imaging, Inc.	18,000	161
Option Care, Inc.	9,319	160
Datascope Corp.	3,994	159
*Zoll Medical Corp.	4,600	158
*CuraGen Corp.	21,619	155
*Penwest Pharmaceuticals Co.	12,850	154
*InKine Pharmaceutical Co., Inc.	28,300	154
*Medical Action Industries Inc.	7,800	154
*MedCath Corp.	6,200	153
*Alexion Pharmaceuticals, Inc.	6,046	152
*DJ Orthopedics Inc.	7,100	152
*Serologicals Corp.	6,856	152
*Discovery Laboratories, Inc.	18,976	150
*Exact Sciences Corp.	39,060	149
Vital Signs, Inc.	3,800	148
*Inspire Pharmaceuticals, Inc.	8,813	148
*CYTOGEN Corp.	12,779	147
*Molecular Devices Corp.	7,200	145
*Psychiatric Solutions, Inc.	3,954	145
*America Service Group Inc.	5,400	145
*Regeneration Technologies, Inc.	13,700	144
*NeoPharm, Inc.	11,446	143
*Noven Pharmaceuticals, Inc.	8,300	142
*Nuvelo, Inc.	14,252	140
*Collagenex Pharmaceuticals, Inc.	18,900	139
*ABIOMED, Inc.	8,900	137
*BioMarin Pharmaceutical Inc.	21,500	137
*CardioDynamics International Corp.	26,500	137
*Digene Corp.	5,225	137
*US Physical Therapy, Inc.	8,800	136
*Odyssey Healthcare, Inc.	9,900	135
*Lexicon Genetics Inc.	17,419	135
*Dendreon Corp.	12,400	134
*Wilson Greatbatch
Technologies, Inc.	5,941	133
*InterMune Inc.	10,000	133
*Cubist Pharmaceuticals, Inc.	11,067	131
*Antigenics, Inc.	12,912	131
*VitalWorks Inc.	28,876	128
*Ista Pharmaceuticals Inc.	12,590	127
*Advanced Magnetics, Inc.	8,100	127
*Inverness Medical Innovations, Inc.	5,066	127
*Bradley Pharmaceuticals, Inc.	6,405	124
*Maxygen Inc.	9,677	124
*ICU Medical, Inc.	4,500	123
*Laserscope	3,400	122
*Vivus, Inc.	26,934	120
*Microvision, Inc.	16,800	118
*Pharmacyclics, Inc.	11,200	117
*Closure Medical Corp.	5,898	115
*SuperGen, Inc.	16,300	115
Hooper Holmes, Inc.	19,400	115
*Seattle Genetics, Inc.	17,522	114
*Spectranetics Corp.	20,000	112
*Allscripts Healthcare
Solutions, Inc.	10,500	112
*ARIAD Pharmaceuticals, Inc.	15,012	112
*LabOne, Inc.	3,480	111
*Aksys, Ltd.	19,800	110
*Dyax Corp.	15,097	109
*Diversa Corp.	12,461	109
*Carrington Labs Inc.	17,700	109
*Neogen Corp.	4,723	107
*Geron Corp.	13,380	107
*NitroMed, Inc.	4,000	107
*VistaCare, Inc.	6,300	105
*Orchid Biosciences, Inc.	8,989	103
*Adolor Corp.	10,400	103
*OraSure Technologies, Inc.	15,300	103
*Luminex Corp.	11,448	102
*EntreMed, Inc.	31,300	101
*CryoLife Inc.	14,300	101
*Specialty Laboratories, Inc.	9,100	100
*Cell Genesys, Inc.	12,265	99
*Northfield Laboratories, Inc.	4,400	99
*Axonyx Inc.	15,900	99
*Albany Molecular Research, Inc.	8,811	98
*Titan Pharmaceuticals, Inc.	30,335	98
*Possis Medical Inc.	7,200	97
*Bruker BioSciences Corp.	23,854	96

Balanced Index Fund	Shares	Market Value^ (000)
*Tercica, Inc.	9,520	$95
*CorVel Corp.	3,550	95
*Oscient Pharmaceuticals	25,790	94
*Isis Pharmaceuticals, Inc.	15,600	92
*Cytokinetics, Inc.	8,884	91
*Insmed Inc.	41,150	90
*Guilford Pharmaceuticals, Inc.	18,006	89
*OCA Inc.	13,935	88
*National Dentex Corp.	2,900	88
*SFBC International, Inc.	2,200	87
*Trimeris, Inc.	6,104	86
*Hi-Tech Pharmacal Co., Inc.	4,642	86
Young Innovations, Inc.	2,500	84
*Oxigene, Inc.	15,248	84
*Theragenics Corp.	20,616	84
*GTx, Inc.	6,100	82
*Harvard Bioscience, Inc.	17,761	82
*Lifecore Biomedical Inc.	7,300	82
*Conor Medsystems, Inc.	5,824	81
*Embrex, Inc.	5,929	79
*Cell Therapeutics, Inc.	9,427	77
*I-Flow Corp.	4,200	77
*Accelrys Inc.	9,800	76
*Res-Care, Inc.	5,000	76
*DOV Pharmaceutical, Inc.	4,200	76
*Nanogen, Inc.	10,300	76
*Progenics Pharmaceuticals, Inc.	4,400	76
*Nastech Pharmaceutical Co., Inc.	6,200	75
*Pozen Inc.	10,300	75
*SciClone Pharmaceuticals, Inc.	20,200	75
*Indevus Pharmaceuticals, Inc.	12,400	74
*Quidel Corp.	14,500	74
*Hollis-Eden Pharmaceuticals, Inc.	7,600	72
*SIGA Technologies, Inc.	43,100	72
*SONUS Pharmaceuticals, Inc.	20,100	71
*Continucare Corp.	28,000	71
*Neose Technologies, Inc.	10,300	69
*Pharmacopeia Drug Discovery	11,484	69
*Five Star Quality Care, Inc.	8,086	68
BioLase Technology, Inc.	6,300	68
*HealthTronics Surgical
Services, Inc.	6,355	68
*Animas Corp.	4,322	68
*Third Wave Technologies	7,800	67
*GenVec, Inc.	38,697	63
*Genaissance Pharmaceuticals, Inc.	29,100	62
*Myogen, Inc.	7,639	62
Healthcare Services Group, Inc.	2,952	62
*VNUS Medical Technologies, Inc.	4,400	59
*ViroPharma Inc.	18,300	59
*Merit Medical Systems, Inc.	3,889	59
*Abaxis, Inc.	4,100	59
*GTC Biotherapeutics, Inc.	38,581	59
*Amedisys Inc.	1,800	58
*IVAX Diagnostics, Inc.	13,300	58
*Peregrine Pharmaceuticals, Inc.	48,932	57
*AngioDynamics Inc.	2,569	57
*Lipid Sciences, Inc.	15,377	56
*Corixa Corp.	15,369	56
*Genta Inc.	31,730	56
*Caliper Life Sciences, Inc.	7,380	56
*Emisphere Technologies, Inc.	13,700	55
*Conceptus, Inc.	6,800	55
*Epimmune Inc.	32,750	54
*Targeted Genetics Corp.	34,851	54
*NMT Medical, Inc.	10,900	54
*Savient Pharmaceuticals Inc.	19,800	54
*Orphan Medical, Inc.	5,952	53
*Ciphergen Biosystems, Inc.	12,337	53
*La Jolla Pharmaceutical Co.	31,400	52
*Superior Consultant Holdings Corp.	6,200	52
*Osteotech, Inc.	9,455	52
*Arena Pharmaceuticals, Inc.	7,708	52
*Immunomedics Inc.	16,900	51
Computer Programs and
Systems, Inc.	2,200	51
*Neurogen Corp.	5,380	50
*XOMA Ltd.	19,100	49
National Healthcare Corp.	1,400	49
*Array BioPharma Inc.	5,185	49
*Avigen, Inc.	15,054	49
*Hanger Orthopedic Group, Inc.	6,035	49
*Gene Logic Inc.	13,200	49
*Iridex Corp.	11,400	48
*Corgentech Inc.	5,740	48
*Curis, Inc.	9,070	47
*Air Methods Corp.	5,500	47
Psychemedics Corp.	3,600	47
*Radiation Therapy Services, Inc.	2,710	46
*Stereotaxis Inc.	4,606	45
*Rochester Medical Corp.	4,800	45
*Durect Corp.	13,700	45
*Columbia Laboratories Inc.	16,765	44
*Cortex Pharmaceuticals, Inc.	16,200	44
E-Z-EM, Inc.	3,000	44
*Symbion, Inc.	1,900	42
*Allied Healthcare International Inc.	7,574	42
*Sangamo BioSciences, Inc.	6,800	41
*Kosan Biosciences, Inc.	5,800	40
*Chronimed Inc.	5,900	39
*Novavax, Inc.	11,810	38
*Interpharm Holdings, Inc.	15,300	37

Balanced Index Fund	Shares	Market Value^ (000)
*Maxim Pharmaceuticals, Inc.	12,100	$37
*Palomar Medical Technologies, Inc.	1,400	36
*Aastrom Biosciences, Inc.	25,400	36
*Bioject Medical Technologies Inc.	22,400	36
*AP Pharma Inc.	20,400	34
*Proxymed Pharmacy, Inc.	3,346	33
*Lynx Therapeutics, Inc.	8,456	32
*Curative Health Services, Inc.	4,500	31
*Applied Imaging Corp.	46,562	31
D&K Healthcare Resources, Inc.	3,800	31
*PRAECIS Pharmaceuticals Inc.	15,274	29
*Renovis, Inc.	1,900	27
*Kendle International Inc.	3,100	27
*IntraBiotics Pharmaceuticals, Inc.	6,633	27
*Vical, Inc.	5,600	26
*Santarus Inc.	2,900	26
*Encore Medical Corp.	3,761	26
*Aphton Corp.	8,200	26
*Matritech Inc.	23,600	25
*Bentley Pharmaceuticals, Inc.	2,300	25
*The Immune Response Corp.	15,226	25
*Cardima, Inc.	46,700	24
*Valentis, Inc.	9,346	23
*Cerus Corp.	7,764	23
*SRI/Surgical Express, Inc.	4,600	23
*Compex Technologies Inc.	4,880	23
*Curon Medical Inc.	13,000	23
*Corcept Therapeutics Inc.	3,452	22
*MacroChem Corp.	27,000	20
*MIM Corp.	2,800	18
*V.I. Technologies, Inc.	27,172	18
*Neurobiological Technologies, Inc.	3,900	17
*Tapestry Pharmaceuticals Inc.	17,300	17
*aaiPharma Inc.	5,150	17
*Rita Medical Systems, Inc.	4,300	17
*BioSphere Medical Inc.	4,235	16
*Cardiac Science, Inc.	7,497	16
*Barrier Therapeutics Inc.	900	15
*Large Scale Biology Corp.	11,600	15
*Physiometrix, Inc.	12,923	14
*Novoste Corp.	8,200	14
*Sequenom, Inc.	9,620	14
*Alteon, Inc.	8,300	11
*Virologic, Inc. Rights	44,379	11
*Quinton Cardiology Systems, Inc.	1,000	11
*Transgenomic, Inc.	9,000	10
*Aradigm Corp.	5,700	10
*Pharmos Corp.	6,600	9
*Lanvision Systems, Inc.	3,300	9
*Pain Therapeutics, Inc.	1,200	9
*IGI, Inc.	6,910	9
*NeoRx Corp.	4,100	9
*Radiologix Inc.	1,800	8
*Precision Optics Corp., Inc.	6,200	8
*Cytrx Corp.	5,000	7
*Orthologic Corp.	1,100	7
*Icoria Inc.	9,400	6
*Exactech, Inc.	300	5
*Synovis Life Technologies, Inc.	500	5
*Biopure Corp.	8,700	5
*HealthAxis, Inc.	1,960	4
*Dynacq Healthcare, Inc	600	3
*SpectRx, Inc.	4,874	2
*Enpath Medical, Inc.	200	2
*Microtek Medical Holdings, Inc.	500	2
*Corautus Genetics Inc.	300	2
*A.D.A.M., Inc.	300	1
*Stratagene Holding Corp.	102	1
*PharmaNetics, Inc.	600	--

		533,410

Integrated Oils (2.3%)
ExxonMobil Corp.	1,927,065	98,781
ChevronTexaco Corp.	628,510	33,003
ConocoPhillips Co.	202,303	17,566
Occidental Petroleum Corp.	115,474	6,739
Marathon Oil Corp.	102,154	3,842
Unocal Corp.	78,055	3,375
Amerada Hess Corp.	26,817	2,209
Murphy Oil Corp.	27,080	2,179
Hugoton Royalty Trust	15,200	398
*KCS Energy, Inc.	21,000	310
*Delta Petroleum Corp.	17,791	279
*Giant Industries, Inc.	7,900	209
*GMX Resources Inc.	15,560	108

		168,998

Other Energy (1.7%)
Schlumberger Ltd.	174,137	11,658
Devon Energy Corp.	143,415	5,582
Halliburton Co.	130,316	5,114
Burlington Resources, Inc.	116,416	5,064
Apache Corp.	96,141	4,862
Anadarko Petroleum Corp.	73,779	4,782
Baker Hughes, Inc.	98,474	4,202
*Transocean Inc.	94,623	4,011
Valero Energy Corp.	75,414	3,424
XTO Energy, Inc.	78,100	2,763
Kerr-McGee Corp.	44,479	2,570
Williams Cos., Inc.	153,333	2,498
EOG Resources, Inc.	34,728	2,478
GlobalSantaFe Corp.	69,239	2,293
*Nabors Industries, Inc.	43,807	2,247
BJ Services Co.	47,460	2,209

Balanced Index Fund	Shares	Market Value^ (000)
*Weatherford International Ltd.	39,330	$2,018
*Noble Corp.	39,490	1,964
El Paso Corp.	182,086	1,894
Sunoco, Inc.	22,182	1,812
*Smith International, Inc.	30,932	1,683
Diamond Offshore Drilling, Inc.	38,570	1,545
Peabody Energy Corp.	18,924	1,531
Pioneer Natural Resources Co.	42,850	1,504
ENSCO International, Inc.	44,604	1,416
Chesapeake Energy Corp.	78,978	1,303
*Reliant Energy, Inc.	88,016	1,201
Premcor, Inc.	26,300	1,109
Equitable Resources, Inc.	18,216	1,105
CONSOL Energy, Inc.	26,500	1,088
*Ultra Petroleum Corp.	22,300	1,073
*Newfield Exploration Co.	18,076	1,067
*NRG Engergy	29,564	1,066
Noble Energy, Inc.	17,079	1,053
Patterson-UTI Energy, Inc.	49,080	955
Pogo Producing Co.	19,026	923
*National-Oilwell, Inc.	25,335	894
*Cooper Cameron Corp.	16,160	870
*Varco International, Inc.	28,844	841
*Rowan Cos., Inc.	32,195	834
*Pride International, Inc.	40,106	824
Massey Energy Co.	22,903	800
Patina Oil & Gas Corp.	21,000	788
*Grant Prideco, Inc.	36,804	738
Arch Coal, Inc.	18,588	661
*FMC Technologies Inc.	19,885	640
*Tesoro Petroleum Corp.	20,000	637
*Calpine Corp.	160,611	633
*Plains Exploration
& Production Co.	22,785	592
*Forest Oil Corp.	17,846	566
*Quicksilver Resources, Inc.	14,600	537
*Dynegy, Inc.	114,681	530
*Unit Corp.	13,800	527
Helmerich & Payne, Inc.	15,434	525
*Cimarex Energy Co.	12,637	479
*Key Energy Services, Inc.	39,700	468
*Houston Exploration Co.	8,309	468
*Cal Dive International, Inc.	11,295	460
*Denbury Resources, Inc.	16,700	458
Vintage Petroleum, Inc.	19,563	444
Cabot Oil & Gas Corp.	10,000	443
*KFX, Inc.	29,700	431
*Encore Acquisition Co.	12,300	429
Berry Petroleum Class A	9,000	429
*Magnum Hunter Resources Inc.	33,212	428
Range Resources Corp.	20,700	424
*Todco	22,000	405
*Bill Barrett Corp.	12,567	402
Holly Corp.	13,400	373
St. Mary Land & Exploration Co.	8,844	369
*Hanover Compressor Co.	26,100	369
*Spinnaker Exploration Co.	10,500	368
*Stone Energy Corp.	8,060	363
*Oceaneering International, Inc.	9,710	362
*Swift Energy Co.	12,500	362
CARBO Ceramics Inc.	5,000	345
*Universal Compression
Holdings, Inc.	9,500	332
Frontier Oil Corp.	12,400	331
*Comstock Resources, Inc.	14,600	322
Penn Virginia Corp.	7,800	316
*Remington Oil & Gas Corp.	11,600	316
*Superior Energy Services, Inc.	20,495	316
*Energy Partners, Ltd.	15,300	310
*Foundation Coal Holdings, Inc.	13,400	309
*ATP Oil & Gas Corp.	16,150	300
*Toreador Resources Corp.	13,380	297
RPC Inc.	11,800	296
*Harvest Natural Resources, Inc.	17,100	295
*Whiting Petroleum Corp.	9,685	293
*Petroleum Development Corp.	7,491	289
Resource America, Inc.	8,886	289
*Seacor Holdings INC	5,200	278
*Grey Wolf, Inc.	50,310	265
*Goodrich Petroleum Corp.	16,100	261
*Enbridge Energy Management LLC	5,269	260
*Hydrill Co.	5,600	255
*McMoRan Exploration Co.	13,397	251
*Atwood Oceanics, Inc.	4,566	238
*Global Industries Ltd.	27,974	232
*Veritas DGC Inc.	10,325	231
Crosstex Energy, Inc.	5,393	226
*TETRA Technologies, Inc.	7,850	222
*The Meridian Resource Corp.	34,900	211
*Syntroleum Corp.	26,038	209
*Oil States International, Inc.	10,700	206
*Brigham Exploration Co.	22,079	199
*The Exploration Co. of
Delaware, Inc.	28,050	177
*Dril-Quip, Inc.	7,100	172
*FuelCell Energy, Inc.	17,218	170
*W-H Energy Services, Inc.	7,600	170
*Callon Petroleum Co.	11,700	169
*Double Eagle Petroleum Co.	8,450	163
*TransMontaigne Inc.	26,600	163
*Clayton Williams Energy, Inc.	6,995	160
*Abraxas Petroleum Corp.	66,300	154

Balanced Index Fund	Shares	Market Value^ (000)
*Input/Output, Inc.	15,900	$141
*Parallel Petroleum Corp.	25,759	139
*Parker Drilling Co.	32,500	128
*Plug Power, Inc.	20,188	123
*Petrohawk Energy Corp.	13,700	117
*Newpark Resources, Inc.	22,441	116
Gulf Island Fabrication, Inc.	5,000	109
*Copano Energy LLC	3,178	91
*Royale Energy, Inc.	9,439	68
*Infinity, Inc.	7,800	64
*Global Power Equipment
Group Inc.	6,400	63
*Harken Energy Corp.	120,290	63
*Capstone Turbine Corp.	26,376	48
*Horizon Offshore, Inc.	27,500	45
*Wilshire Enterprises, Inc.	6,900	45
*Prime Energy Corp.	1,600	32
*ICO, Inc.	10,500	32
*Atlas America, Inc.	700	25
*Evergreen Solar, Inc.	4,900	21
*Millennium Cell Inc.	16,588	21
*Torch Offshore, Inc.	8,900	13
Lufkin Industries	300	12
*U.S. Energy Systems, Inc.	10,900	9

		125,761

Materials & Processing (2.7%)
E.I. du Pont de Nemours & Co.	294,245	14,433
Dow Chemical Co.	277,158	13,722
Alcoa Inc.	256,446	8,058
International Paper Co.	143,440	6,024
Newmont Mining Corp.
(Holding Co.)	119,767	5,319
Masco Corp.	130,978	4,785
Weyerhaeuser Co.	65,679	4,415
Monsanto Co.	78,733	4,374
Archer-Daniels-Midland Co.	191,631	4,275
Praxair, Inc.	95,866	4,232
Air Products & Chemicals, Inc.	67,105	3,890
PPG Industries, Inc.	50,605	3,449
Rohm & Haas Co.	65,695	2,906
Georgia Pacific Group	76,181	2,855
Phelps Dodge Corp.	27,673	2,737
Ecolab, Inc.	75,972	2,669
*American Standard Cos., Inc.	63,968	2,643
Nucor Corp.	46,770	2,448
Lyondell Chemical Co.	71,581	2,070
MeadWestvaco Corp.	59,572	2,019
Freeport-McMoRan Copper
& Gold, Inc. Class B	51,249	1,959
Avery Dennison Corp.	32,551	1,952
Sherwin-Williams Co.	42,038	1,876
Bunge Ltd.	32,417	1,848
*The Mosaic Co.	111,083	1,813
United States Steel Corp.	33,589	1,721
Vulcan Materials Co.	30,149	1,646
Ball Corp.	33,152	1,458
The St. Joe Co.	22,709	1,458
Smurfit-Stone Container Corp.	74,740	1,396
Fluor Corp.	24,611	1,342
Eastman Chemical Co.	22,934	1,324
*Sealed Air Corp.	24,746	1,318
Precision Castparts Corp.	19,355	1,271
Sigma-Aldrich Corp.	20,366	1,231
Ashland, Inc.	20,738	1,211
*International Steel Group, Inc.	28,900	1,172
*Energizer Holdings, Inc.	23,256	1,156
*Pactiv Corp.	44,900	1,136
Engelhard Corp.	36,738	1,127
Temple-Inland Inc.	16,362	1,119
Southern Peru Copper Corp.	23,570	1,113
Lafarge North America Inc.	20,862	1,071
*Owens-Illinois, Inc.	44,559	1,009
Bemis Co., Inc.	31,910	928
Louisiana-Pacific Corp.	32,256	863
Sonoco Products Co.	28,918	857
Forest City Enterprise Class A	14,733	848
*Nalco Holding Co.	42,700	834
*Jacobs Engineering Group Inc.	16,970	811
Martin Marietta Materials, Inc.	14,538	780
Florida Rock Industries, Inc.	12,637	752
Valspar Corp.	15,038	752
Packaging Corp. of America	31,500	742
Bowater Inc.	16,570	729
Lubrizol Corp.	19,744	728
Cabot Corp.	18,112	701
The Timken Co.	26,895	700
*Scotts Co.	9,515	700
Harsco Corp.	12,073	673
RPM International, Inc.	34,177	672
*Crown Holdings, Inc.	48,822	671
*Glamis Gold, Ltd.	39,056	670
Westlake Chemical Corp.	19,142	639
Allegheny Technologies Inc.	28,428	616
Cytec Industries, Inc.	11,842	609
Hughes Supply, Inc.	18,800	608
Valhi, Inc.	36,302	584
Airgas, Inc.	21,964	582
Corn Products International, Inc.	10,850	581
Steel Dynamics, Inc.	15,121	573
*Meridian Gold Co.	29,843	566
AptarGroup Inc.	10,700	565
Kronos Worldwide, Inc.	13,626	555

Balanced Index Fund	Shares	Market Value^ (000)
*FMC Corp.	11,009	$532
*USG Corp.	12,900	519
Worthington Industries, Inc.	26,150	512
Simpson Manufacturing Co.	14,600	510
Georgia Gulf Corp.	10,117	504
*Hercules, Inc.	33,815	502
Albemarle Corp.	12,645	490
*AK Steel Corp.	32,617	472
Olin Corp.	21,358	470
*Armor Holdings, Inc.	9,900	465
Quanex Corp.	6,707	460
Cleveland-Cliffs Inc.	4,400	457
Potlatch Corp.	8,992	455
*Dycom Industries, Inc.	14,622	446
Great Lakes Chemical Corp.	15,638	446
York International Corp.	12,768	441
Commercial Metals Co.	8,700	440
*Graphic Packaging Corp.	60,800	438
Brady Corp. Class A	6,956	435
Clarcor Inc.	7,800	427
Crompton Corp.	35,180	415
*URS Corp.	12,921	415
Minerals Technologies, Inc.	6,200	414
Acuity Brands, Inc.	12,912	411
Carpenter Technology Corp.	7,000	409
Schnitzer Steel Industries, Inc.
Class A	11,900	404
Texas Industries, Inc.	6,400	399
*Maverick Tube Corp.	13,000	394
*Symyx Technologies, Inc.	13,058	393
*W.R. Grace & Co.	28,500	388
LNR Property Corp.	6,100	384
Reliance Steel & Aluminum Co.	9,814	382
Lennox International Inc.	18,540	377
Greif Inc. Class A	6,700	375
*WCI Communities, Inc.	12,750	375
*DHB Industries, Inc.	18,200	347
Mueller Industries Inc.	10,729	345
*Oregon Steel Mills, Inc.	16,900	343
*Century Aluminum Co.	13,000	341
*GrafTech International Ltd.	35,598	337
*OM Group, Inc.	10,289	334
Albany International Corp.	9,422	331
*Coeur d'Alene Mines Corp.	82,800	325
*Cabot Microelectronics Corp.	8,107	325
USEC Inc.	33,300	323
Silgan Holdings, Inc.	5,200	317
Watsco, Inc.	9,000	317
Compass Minerals International	13,000	315
*Ceradyne, Inc.	5,500	315
*Lone Star Technologies, Inc.	9,400	315
*Stillwater Mining Co.	27,795	313
MacDermid, Inc.	8,600	310
Granite Construction Co.	11,477	305
*Shaw Group, Inc.	16,906	302
*Trammell Crow Co.	16,400	297
Kaydon Corp.	8,988	297
*Griffon Corp.	10,900	294
*NL Industries, Inc.	13,219	292
Gibraltar Industries Inc.	12,300	291
*Gold Kist Inc.	21,328	290
Delta & Pine Land Co.	10,575	288
Longview Fibre Co.	15,900	288
Ferro Corp.	12,176	282
*Energy Conversion Devices, Inc.	14,606	282
Eagle Materials, Inc.	3,235	279
*Hecla Mining Co.	47,500	277
Wausau-Mosinee Paper Corp.	15,326	274
AMCOL International Corp.	13,600	273
*UAP Holding Corp.	15,200	263
*Quanta Services, Inc.	32,328	259
*NS Group Inc.	9,300	259
*NCI Building Systems, Inc.	6,800	255
*Hexcel Corp.	17,300	251
*Insituform Technologies Inc.
Class A	11,000	249
*Tejon Ranch Co.	5,910	241
H.B. Fuller Co.	8,100	231
Spartech Corp.	8,400	228
*Material Sciences Corp.	12,600	227
*Zoltek Cos., Inc.	15,134	226
ElkCorp	6,500	222
*RTI International Metals, Inc.	10,639	219
*Titanium Metals Corp.	9,000	217
*Avatar Holding, Inc.	4,500	216
*Terra Industries, Inc.	24,300	216
*Rogers Corp.	5,000	216
Brookfield Homes Corp.	6,300	214
Universal Forest Products, Inc.	4,919	213
Tredegar Corp.	10,555	213
*EnerSys	13,893	212
*Trex Co., Inc.	4,000	210
Eagle Materials, Inc. B Shares	2,473	208
Royal Gold, Inc.	11,339	207
*PolyOne Corp.	22,500	204
Steel Technologies, Inc.	7,129	196
Ryerson Tull, Inc.	12,391	195
Cambrex Corp.	7,172	194
Arch Chemicals, Inc.	6,750	194
Glatfelter	12,500	191
*EMCOR Group, Inc.	4,200	190
*Mobile Mini, Inc.	5,600	185

Balanced Index Fund	Shares	Market Value^ (000)
Chesapeake Corp. of Virginia	6,800	$185
*Northwest Pipe Co.	7,300	182
*Brush Engineered Materials Inc.	9,800	181
*Jacuzzi Brands, Inc.	20,791	181
*Interface, Inc.	18,100	180
*Huttig Building Products, Inc.	16,822	176
*Caraustar Industries, Inc.	10,400	175
Consolidated-Tomoka Land Co.	4,000	172
*Maxxam Inc.	5,200	171
Barnes Group, Inc.	6,352	168
NN, Inc.	12,480	165
Valmont Industries, Inc.	6,559	165
*Alico, Inc.	2,800	164
*Beacon Roofing Supply, Inc.	7,900	157
*Bluegreen Corp.	7,800	155
*Buckeye Technology, Inc.	11,700	152
*Ultralife Batteries, Inc.	7,800	152
*Neenah Paper Inc.	4,504	147
Rock-Tenn Co.	9,633	146
*A.M. Castle & Co.	12,100	144
*Layne Christensen Co.	7,952	144
Ameron International Corp.	3,800	144
*Webco Industries, Inc.	13,300	143
*Comfort Systems USA, Inc.	18,500	142
*Encore Wire Corp.	10,350	138
Building Materials Holding Corp.	3,600	138
*Aleris International Inc	8,110	137
WD-40 Co.	4,712	134
*U.S. Energy Corp.	44,126	131
A. Schulman Inc.	6,100	131
Apogee Enterprises, Inc.	9,400	126
Oil-Dri Corp. of America	6,800	124
Juno Lighting, Inc.	2,893	122
CIRCOR International, Inc.	5,200	120
Myers Industries, Inc.	9,161	117
Calgon Carbon Corp.	12,800	116
*AAON, Inc.	7,200	116
*Lydall, Inc.	9,700	115
The Standard Register Co.	7,890	111
*WCA Waste Corp.	10,200	107
*Liquidmetal Technologies Inc.	47,327	104
*Stratus Properties Inc.	6,497	103
*Synalloy Corp.	10,400	103
Wellman, Inc.	9,300	99
Penn Engineering
& Manufacturing Corp.	5,416	98
Ampco-Pittsburgh Corp.	6,500	95
*Valence Technology Inc.	30,500	95
Penford Corp.	5,900	93
*Omnova Solutions Inc.	16,400	92
Quaker Chemical Corp.	3,700	92
LSI Industries Inc.	7,808	89
Ennis, Inc.	4,509	87
*U.S. Concrete, Inc.	11,258	86
*Griffin Land & Nurseries, Inc.	3,200	82
Deltic Timber Corp.	1,900	81
*Constar International Inc.	10,000	77
*TransPro Inc.	12,400	76
Pope & Talbot, Inc.	4,304	74
*NewMarket Corp.	3,340	66
*Wellsford Real Properties Inc.	4,456	64
*Unifi, Inc.	16,500	63
*Infrasource Services Inc.	4,800	62
CompX International Inc.	3,600	60
*Foamex International, Inc.	14,300	54
*Integrated Electrical Services, Inc.	10,555	51
Aceto Corp.	2,550	49
*Medis Technology Ltd.	2,500	46
*Drew Industries, Inc.	1,200	43
*Reading International Inc. Class A	5,100	43
*Eden Bioscience Corp.	37,494	36
*Zapata Corp.	500	30
American Vanguard Corp.	800	29
*Perini Corp.	1,700	28
Stepan Co.	1,100	27
*Exide Technologies	1,354	19
*National Patent Development Corp.	7,900	18
*Badger Paper Mills, Inc.	3,200	14
*Impreso, Inc.	5,300	13
Anchor Glass Container Corp.	1,800	12
*Mestek, Inc.	600	11
*EarthShell Corp.	3,198	8
*Acmat Corp. Class A	610	8
*WHX Corp.	4,565	5
Calavo Growers, Inc.	300	3
*Cone Mills Corp.	18,400	--
*BMC Industries, Inc.	29,237	--

		192,842

Producer Durables (2.8%)
United Technologies Corp.	150,926	15,598
The Boeing Co.	235,758	12,205
Caterpillar, Inc.	101,037	9,852
Emerson Electric Co.	124,489	8,727
*Applied Materials, Inc.	499,532	8,542
Illinois Tool Works, Inc.	89,141	8,262
Lockheed Martin Corp.	131,293	7,293
Northrop Grumman Corp.	105,751	5,749
Deere & Co.	73,472	5,466
Danaher Corp.	90,853	5,216
*Xerox Corp.	281,135	4,782
Ingersoll-Rand Co.	51,669	4,149
*Agilent Technologies, Inc.	143,197	3,451

Balanced Index Fund	Shares	Market Value^ (000)
*Lexmark International, Inc.	38,225	$3,249
Pitney Bowes, Inc.	68,153	3,154
D. R. Horton, Inc.	68,754	2,771
*KLA-Tencor Corp.	58,037	2,703
Parker Hannifin Corp.	35,216	2,667
Dover Corp.	59,975	2,515
Lennar Corp. Class A	42,465	2,407
Pulte Homes, Inc.	37,416	2,387
Centex Corp.	36,440	2,171
Rockwell Collins, Inc.	52,209	2,059
Cooper Industries, Inc. Class A	26,964	1,831
W.W. Grainger, Inc.	26,748	1,782
Molex, Inc.	55,804	1,674
*Waters Corp.	35,691	1,670
*Toll Brothers, Inc.	22,188	1,522
*Thermo Electron Corp.	48,735	1,471
*NVR, Inc.	1,880	1,446
KB HOME	13,609	1,421
Pentair, Inc.	29,860	1,301
American Power Conversion Corp.	59,086	1,264
*American Tower Corp. Class A	66,996	1,233
Novellus Systems, Inc.	42,647	1,189
Diebold, Inc.	21,152	1,179
Goodrich Corp.	35,525	1,160
*LAM Research Corp.	39,951	1,155
*Crown Castle International Corp.	66,518	1,107
Cummins Inc.	12,774	1,070
Pall Corp.	36,900	1,068
*Teradyne, Inc.	57,319	978
Hubbell Inc. Class B	18,049	944
*Hovnanian Enterprises Inc.
Class A	18,200	901
Tektronix, Inc.	27,271	824
MDC Holdings, Inc.	9,492	820
Ryland Group, Inc.	14,230	819
Donaldson Co., Inc.	24,877	810
Graco, Inc.	20,491	765
HNI Corp.	17,306	745
*United Defense Industries Inc.	15,600	737
*Alliant Techsystems, Inc.	11,020	721
Ametek, Inc.	20,146	719
*Polycom, Inc.	30,139	703
*Terex Corp.	14,500	691
Roper Industries Inc.	11,111	675
*Andrew Corp.	48,659	663
Joy Global Inc.	15,100	656
Standard Pacific Corp.	10,119	649
Steelcase Inc.	44,726	619
Plantronics, Inc.	14,597	605
*AGCO Corp.	27,403	600
Beazer Homes USA, Inc.	4,100	599
Herman Miller, Inc.	21,487	594
IDEX Corp.	14,505	587
Briggs & Stratton Corp.	13,696	569
Mine Safety Appliances Co.	11,202	568
Kennametal, Inc.	11,041	550
*Thomas & Betts Corp.	17,790	547
*Taser International Inc.	17,000	537
Crane Co.	17,947	518
*Flowserve Corp.	16,940	467
*Genlyte Group, Inc.	5,384	461
Engineered Support Systems, Inc.	7,775	460
Nordson Corp.	10,926	438
Lincoln Electric Holdings, Inc.	12,600	435
*Meritage Corp.	3,800	428
*Varian Semiconductor
Equipment Associates, Inc.	11,039	407
*Actuant Corp.	7,780	406
Cognex Corp.	13,992	390
*Headwaters Inc.	12,800	365
*Interdigital Communications Corp.	16,267	360
Belden CDT Inc.	15,425	358
*Dionex Corp.	6,300	357
Technical Olympic USA, Inc.	13,976	355
*Ionics, Inc.	7,950	345
*ESCO Technologies Inc.	4,400	337
*Cymer, Inc.	11,141	329
*Teledyne Technologies, Inc.	11,111	327
*Rayovac Corp.	9,900	303
*CUNO Inc.	5,000	297
*Esterline Technologies Corp.	9,000	294
Levitt Corp. Class A	9,584	293
*General Cable Corp.	21,150	293
*MKS Instruments, Inc.	15,553	289
*Paxar Corp.	13,000	288
*Park-Ohio Holdings Corp.	11,100	287
MTS Systems Corp.	8,420	285
Watts Water Technologies, Inc.	8,711	281
Franklin Electric, Inc.	6,600	279
The Manitowoc Co., Inc.	7,377	278
Curtiss-Wright Corp.	4,800	276
*Moog Inc.	6,050	274
Woodward Governor Co.	3,700	265
*Blount International, Inc.	15,137	264
*Mykrolis Corp.	18,397	261
JLG Industries, Inc.	13,200	259
Baldor Electric Co.	9,119	251
*Credence Systems Corp.	27,404	251
*Champion Enterprises, Inc.	20,700	245
A.O. Smith Corp.	8,145	244
Bucyrus International, Inc.	6,000	244
Applied Industrial Technology, Inc.	8,894	244

Balanced Index Fund	Shares	Market Value^ (000)
*Orbital Sciences Corp.	20,000	$237
*Technitrol, Inc.	12,969	236
Federal Signal Corp.	13,353	236
*Axcelis Technologies, Inc.	28,983	236
*Littelfuse, Inc.	6,800	232
*Gardner Denver Inc.	6,296	228
*Imagistics International Inc.	6,657	224
Regal-Beloit Corp.	7,700	220
M/I Homes, Inc.	3,900	215
*Power-One, Inc.	23,456	209
*FARO Technologies, Inc.	6,700	209
*Brooks Automation, Inc.	11,981	206
*Entegris Inc.	20,700	206
*Triumph Group, Inc.	5,106	202
*Powerwave Technologies, Inc.	23,421	199
*Itron, Inc.	8,300	198
*ATMI, Inc.	8,800	198
Tecumseh Products Co. Class A	4,123	197
Thomas Industries, Inc.	4,815	192
*MTC Technologies, Inc.	5,700	191
*LTX Corp.	24,497	188
Stewart & Stevenson
Services, Inc.	9,000	182
*Metrologic Instruments, Inc.	8,500	181
NACCO Industries, Inc. Class A	1,691	178
Lennar Corp. Class B	3,364	176
Kimball International, Inc. Class B	11,700	173
*Astec Industries, Inc.	9,832	169
*William Lyon Homes, Inc.	2,400	169
*Veeco Instruments, Inc.	8,000	169
*FEI Co.	8,000	168
*Audiovox Corp.	10,600	167
*Knoll, Inc.	9,346	164
*Electro Scientific Industries, Inc.	8,200	162
*Photronics Inc.	9,800	162
*Sonic Solutions, Inc.	7,200	162
*Kadant Inc.	7,710	158
*Ultratech, Inc.	8,300	156
Vicor Corp.	11,579	152
*DuPont Photomasks, Inc.	5,721	151
CTS Corp.	11,300	150
*Arris Group Inc.	20,800	146
United Industrial Corp.	3,700	143
*Mattson Technology, Inc.	12,502	141
X-Rite Inc.	8,700	139
Alamo Group, Inc.	5,100	139
C & D Technologies, Inc.	8,100	138
Helix Technology Corp.	7,900	137
*Mastec Inc.	13,575	137
*Symmetricom Inc.	14,050	136
*BE Aerospace, Inc.	11,300	132
Lindsay Manufacturing Co.	4,950	128
*Photon Dynamics, Inc.	5,200	126
*Presstek, Inc.	12,931	125
*Palm Harbor Homes, Inc.	7,300	123
*Kulicke & Soffa Industries, Inc.	13,834	119
*Rudolph Technologies, Inc.	6,900	118
*Artesyn Technologies, Inc.	10,400	118
*General Binding Corp.	8,517	112
*Zygo Corp.	9,470	112
Cohu, Inc.	5,913	110
Gorman-Rupp Co.	4,750	109
Standex International Corp.	3,800	108
*Therma-Wave Inc.	30,059	104
HEICO Corp.	4,500	102
*Baldwin Technology Class A	33,700	101
Summa Industries	9,700	96
HEICO Corp. Class A	5,519	95
Tennant Co.	2,400	95
Robbins & Myers, Inc.	3,900	93
Curtiss-Wright Corp. Class B	1,622	91
*EnPro Industries, Inc.	3,068	91
*Applied Films Corp.	4,200	91
*Team, Inc.	5,800	90
*SBA Communications Corp.	9,700	90
*Advanced Energy Industries, Inc.	9,600	88
*Cavalier Homes, Inc.	14,840	87
*TRC Cos., Inc.	5,000	85
Keithley Instruments Inc.	4,303	85
Paul Mueller Co.	2,800	84
*Rofin-Sinar Technologies Inc.	1,964	83
*Calamp Corp.	9,300	83
*ADE Corp.	4,378	82
*A.S.V., Inc.	1,705	82
The Middleby Corp.	1,601	81
*C-COR Inc.	8,700	81
*Active Power, Inc.	17,446	80
*Orleans Homebuilders, Inc.	4,000	79
*Arotech Corp.	47,700	77
*Fairchild Corp.	20,441	75
*American Superconductor Corp.	5,000	75
SpectraLink Corp.	5,225	74
*Semitool, Inc.	7,849	73
*Paragon Technologies, Inc.	7,100	70
*RF Monolithics, Inc.	8,093	68
*Asyst Technologies, Inc.	12,718	65
Met-Pro Corp.	4,799	64
*Global Payment Tech Inc.	10,500	63
*TransAct Technologies Inc.	2,876	61
Koss Corp.	3,200	61
*EMCORE Corp.	17,277	60
*DDi Corp.	17,900	57

Balanced Index Fund	Shares	Market Value^ (000)
*Terayon Communications
Systems, Inc.	20,720	$56
*Aetrium, Inc.	14,200	56
*Electroglas, Inc.	11,700	56
*Milacron Inc.	16,263	55
*Virco Manufacturing Corp.	7,115	53
*Genus, Inc.	27,600	53
*Tollgrade Communications, Inc.	4,300	53
*Katy Industries, Inc.	10,100	52
*Perceptron, Inc.	7,000	51
*SatCon Technology Corp.	24,607	50
*Magnatek, Inc.	7,000	48
*Versar Inc.	11,100	48
Tecumseh Products Co. Class B	1,000	46
*LMI Aerospace, Inc.	8,300	45
Skyline Corp.	1,100	45
*Capital Pacific Holdings, Inc.	11,100	44
*Applied Innovation Inc.	12,200	42
*Optical Cable Corp.	7,057	40
*Strategic Diagnostics Inc.	11,253	39
*Darling International, Inc.	8,900	39
*FSI International, Inc.	7,908	37
Tech/Ops Sevcon, Inc.	5,700	36
*Cavco Industries, Inc.	805	36
Cascade Corp.	900	36
Applied Signal Technology, Inc.	1,000	35
*Catalytica Energy Systems, Inc.	14,926	34
*Tut Systems, Inc.	7,600	31
*Powell Industries, Inc.	1,532	28
*Dominion Homes, Inc.	1,000	25
*BTU International, Inc.	7,300	22
*American Access
Technologies Inc.	10,000	22
*Bell Industries, Inc.	6,500	21
*Aerosonic Corp.	3,400	20
*Distributed Energy
Systems Corp.	8,000	20
*Allied Motion Technologies, Inc.	2,750	20
*Measurement Specialties, Inc.	700	18
*Somera Communications, Inc.	12,900	16
*August Technology Corp.	1,500	16
*SL Industries, Inc.	1,000	14
*Proxim Corp. Class A	3,051	12
*The Allied Defense Group, Inc.	500	11
*Beacon Power Corp.	11,800	11
Woodhead Industries, Inc.	600	10
*Peco II, Inc.	7,204	9
*Viisage Technology, Inc.	500	5
*Copper Mountain Networks, Inc.	1,450	4
*Andrea Radio Corp.	16,700	1
*Optical Cable Corp. Warrants
Exp. 10/24/2007	729	1
*DT Industries, Inc.	7,000	--

		199,289

Technology (8.0%)
Microsoft Corp.	3,204,693	85,597
International Business
Machines Corp.	506,874	49,968
Intel Corp.	1,890,977	44,230
*Cisco Systems, Inc.	1,993,077	38,466
*Dell Inc.	743,652	31,337
*Oracle Corp.	1,524,245	20,913
QUALCOMM Inc.	479,861	20,346
Hewlett-Packard Co.	898,532	18,842
Texas Instruments, Inc.	510,063	12,558
Motorola, Inc.	690,692	11,880
*EMC Corp.	713,062	10,603
*Apple Computer, Inc.	111,993	7,212
General Dynamics Corp.	58,941	6,165
Computer Associates
International, Inc.	172,501	5,358
*Sun Microsystems, Inc.	980,009	5,272
Raytheon Co.	133,064	5,167
*Corning, Inc.	411,203	4,840
*Lucent Technologies, Inc.	1,271,924	4,782
*Symantec Corp.	185,634	4,782
Adobe Systems, Inc.	70,428	4,419
*Juniper Networks, Inc.	156,114	4,245
Maxim Integrated Products, Inc.	96,044	4,071
Analog Devices, Inc.	110,266	4,071
*Veritas Software Corp.	127,712	3,646
Linear Technology Corp.	91,284	3,538
*Network Appliance, Inc.	105,582	3,507
Electronic Data Systems Corp.	150,185	3,469
*Computer Sciences Corp.	55,334	3,119
*Broadcom Corp.	95,035	3,068
Xilinx, Inc.	102,462	3,038
Rockwell Automation, Inc.	55,165	2,733
Autodesk, Inc.	66,599	2,527
*Intuit, Inc.	56,480	2,486
L-3 Communications Holdings, Inc.	33,921	2,484
Seagate Technology	136,686	2,361
*Advanced Micro Devices, Inc.	104,733	2,306
*Affiliated Computer Services,
Inc. Class A	38,126	2,295
*Altera Corp.	109,660	2,270
*Avaya Inc.	130,869	2,251
*Micron Technology, Inc.	180,693	2,232
*Freescale Semiconductor Inc.	118,037	2,103
*NCR Corp.	27,776	1,923
National Semiconductor Corp.	105,888	1,901

Balanced Index Fund	Shares	Market Value^ (000)
*Cognizant Technology
Solutions Corp.	39,254	$1,662
Microchip Technology, Inc.	60,757	1,620
*Siebel Systems, Inc.	148,894	1,563
*Jabil Circuit, Inc.	59,266	1,516
*Solectron Corp.	283,498	1,511
Scientific-Atlanta, Inc.	45,502	1,502
*Comverse Technology, Inc.	57,701	1,411
*McAfee Inc.	46,142	1,335
*JDS Uniphase Corp.	411,469	1,304
*Sanmina-SCI Corp.	153,522	1,300
*NAVTEQ Corp.	27,330	1,267
*Mercury Interactive Corp.	27,801	1,266
Applera Corp.-Applied
Biosystems Group	60,189	1,259
*Citrix Systems, Inc.	50,496	1,239
Harris Corp.	19,845	1,226
*BMC Software, Inc.	65,784	1,224
Symbol Technologies, Inc.	70,648	1,222
*SanDisk Corp.	47,758	1,193
*Zebra Technologies Corp. Class A	21,106	1,188
*Tellabs, Inc.	136,169	1,170
*NVIDIA Corp.	49,483	1,166
*Cadence Design Systems, Inc.	81,593	1,127
*BEA Systems, Inc.	120,808	1,070
*Storage Technology Corp.	32,900	1,040
*Qlogic Corp.	27,980	1,028
*Unisys Corp.	97,906	997
*Amphenol Corp.	26,084	958
*Ingram Micro, Inc. Class A	45,861	954
*Synopsys, Inc.	46,084	904
*International Rectifier Corp.	19,629	875
*Cree, Inc.	21,566	864
PerkinElmer, Inc.	37,840	851
*SpectraSite, Inc.	14,400	834
*TIBCO Software Inc.	61,984	827
*Arrow Electronics, Inc.	33,947	825
*MEMC Electronic Materials, Inc.	61,382	813
*Ceridian Corp.	43,797	801
*Novell, Inc.	113,687	767
*UTStarcom, Inc.	33,656	745
*Compuware Corp.	113,964	737
*Red Hat, Inc.	54,027	721
*Vishay Intertechnology, Inc.	47,381	712
Intersil Corp.	42,278	708
*Rambus Inc.	30,453	700
Acxiom Corp.	26,067	686
*Gateway, Inc.	113,022	679
*Western Digital Corp.	62,175	674
*Macromedia, Inc.	21,151	658
AVX Corp.	51,859	653
National Instruments Corp.	23,928	652
*Avnet, Inc.	35,576	649
*LSI Logic Corp.	116,846	640
*ADC Telecommunications, Inc.	238,275	639
Reynolds & Reynolds Class A	23,847	632
*FLIR Systems, Inc.	9,900	632
*Brocade Communications
Systems, Inc.	79,727	609
*CACI International, Inc.	8,800	600
*Fairchild Semiconductor
International, Inc.	36,386	592
*Avid Technology, Inc.	9,491	586
*Avocent Corp.	14,425	585
*Sybase, Inc.	28,318	565
*Atmel Corp.	143,647	563
*CIENA Corp.	167,658	560
*Perot Systems Corp.	34,900	559
*Hyperion Solutions Corp.	11,835	552
*Foundry Networks, Inc.	41,271	543
*Silicon Laboratories Inc.	15,292	540
*Salesforce.com, Inc.	31,000	525
*Trimble Navigation Ltd.	15,550	514
*Akamai Technologies, Inc.	38,337	500
*3Com Corp.	119,515	498
*F5 Networks, Inc.	10,183	496
*Semtech Corp.	22,593	494
*Parametric Technology Corp.	81,771	482
*SRA International, Inc.	7,500	482
*BearingPoint, Inc.	59,898	481
*UNOVA, Inc.	18,497	468
*PalmOne, Inc.	14,751	465
ADTRAN Inc.	24,228	464
*Integrated Circuit Systems, Inc.	22,082	462
*Quest Software, Inc.	28,622	457
*Cypress Semiconductor Corp.	38,203	448
*Anteon International Corp.	10,700	448
*Tessera Technologies, Inc.	12,021	447
*Skyworks Solutions, Inc.	47,282	446
*MICROS Systems, Inc.	5,700	445
*Varian, Inc.	10,731	440
*Benchmark Electronics, Inc.	12,672	432
*Sonus Networks, Inc.	75,032	430
*Agere Systems Inc. Class A	311,943	427
*AMIS Holdings Inc.	25,485	421
*The Titan Corp.	25,944	420
*Digital River, Inc.	9,908	412
*Emulex Corp.	24,353	410
*Gartner, Inc. Class A	32,600	406
*ANSYS, Inc.	12,600	404
Anixter International Inc.	10,942	394
*Tekelec	19,211	393

Balanced Index Fund	Shares	Market Value^ (000)
*Maxtor Corp.	74,042	$392
*Applied Micro Circuits Corp.	92,861	391
*Macrovision Corp.	15,200	391
*RF Micro Devices, Inc.	57,138	391
*RSA Security Inc.	19,352	388
*Coherent, Inc.	12,399	377
*SigmaTel Inc.	10,600	377
*Silicon Image, Inc.	22,671	373
*Integrated Device Technology Inc.	32,200	372
*WebEx Communications, Inc.	15,000	357
Imation Corp.	11,078	353
*Websense, Inc.	6,900	350
*Intergraph Corp.	12,674	341
*Amkor Technology, Inc.	50,661	338
*Verint Systems Inc.	9,300	338
*Wind River Systems Inc.	24,714	335
*ON Semiconductor Corp.	73,631	334
*Jupitermedia Corp.	14,000	333
*Sycamore Networks, Inc.	81,918	333
*Equinix, Inc.	7,772	332
*Siliconix, Inc.	9,100	332
*CommScope, Inc.	17,196	325
*RealNetworks, Inc.	48,879	324
*Internet Security Systems, Inc.	13,832	322
*DRS Technologies, Inc.	7,435	318
*ScanSource, Inc.	5,100	317
*Ariba, Inc.	18,084	300
*Mentor Graphics Corp.	19,555	299
*Micrel, Inc.	26,635	294
*OmniVision Technologies, Inc.	15,900	292
*FileNET Corp.	11,300	291
*CSG Systems International, Inc.	15,549	291
*Sapient Corp.	36,713	290
*Electronics for Imaging, Inc.	16,660	290
*MicroStrategy Inc.	4,800	289
Black Box Corp.	6,000	288
*Ascential Software Corp.	17,088	279
*Microsemi Corp.	15,986	278
*Keane, Inc.	18,828	277
*Hutchinson Technology, Inc.	8,000	277
*SERENA Software, Inc.	12,550	272
*Altiris, Inc.	7,600	269
*SafeNet, Inc.	7,322	269
*Conexant Systems, Inc.	134,770	268
*Openwave Systems Inc.	17,276	267
*InPhonic, Inc.	9,700	267
*Virage Logic Corp.	14,200	264
*Vitesse Semiconductor Corp.	74,415	263
*Borland Software Corp.	22,440	262
*Agere Systems Inc. Class B	194,106	262
*FormFactor Inc.	9,500	258
*Progress Software Corp.	10,900	255
*Aeroflex, Inc.	20,930	254
*Epicor Software Corp.	17,874	252
*Intermagnetics General Corp.	9,648	245
*Mercury Computer Systems, Inc.	8,200	243
*Aspect Communications Corp.	20,900	233
*Dendrite International, Inc.	12,000	233
*Transaction Systems
Architects, Inc.	11,700	232
Cubic Corp.	9,200	232
*Comtech Telecommunications Corp.	6,100	229
*Novatel Wireless, Inc.	11,827	229
*Adaptec, Inc.	30,126	229
*TippingPoint Technologies Inc.	4,854	227
*KEMET Corp.	25,277	226
*Ixia	13,350	224
*Carrier Access Corp.	20,800	222
*j2 Global Communications, Inc.	6,404	221
*PDF Solutions, Inc.	13,700	221
*Extreme Networks, Inc.	32,790	215
*Advanced Digital Information Corp.	21,100	211
*TTM Technologies, Inc.	17,900	211
*Kanbay International Inc.	6,474	203
Syntel, Inc.	11,550	203
*Covansys Corp.	13,216	202
*FalconStor Software, Inc.	20,740	198
*Manhattan Associates, Inc.	8,300	198
Inter-Tel, Inc.	7,200	197
EDO Corp.	6,200	197
*NetIQ Corp.	15,952	195
*Infonet Services Corp.	96,314	195
*Synaptics Inc.	6,327	193
*MIPS Technologies, Inc.	19,346	191
*McDATA Corp. Class A	31,970	191
*DSP Group Inc.	8,500	190
*Informatica Corp.	23,362	190
*Checkpoint Systems, Inc.	10,500	190
*Ulticom, Inc.	11,649	187
*Fargo Electronics	12,436	186
*Lexar Media, Inc.	23,678	186
*Lattice Semiconductor Corp.	32,153	183
*ViaSat, Inc.	7,275	177
Agilysys, Inc.	10,300	177
*Sirenza Microdevices, Inc.	26,400	173
*Ciber, Inc.	17,726	171
*Herley Industries Inc.	8,361	170
*Silicon Graphics, Inc.	97,513	169
*Anaren, Inc.	13,000	168
*Power Integrations, Inc.	8,500	168
*TriQuint Semiconductor, Inc.	37,741	168
*RadiSys Corp.	8,578	168

Balanced Index Fund	Shares	Market Value^ (000)
*Opsware, Inc.	22,600	$166
*PortalPlayer Inc.	6,700	165
*Concurrent Computer Corp.	57,600	165
*Digitas Inc.	17,071	163
*Silicon Storage Technology, Inc.	27,235	162
*Harmonic, Inc.	19,388	162
*Exar Corp.	11,271	160
*Witness Systems, Inc.	9,100	159
*Tyler Technologies, Inc.	19,000	159
Methode Electronics, Inc. Class A	12,349	159
*Ditech Communications Corp.	10,600	158
*Pericom Semiconductor Corp.	16,600	157
*Mechanical Technology Inc.	25,369	156
*Finisar Corp.	68,375	156
*MRV Communications Inc.	42,388	156
*Bell Microproducts Inc.	16,000	154
*Plexus Corp.	11,804	154
*Micromuse Inc.	27,624	153
*Newport Corp.	10,860	153
*Pixelworks, Inc.	13,500	153
*Remec, Inc.	21,150	152
*eCollege.com Inc.	13,400	152
*Merge Technologies, Inc.	6,781	151
*Magma Design Automation, Inc.	11,700	147
*InterVoice, Inc.	10,888	145
*Concord Communications, Inc.	13,118	145
*Blackboard Inc.	9,797	145
*Keynote Systems Inc.	10,405	145
*ManTech International Corp.	6,000	142
*3D Systems Corp.	7,004	140
*I.D. Systems, Inc.	7,500	140
*BindView Development Corp.	31,800	138
*Zoran Corp.	11,922	138
Lowrance Electronics, Inc.	4,357	137
*Verity, Inc.	10,451	137
*AuthentiDate Holding Corp.	22,032	136
*Phoenix Technologies Ltd.	16,410	136
*Xybernaut Corp.	109,400	135
*InterVideo Inc.	10,129	134
*Daktronics, Inc.	5,359	133
*SeaChange International, Inc.	7,582	132
*Dynamics Research Corp.	7,400	132
*OSI Systems Inc.	5,800	132
*NETGEAR, Inc.	7,100	129
*Packeteer, Inc.	8,914	129
*Lawson Software Inc.	18,700	128
*Cirrus Logic, Inc.	23,261	128
*Actel Corp.	7,300	128
*Mapics Inc.	12,052	127
*Stratasys, Inc.	3,700	124
*Identix, Inc.	16,800	124
*IXYS Corp.	11,913	123
*The TriZetto Group, Inc.	12,912	123
*Niku Corp.	6,080	123
*SBS Technologies, Inc.	8,623	120
*Safeguard Scientifics, Inc.	56,718	120
*Interwoven Inc.	11,047	120
*PLX Technology, Inc.	11,550	120
*Broadwing Corp.	13,174	120
*SonicWALL, Inc.	18,956	120
*Datastream Systems, Inc.	17,270	120
*Immersion Corp.	16,359	119
*Stellent Inc.	13,512	119
*Online Resources Corp.	15,596	119
*Excel Technology, Inc.	4,570	119
*Pegasystems Inc.	13,900	119
Park Electrochemical Corp.	5,432	118
*Standard Microsystem Corp.	6,600	118
*Avanex Corp.	35,539	118
*Click Commerce, Inc.	7,320	118
*Agile Software Corp.	14,396	118
*Volterra Semiconductor Corp.	5,300	117
Bel Fuse, Inc. Class A	4,000	117
*Ceva, Inc.	12,734	116
*Pinnacle Systems, Inc.	18,443	113
*Genesis Microchip Inc.	6,930	112
*Lasercard Corp.	10,700	112
*Westell Technologies, Inc.	16,500	112
*Secure Computing Corp.	11,200	112
*LCC International, Inc. Class A	19,071	111
*Overland Storage, Inc.	6,644	111
*Gerber Scientific, Inc.	14,500	110
*American Power Technology, Inc.	14,253	110
*Telular Corp.	12,875	110
*JDA Software Group, Inc.	7,994	109
*Captiva Software Corp.	10,600	108
*White Electronic Designs Corp.	17,000	108
*PEC Solutions, Inc.	7,582	107
*KVH Industries, Inc.	10,861	106
*WorldGate Communications, Inc.	21,300	106
*webMethods, Inc.	14,477	104
*InFocus Corp.	11,300	104
*Quantum Corp.	39,500	103
*Enterasys Networks, Inc.	57,494	103
*EMS Technologies, Inc.	6,200	103
*Cray Inc.	22,083	103
*Visual Networks, Inc.	29,500	103
*Sykes Enterprises, Inc.	14,700	102
*Monolithic System
Technology, Inc.	16,214	101
*Kopin Corp.	26,000	101
*SiRF Technology Holdings, Inc.	7,900	100

Balanced Index Fund	Shares	Market Value^ (000)
*Napster, Inc.	10,631	$100
*E.piphany Inc.	20,647	100
*Docucorp International, Inc.	10,421	99
*Atheros Communications	9,655	99
*Art Technology Group, Inc.	65,974	99
QAD Inc.	11,020	98
*Vignette Corp.	70,698	98
*MatrixOne, Inc.	14,978	98
Talx Corp.	3,700	95
*Zomax Inc.	23,085	95
*ESS Technology, Inc.	13,300	95
*Digi International, Inc.	5,500	95
*Echelon Corp.	11,200	95
*MRO Software Inc.	7,250	94
*PC-Tel, Inc.	11,902	94
*Dot Hill Systems Corp.	11,989	94
*II-VI, Inc.	2,200	93
*Mobius Management
Systems, Inc.	12,875	93
*ANADIGICS, Inc.	24,900	93
*Vyyo Inc.	10,800	93
*Retek Inc.	15,112	93
*Hifn, Inc.	10,067	93
*Interlink Electronics Inc.	9,801	93
*Applix, Inc.	17,900	91
*Actuate Software Corp.	35,700	91
*Bottomline Technologies, Inc.	6,100	88
*VA Software Corp.	35,269	88
*MSC Software Corp.	8,403	88
*QuickLogic Corp.	30,200	86
*Blackbaud, Inc.	5,800	85
*SYNNEX Corp.	3,500	84
*Oplink Communications, Inc.	42,485	84
*Integrated Silicon Solution, Inc.	10,200	84
*Iomega Corp.	14,980	83
*SeeBeyond Technology Corp.	23,158	83
*Embarcadero Technologies, Inc.	8,778	83
*NYFIX, Inc.	13,250	82
*Corio, Inc.	42,300	82
*Norstan, Inc.	14,700	81
*Computer Horizons Corp.	21,200	81
*Komag, Inc.	4,273	80
*Tumbleweed
Communications Corp.	23,663	79
*Blue Coat Systems, Inc.	4,167	78
*ScanSoft, Inc.	18,360	77
*Answerthink Consulting
Group, Inc.	16,503	77
*@ Road, Inc.	11,100	77
*Leadis Technology Inc.	7,200	77
*Glenayre Technologies, Inc.	35,000	76
*SPSS, Inc.	4,860	76
*Superconductor Technologies Inc.	54,154	75
*Planar Systems, Inc.	6,700	75
*Supertex, Inc.	3,456	75
*Concur Technologies, Inc.	8,400	75
*Monolithic Power Systems	8,015	75
SS&C Technologies, Inc.	3,600	74
*Aspen Technologies, Inc.	11,900	74
*Mindspeed Technologies, Inc.	26,477	74
*IPIX Corp.	12,624	73
*Zix Corp.	14,200	73
*TranSwitch Corp.	47,400	73
*iGATE Corp.	18,007	73
*EPIQ Systems, Inc.	4,969	73
*All American Semiconductor, Inc.	12,200	72
*Computer Task Group, Inc.	12,800	72
*Bioveris Corp.	9,700	71
*Viewpoint Corp.	22,697	70
TSR, Inc.	8,187	70
*Universal Display Corp.	7,700	69
*Ramtron International Corp.	17,320	69
*NASSDA Corp.	10,000	69
*Cherokee International Corp.	7,069	68
*Entrust, Inc.	17,624	67
*Neoware Systems, Inc.	7,136	66
*Merix Corp.	5,700	66
*NMS Communications Corp.	10,400	66
*ActivCard Corp.	7,200	64
*Transmeta Corp.	39,185	64
*Zhone Technologies	24,323	63
*WJ Communications, Inc.	18,200	63
*ePlus Inc.	5,300	63
*Captaris Inc.	12,100	62
*Ampex Corp. Class A	1,535	61
*Manugistics Group, Inc.	21,005	60
*RightNow Technologies Inc.	3,700	60
*SupportSoft, Inc.	8,940	60
*Intraware, Inc.	50,648	59
*Alliance Semiconductor Corp.	15,500	57
*Audible, Inc.	2,200	57
*Open Solutions Inc.	2,200	57
*OPNET Technologies, Inc.	6,559	55
*Mobility Electronics, Inc.	6,300	54
*Computer Network
Technology Corp.	7,582	54
*Omtool, Ltd.	6,314	53
*Radiant Systems, Inc.	8,050	52
*Wave Systems Corp.	45,900	52
*Micro Linear Corp.	10,500	52
Integral Systems, Inc.	2,660	52
*SimpleTech, Inc.	11,100	51

Balanced Index Fund	Shares	Market Value^ (000)
*MTI Technology Corp.	18,000	$49
*COMARCO, Inc.	5,500	47
*Stratex Networks, Inc.	20,700	47
*Verisity Ltd.	5,600	46
*Astea International, Inc.	6,600	45
*Optical Communication
Products, Inc.	17,900	45
BEI Technologies, Inc.	1,400	43
*Sumtotal Systems Inc.	8,237	43
*Netlogic Microsystems Inc.	4,100	41
*Forgent Networks, Inc.	19,200	41
*Applied Digital Solutions, Inc.	6,030	41
*Lionbridge Technologies, Inc.	5,991	40
*Paradyne Networks, Inc.	11,200	40
*Nu Horizons Electronics Corp.	5,022	40
*Aether Systems, Inc.	11,886	40
*PalmSource, Inc.	3,098	39
*The SCO Group, Inc.	9,275	39
*Trident Microsystems, Inc.	2,350	39
*Alanco Technologies, Inc.	39,586	39
*WatchGuard Technologies, Inc.	8,700	39
Sunrise Telecom Inc.	13,100	37
*On2 Technologies, Inc.	57,400	36
*Sipex Corp.	7,700	36
*Nuance Communications Inc.	8,700	36
*Loudeye Corp.	17,212	35
*Technology Solutions Co.	31,750	35
*Net2Phone, Inc.	10,100	34
*Aware, Inc.	7,000	34
*BroadVision, Inc.	12,299	34
*Chordiant Software, Inc.	14,700	34
*Numerex Corp.	7,100	33
*Netopia, Inc.	9,800	32
*Intellisync Corp.	15,500	32
*Extended Systems Inc.	12,700	31
*Vitria Technology, Inc.	7,325	31
*Avici Systems Inc.	3,390	31
*Selectica, Inc.	8,300	30
*Analysts International Corp.	7,400	30
*Kana Software, Inc.	15,655	30
*Diodes Inc.	1,300	29
*Plumtree Software, Inc.	6,400	29
*Catapult Communications Corp.	1,121	27
*Internet Capital Group Inc	2,850	26
*Centra Software, Inc.	10,588	25
*NetManage, Inc.	3,703	24
*Interactive Intelligence Inc.	5,300	24
*Ebix, Inc.	1,575	24
*Verso Technologies, Inc.	31,494	23
*Versant Corp.	24,000	22
*MetaSolv, Inc.	8,300	22
*Crossroads Systems, Inc.	14,500	21
*Quovadx, Inc.	8,862	21
*Redback Networks Inc.	3,921	21
*SCM Microsystems, Inc.	4,300	21
*SteelCloud Inc.	10,800	21
*ONYX Software Corp.	6,329	20
*ImageWare Systems, Inc.	6,600	20
Sypris Solutions, Inc.	1,300	20
*Motive, Inc.	1,700	19
*SAVVIS Communications Corp.	16,280	19
*Network Engines, Inc.	6,700	19
*AXT, Inc.	11,500	18
*Centillium Communications, Inc.	7,420	18
*Inforte Corp.	2,284	18
*Digimarc Corp.	1,900	18
*Tier Technologies, Inc.	1,900	18
*VIA NET.WORKS, Inc.	20,572	17
*Ezenia!, Inc.	16,700	17
*BSQUARE Corp.	11,000	16
*Tripath Technology Inc.	12,897	16
*Argonaut Technologies Inc.	16,400	16
*TechTeam Global, Inc.	1,500	15
*NaviSite, Inc.	5,741	15
*Critical Path, Inc.	10,225	15
*Lantronix, Inc.	14,000	14
*ACE	5,552	13
*Insightful Corp.	4,338	13
*Interland, Inc.	4,020	13
*Vastera, Inc.	4,900	13
*Three-Five Systems, Inc.	5,300	13
*Staktek Holdings Inc.	2,721	13
*I-many, Inc.	8,200	12
*LightPath Technologies, Inc.
Class A	2,625	12
*Saba Software, Inc.	2,714	11
*eLoyalty Corp.	1,835	11
*The A Consulting Team, Inc.	1,500	10
*Digital Lightwave, Inc.	7,700	10
*Network Equipment
Technologies, Inc.	1,000	10
*Arbinet Holdings, Inc.	400	10
Celeritek, Inc.	6,300	10
*Stratos International Inc.	2,034	9
*Callidus Software Inc.	1,500	9
*Verilink Corp.	3,165	9
*Terremark Worldwide, Inc.	11,600	7
*Merisel, Inc.	1,080	7
*Cosine Communications, Inc.	2,446	7
*Blue Martini Software, Inc.	2,433	7
*ACT Teleconferencing, Inc.	4,600	6
*Cascade Microtech, Inc.	439	6

Balanced Index Fund	Shares	Market Value^ (000)
*Airnet Communications Corp.	1,918	$6
*Network-1 Security Solutions, Inc.	4,400	5
*GraphOn Corp.	10,000	5
*Dynabazaar, Inc.	14,640	5
*Apropos Technology, Inc.	1,500	5
*M-WAVE, Inc.	3,800	5
*Channell Commercial Corp.	600	5
*Datalink Corp.	1,605	5
*Versata, Inc.	1,576	4
*NetScout Systems, Inc.	600	4
*Cogent Communications
Group, Inc.	3,647	4
*Artisoft, Inc.	1,550	4
*Axeda Systems Inc.	4,700	4
*Storage Computer Corp.	16,000	4
*Navidec, Inc.	956	4
*ePresence, Inc. - Escrow	16,900	2
*DSL.Net, Inc.	8,700	2
*Convera Corp.	400	2
*eGain Communications Corp.	1,010	1
*Pemstar Inc.	500	1
*Covad Communications Group, Inc.	317	1
*Segue Software, Inc.	100	1
*Amtech Systems, Inc.	100	--
*NexPrise, Inc.	366	--
*Media 100 Inc.	6,149	--
*ProcureNet, Inc.	6,800	--

		583,843

Utilities (3.8%)
Verizon Communications Inc.	815,836	33,050
SBC Communications Inc.	977,229	25,183
*Comcast Corp. Class A	598,878	19,931
BellSouth Corp.	540,006	15,007
Sprint Corp.	420,086	10,439
*Nextel Communications, Inc.	317,769	9,533
Exelon Corp.	194,718	8,581
Southern Co.	217,608	7,294
Duke Energy Corp.	276,473	7,003
Dominion Resources, Inc.	99,151	6,716
TXU Corp.	87,573	5,654
ALLTEL Corp.	90,962	5,345
Entergy Corp.	66,868	4,520
AT&T Corp.	233,124	4,443
FPL Group, Inc.	54,632	4,084
American Electric Power Co., Inc.	116,742	4,009
*PG&E Corp.	118,190	3,933
FirstEnergy Corp.	97,260	3,843
Public Service Enterprise
Group, Inc.	69,903	3,619
Progress Energy, Inc.	72,793	3,293
Consolidated Edison Inc.	71,239	3,117
Edison International	96,110	3,078
PPL Corp.	55,700	2,968
Ameren Corp.	57,309	2,874
Kinder Morgan, Inc.	36,449	2,666
*AES Corp.	190,548	2,605
Sempra Energy	68,357	2,507
*Qwest Communications
International Inc.	525,858	2,335
*Cablevision Systems NY Group
Class A	91,162	2,270
Constellation Energy Group, Inc.	51,739	2,262
Cinergy Corp.	53,198	2,215
DTE Energy Co.	51,224	2,209
Xcel Energy, Inc.	117,923	2,146
*Comcast Corp. Special Class A	64,798	2,128
*NTL Inc.	25,811	1,883
MCI Inc.	92,902	1,873
KeySpan Corp.	47,183	1,861
NiSource, Inc.	77,779	1,772
CenturyTel, Inc.	39,796	1,412
SCANA Corp.	33,324	1,313
Telephone & Data Systems, Inc.	16,983	1,307
Questar Corp.	24,724	1,260
Pinnacle West Capital Corp.	26,882	1,194
Citizens Communications Co.	85,990	1,186
Wisconsin Energy Corp.	34,653	1,168
Energy East Corp.	43,294	1,155
*U.S. Cellular Corp.	25,475	1,140
Pepco Holdings, Inc.	52,064	1,110
*UnitedGlobalCom Inc. Class A	114,316	1,104
*Nextel Partners, Inc.	54,539	1,066
CenterPoint Energy Inc.	90,814	1,026
Alliant Energy Corp.	33,363	954
DPL Inc.	37,771	948
MDU Resources Group, Inc.	34,681	925
NSTAR	15,949	866
ONEOK, Inc.	30,394	864
TECO Energy, Inc.	55,693	854
*Western Wireless Corp. Class A	27,765	814
AGL Resources Inc.	22,629	752
Puget Energy, Inc.	30,009	741
*Allegheny Energy, Inc.	37,548	740
Northeast Utilities	37,794	712
National Fuel Gas Co.	24,943	707
Aqua America, Inc.	28,298	696
Hawaiian Electric Industries Inc.	23,704	691
OGE Energy Corp.	25,880	686
*Level 3 Communications, Inc.	200,920	681
Great Plains Energy, Inc.	21,962	665
Energen Corp.	11,041	651
Western Gas Resources, Inc.	22,244	651

Balanced Index Fund	Shares	Market Value^ (000)
Atmos Energy Corp.	23,036	$630
Vectren Corp.	23,104	619
*Kinder Morgan Management, LLC	15,149	617
UGI Corp. Holding Co.	15,000	614
*CMS Energy Corp.	57,976	606
Westar Energy, Inc.	25,884	592
*Southern Union Co.	23,584	566
*Southwestern Energy Co.	11,000	558
WPS Resources Corp.	10,921	546
Piedmont Natural Gas, Inc.	23,000	535
NICOR Inc.	13,334	493
Peoples Energy Corp.	11,046	485
WGL Holdings Inc.	14,924	460
PNM Resources Inc.	17,804	450
Duquesne Light Holdings, Inc.	23,153	436
*IDT Corp. Class B	28,000	433
*Price Communications Corp.	22,640	421
*Commonwealth Telephone
Enterprises, Inc.	7,899	392
New Jersey Resources Corp.	8,600	373
*Sierra Pacific Resources	35,258	370
IDACORP, Inc.	11,800	361
Northwest Natural Gas Co.	9,850	332
*Cincinnati Bell Inc.	80,040	332
ALLETE, Inc.	8,793	323
Southwest Gas Corp.	11,927	303
Avista Corp.	15,900	281
Black Hills Corp.	9,115	280
*Centennial Communications Corp.
Class A	34,100	270
Cleco Corp.	13,116	266
The Laclede Group, Inc.	8,500	265
UniSource Energy Corp.	10,500	253
*El Paso Electric Co.	13,321	252
*Alamosa Holdings, Inc.	19,700	246
*UbiquiTel Inc.	34,400	245
*General Communication, Inc.	21,515	238
South Jersey Industries, Inc.	4,500	237
CH Energy Group, Inc.	4,900	235
*PTEK Holdings, Inc.	21,800	233
UIL Holdings Corp.	4,200	215
Iowa Telecommunications
Services Inc.	9,270	200
*Aquila, Inc.	54,121	200
MGE Energy, Inc.	5,200	187
Otter Tail Corp.	7,168	183
California Water Service Group	4,713	177
*Talk America Holdings, Inc.	25,149	166
Empire District Electric Co.	7,000	159
*Mediacom Communications Corp.	24,880	156
Cascade Natural Gas Corp.	7,257	154
Atlantic Tele-Network, Inc.	4,680	152
Central Vermont Public
Service Corp.	6,300	147
Middlesex Water Co.	7,400	140
*Global Crossing Ltd.	7,700	140
SJW Corp.	3,600	131
American States Water Co.	4,950	129
Surewest Communications	4,000	113
Connecticut Water Services, Inc.	3,675	97
Green Mountain Power Corp.	3,300	95
*Time Warner Telecom Inc.	18,929	83
*Primus Telecommunications
Group, Inc.	25,300	80
Hector Communications Corp.	3,000	66
D&E Communications, Inc.	5,057	61
*Dobson Communications Corp.	35,301	61
*Triton PCS, Inc.	16,400	56
Maine & Maritimes Corp.	2,000	53
*Boston Communications
Group, Inc.	4,600	43
*Intrado Inc.	3,500	42
North Pittsburgh Systems, Inc.	1,700	42
*Pac-West Telecom, Inc.	31,681	42
*McLeod USA Inc.	48,093	35
CT Communications, Inc.	2,762	34
*Energy West Inc.	4,000	28
EnergySouth, Inc.	733	21
Hickory Tech Corp.	1,831	20
*Covista Communications, Inc.	9,805	19
*Z-Tel Technologies, Inc.	7,516	13
*IDT Corp.	800	12
*Hungarian Telephone and Cable Corp.	700	10
*BayCorp Holdings, Ltd.	382	5
*FiberNet Telecom Group, Inc.	5,040	4
*GoAmerica, Inc.	181	2

		277,209

Other (2.8%)
General Electric Co.	3,112,663	113,612
*Berkshire Hathaway Inc.
Class A	452	39,731
3M Co.	230,994	18,958
Honeywell International Inc.	253,428	8,974
Johnson Controls, Inc.	56,014	3,554
Fortune Brands, Inc.	42,441	3,276
Eaton Corp.	44,679	3,233
Textron, Inc.	40,894	3,018
ITT Industries, Inc.	27,241	2,301
Brunswick Corp.	28,508	1,411
Hillenbrand Industries, Inc.	18,213	1,012
SPX Corp.	22,471	900
Wesco Financial Corp.	2,090	821

Balanced Index Fund	Shares	Market Value^ (000)
Teleflex Inc.	12,139	$631
Carlisle Co., Inc.	9,106	591
Trinity Industries, Inc.	14,459	493
Lancaster Colony Corp.	10,521	451
Walter Industries, Inc.	13,300	449
*McDermott International, Inc.	20,900	384
GenCorp, Inc.	13,100	243
*Sequa Corp. Class A	3,256	199
GenTek, Inc.	3,032	136
*United Capital Corp.	5,900	134
*Xanser Corp.	40,184	113
Raven Industries, Inc.	3,900	83
Kaman Corp. Class A	6,251	79
*GP Strategies Corp.	7,900	59
*Berkshire Hathaway Inc. Class B	12	35
*Foster Wheeler Ltd.	1,045	17
*Foster Wheeler Ltd. Class B
Warrants Exp. 9/24/2007	20,900	7

		204,905

TOTAL COMMON STOCKS
(Cost $3,448,488)		4,403,192

	Face
	Amount
	(000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (26.5%)

U.S. Government Securities (9.7%)
U.S. Treasury Bonds
10.375%, 11/15/2012	4,000	4,774
12.00%, 8/15/2013	9,000	11,610
13.25%, 5/15/2014	2,000	2,783
11.75%, 11/15/2014	2,000	2,719
11.25%, 2/15/2015	1,275	2,005
9.875%, 11/15/2015	4,775	7,055
9.25%, 2/15/2016	2,175	3,105
7.50%, 11/15/2016	15,400	19,683
8.75%, 5/15/2017	3,850	5,395
8.875%, 8/15/2017	18,650	26,428
9.125%, 5/15/2018	600	873
9.00%, 11/15/2018	275	398
8.875%, 2/15/2019	25,525	36,728
8.125%, 8/15/2019	1,380	1,885
8.50%, 2/15/2020	4,205	5,933
8.75%, 5/15/2020	5,025	7,249
8.75%, 8/15/2020	400	578
7.875%, 2/15/2021	6,700	9,052
8.125%, 5/15/2021	325	449
8.125%, 8/15/2021	10,775	14,915
8.00%, 11/15/2021	1,120	1,537
7.25%, 8/15/2022	5,325	6,863
7.625%, 11/15/2022	22,350	29,865
6.75%, 8/15/2026	5,660	7,060
6.625%, 2/15/2027	4,695	5,785
6.375%, 8/15/2027	4,140	4,971
5.50%, 8/15/2028	6,825	7,383
5.25%, 11/15/2028	2,275	2,384
6.25%, 5/15/2030	3,700	4,423
U.S. Treasury Notes
1.875%, 12/31/2005	16,225	16,083
1.875%, 1/31/2006	7,100	7,031
1.625%, 2/28/2006	25,100	24,755
2.50%, 5/31/2006	23,300	23,169
2.75%, 6/30/2006	34,250	34,164
7.00%, 7/15/2006	43,425	46,085
2.50%, 9/30/2006	13,800	13,679
6.50%, 10/15/2006	35,100	37,206
2.50%, 10/31/2006	10,000	9,905
3.125%, 5/15/2007	1,925	1,924
6.625%, 5/15/2007	7,725	8,338
2.75%, 8/15/2007	18,450	18,245
6.125%, 8/15/2007	12,250	13,150
5.625%, 5/15/2008	17,510	18,788
3.125%, 10/15/2008	11,075	10,956
4.75%, 11/15/2008	2,800	2,933
3.375%, 12/15/2008	16,700	16,650
3.25%, 1/15/2009	35,650	35,344
2.625%, 3/15/2009	11,275	10,898
3.125%, 4/15/2009	14,350	14,137
3.875%, 5/15/2009	6,575	6,674
4.00%, 6/15/2009	2,650	2,701
6.00%, 8/15/2009	960	1,059
6.50%, 2/15/2010	5,600	6,341
5.75%, 8/15/2010	1,625	1,789
5.00%, 2/15/2011	1,000	1,064
5.00%, 8/15/2011	5,000	5,323
4.875%, 2/15/2012	770	814
4.375%, 8/15/2012	62,050	63,563
4.00%, 11/15/2012	1,275	1,274
3.875%, 2/15/2013	850	839
4.25%, 8/15/2013	22,050	22,219

		710,988

Agency Bonds and Notes (4.0%)
Federal Farm Credit Bank+
3.25%, 6/15/2007	4,300	4,287
3.00%, 12/17/2007	925	911
3.375%, 7/15/2008	900	894
Federal Home Loan Bank+
5.125%, 3/6/2006	12,500	12,789
1.875%, 6/15/2006	1,500	1,473
2.875%, 8/15/2006	10,000	9,950
3.50%, 8/15/2006	1,250	1,256
4.875%, 11/15/2006	1,150	1,183

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
6.50%, 8/15/2007	3,500	3,764
5.80%, 9/2/2008	1,500	1,606
5.865%, 9/2/2008	1,300	1,394
3.625%, 11/14/2008	2,500	2,489
7.625%, 5/14/2010	8,800	10,300
5.75%, 5/15/2012	7,675	8,328
5.25%, 6/18/2014	2,500	2,625
Federal Home Loan Mortgage Corp.+
5.50%, 7/15/2006	5,850	6,052
2.75%, 10/15/2006	7,500	7,436
4.875%, 3/15/2007	15,000	15,476
5.75%, 4/15/2008	6,500	6,930
5.75%, 3/15/2009	14,000	15,042
6.625%, 9/15/2009	4,650	5,188
7.00%, 3/15/2010	4,000	4,547
6.875%, 9/15/2010	3,125	3,561
5.875%, 3/21/2011	2,000	2,154
6.00%, 6/15/2011	2,750	3,023
5.50%, 9/15/2011	1,800	1,930
5.75%, 1/15/2012	4,925	5,350
5.125%, 7/15/2012	8,400	8,795
4.50%, 1/15/2013	3,000	3,011
4.00%, 6/12/2013	2,625	2,474
6.75%, 9/15/2029	2,000	2,410
Federal National Mortgage Assn.+
5.50%, 2/15/2006	11,125	11,417
2.25%, 5/15/2006	5,000	4,941
5.25%, 6/15/2006	8,000	8,235
2.625%, 11/15/2006	5,500	5,436
5.00%, 1/15/2007	9,500	9,809
7.125%, 3/15/2007	2,000	2,158
5.25%, 4/15/2007	5,000	5,205
6.625%, 10/15/2007	6,500	7,039
5.75%, 2/15/2008	3,250	3,457
6.00%, 5/15/2008	6,000	6,450
7.25%, 1/15/2010	6,720	7,715
6.625%, 11/15/2010	1,650	1,862
6.25%, 2/1/2011	1,425	1,559
6.00%, 5/15/2011	7,300	8,021
5.375%, 11/15/2011	4,925	5,244
6.125%, 3/15/2012	12,950	14,379
4.625%, 5/1/2013	700	692
4.625%, 10/15/2013	4,250	4,284
5.125%,1/2/2014	975	989
7.125%, 1/15/2030	1,800	2,262
7.25%, 5/15/2030	2,450	3,121
6.625%, 11/15/2030	1,850	2,197
Private Export Funding Corp.
(U.S. Government Guaranteed)
7.20%, 1/15/2010	6,900	7,905
State of Israel (U.S. Government
Guaranteed)
5.50%, 9/18/2023 $	500	526
5.50%, 12/4/2023	375	395
5.50%, 4/26/2024	300	316
Tennessee Valley Auth.+
5.375%, 11/13/2008	2,400	2,539
7.125%, 5/1/2030	4,000	5,032

		289,813

Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage Corp.+
(2) 4.00%, 3/1/2008-12/1/2019	21,470	21,167
(2) 4.50%, 1/1/2008-3/1/2034	59,493	59,276
(2) 5.00%, 12/1/2007-12/1/2034 102,424	102,819
(2) 5.50%, 4/1/2007-11/1/2035	84,152	85,897
(2) 6.00%, 7/1/2005-8/1/2034	55,274	57,350
(2) 6.50%, 2/1/2008-9/1/2034	23,795	25,060
(2) 7.00%, 12/1/2006-10/1/2033	8,494	9,010
(2) 7.50%, 1/1/2007-1/1/2032	1,959	2,094
(2) 8.00%, 12/1/2007-10/1/2031	1,565	1,690
(2) 8.50%, 11/1/2007-5/1/2030	232	250
(2) 9.00%, 10/1/2021-4/1/2030	207	227
(2) 9.50%, 4/1/2016-4/1/2025	64	69
(2) 10.00%, 3/1/2017-4/1/2025	25	29
Federal National Mortgage Assn.+
(2) 4.00%, 9/1/2010-6/1/2019	11,628	11,440
(2) 4.50%, 7/1/2011-6/1/2034	55,101	54,651
(2) 5.00%, 9/1/2009-6/1/2034	122,283	122,588
(2) 5.50%, 11/1/2008-9/1/2034	133,777	136,370
(2) 6.00%, 10/1/2008-8/1/2034	55,543	57,655
(2) 6.50%, 8/1/2008-8/1/2034	37,812	39,757
(2) 7.00%, 10/1/2007-12/1/2033	13,986	14,834
(2) 7.50%, 8/1/2007-12/1/2032	4,865	5,200
(2) 8.00%, 7/1/2007-1/1/2031	717	776
(2) 8.50%, 8/1/2007-9/1/2030	391	425
(2) 9.00%, 10/1/2016-8/1/2026	68	75
(2) 9.50%, 5/1/2016-2/1/2025	32	35
(2) 10.00%, 1/1/2020--8/1/2021	6	7
(2) 10.50%, 8/1/2020	3	3
Government National Mortgage Assn
(2) 4.50%, 8/15/2018-1/1/2035	4,054	4,012
(2) 5.00%, 1/20/2018-3/1/2035	21,635	21,752
(2) 5.50%, 6/15/2018-10/15/2034	38,532	39,403
(2) 6.00%, 3/15/2009-8/15/2034	26,495	27,494
(2) 6.50%, 9/15/2008-3/1/2035	14,365	15,143
(2) 7.00%, 5/15/2008-8/15/2032	8,029	8,549
(2) 7.50%, 5/15/2008-3/15/2032	2,744	2,951
(2) 8.00%, 9/15/2009-3/15/2032	1,635	1,784
(2) 8.50%, 3/15/2017-7/15/2030	276	304
(2) 9.00%, 6/15/2016-2/15/2030	245	271
(2) 9.50%, 9/15/2018-1/15/2025	46	51

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
(2) 10.00%, 10/15/2017-
12/15/2020	13	$13
(2) 10.50%, 9/15/2019	4	4
(2) 11.00%, 7/15/2013-
12/15/2015	6	7

		930,492

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,901,671)		1,931,293

CORPORATE BONDS (10.7%)

Asset-Backed/Commercial
Mortgage-Backed Securities (2.5%)
American Express Credit Account
Master Trust
(2)(5)2.532%, 11/17/2008	13,200	13,225
(2)(5)2.543%, 9/15/2008	12,000	12,023
BA Master Credit Card Trust
(2)(5)2.522%, 6/15/2008	1,800	1,803
Bear Stearns Commercial
Mortgage Securities, Inc.
(2) 5.61%, 11/15/2033	4,000	4,245
California Infrastructure & Economic
Development Bank Special
Purpose Trust PG&E-1
(2) 6.42%, 9/25/2008	5,919	6,097
California Infrastructure & Economic
Development Bank Special Purpose
Trust SDG&E-1
(2) 6.31%, 9/25/2008	2,881	2,969
Capital One Master Trust
(2)(5)2.543%, 1/15/2009	3,000	3,005
Chase Credit Card Master Trust
(2)(5)2.463%, 3/17/2008	5,000	5,003
(2)(5)2.543%, 6/16/2008	12,000	12,020
Citibank Credit Card Master Trust
(2) 5.875%, 3/10/2011	2,000	2,148
Citibank Omni-S Master Trust
(2)(5)2.653%, 9/16/2010	6,500	6,526
Commercial Mortgage Lease-
Backed Certificate
(2) 6.746%, 6/20/2031	704	776
Countrywide Home Loans
(2)(5)4.528%, 9/19/2032	151	151
(2)(5)4.109%, 5/25/2033	1,735	1,725
DaimlerChrysler Master
Owner Trust
(2)(5)2.463%, 5/15/2007	12,000	12,000
(2)(5)2.428%, 1/15/2009	7,000	7,003
Discover Card Master Trust I
(2)(5)2.582%, 9/18/2007	8,000	8,002
(2)(5)2.582%, 11/15/2007	2,000	2,001
(2)(5)2.553%, 9/15/2008	14,000	14,016
First USA Credit Card Master Trust
(2)(5)2.56%, 9/19/2008 $	11,000	11,016
First Union National Bank
Commercial Mortgage Trust
(2) 6.223%, 12/12/2033	350	381
Gracechurch Card Funding PLC
(2)(5)2.453%, 8/15/2008	9,500	9,507
Harley-Davidson Motorcycle Trust
(2) 4.50%, 1/15/2010	840	851
Honda Auto Receivables Owner Trust
(2) 4.22%, 4/16/2007	943	949
(2) 2.91%, 10/20/2008	1,500	1,487
Household Credit Card Master
Note Trust I
(2)(5)2.532%, 7/15/2008	10,000	10,002
Household Private Label Credit
Card Master Trust
(2)(5)2.672%, 9/15/2009	5,000	5,011
MBNA Credit Card Master Note Trust
(2) 4.95%, 6/15/2009	1,700	1,752
MBNA Master Credit Card Trust
(2)(5)2.662%, 8/15/2008	9,000	9,029
(2) 7.00%, 2/15/2012	1,800	2,033
Nissan Auto Receivables Owner Trust
(2) 4.28%, 10/16/2006	1,476	1,486
PECO Energy Transition Trust
(2) 5.80%, 3/1/2007	2,041	2,050
PP&L Transition Bond Co. LLC
(2) 6.96%, 12/26/2007	5,000	5,120
PSEG Transition Funding LLC
(2) 6.89%, 12/15/2017	2,000	2,310
Salomon Brothers Mortgage
Securities VII
(2)(5)4.128%, 9/25/2033	3,031	3,010
Toyota Auto Receivables Owner Trust
(2) 2.65%, 11/15/2006	656	656
Washington Mutual Mortgage
Pass-Through Certificates
(2)(5)5.502%, 4/26/2032	150	152

		181,540

Finance (3.2%)
Banking (1.4%)
ABN AMRO Bank NV
7.125%, 6/18/2007	2,150	2,317
Abbey National PLC
7.95%, 10/26/2029	1,275	1,638
BB&T Corp.
6.50%, 8/1/2011	375	419
4.75%, 10/1/2012	300	302
5.20%, 12/23/2015	475	482
5.25%, 11/1/2019	400	396

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
BSCH Issuances Ltd.
7.625%, 9/14/2010	400	$466
Bank One Corp.
4.125%, 9/1/2007	1,700	1,729
6.00%, 2/17/2009	1,000	1,073
7.875%, 8/1/2010	375	439
Bank One NA (IL)
5.50%, 3/26/2007	500	524
Bank of America Corp.
3.25%, 8/15/2008	800	786
4.25%, 10/1/2010	250	250
7.40%, 1/15/2011	1,450	1,689
4.75%, 8/15/2013	1,000	1,003
5.375%, 6/15/2014	225	235
5.125%, 11/15/2014	500	512
5.25%, 12/1/2015	200	205
Bank of New York Co., Inc.
3.75%, 2/15/2008	1,050	1,053
Bank of Tokyo-Mitsubishi
8.40%, 4/15/2010	500	593
BankBoston NA
6.375%, 4/15/2008	200	216
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,183
Citicorp Lease Pass-Through Trust
(2)(3)7.22%, 6/15/2005	338	344
(2)(3)8.04%, 12/15/2019	1,700	2,095
Citigroup, Inc.
5.85%, 12/11/2034	50	51
6.75%, 12/1/2005	2,250	2,325
5.75%, 5/10/2006	650	672
5.50%, 8/9/2006	400	414
4.25%, 7/29/2009	575	582
(3) 5.00%, 9/15/2014	375	377
4.875%, 5/7/2015	200	198
6.625%, 6/15/2032	1,050	1,181
5.875%, 2/22/2033	725	746
6.00%, 10/31/2033	300	310
CoreStates Capital Corp.
(3) 8.00%, 12/15/2026	1,200	1,335
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	567
Fifth Third Bank
3.375%, 8/15/2008	1,200	1,184
First Tennessee Bank
5.05%, 1/15/2015	200	200
First Union Corp.
7.50%, 4/15/2035	250	315
Fleet Boston Financial Corp.
4.875%, 12/1/2006	1,225	1,259
Fleet Capital Trust II
7.92%, 12/11/2026	500	561
Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	691
Golden West Financial Corp.
4.125%, 8/15/2007	700	710
HSBC Bank USA
5.875%, 11/1/2034	300	303
HSBC Holdings PLC
7.50%, 7/15/2009	500	569
5.25%, 12/12/2012	1,500	1,554
J.P. Morgan Chase & Co.
5.625%, 8/15/2006	1,000	1,037
5.25%, 5/30/2007	2,950	3,071
3.625%, 5/1/2008	775	772
3.80%, 10/2/2009	1,350	1,333
4.50%, 11/15/2010	400	404
6.625%, 3/15/2012	750	841
4.875%, 3/15/2014	700	697
5.125%, 9/15/2014	1,375	1,389
5.25%, 5/1/2015	450	455
4.50%, 1/15/2012	675	667
JPM Capital Trust II
7.95%, 2/1/2027	200	223
Key Bank NA
5.00%, 7/17/2007	200	207
Marshall & Ilsley Bank
4.125%, 9/4/2007	1,475	1,496
Marshall & Ilsley Corp.
4.375%, 8/1/2009	75	76
Mellon Capital II
7.995%, 1/15/2027	1,250	1,410
Mellon Funding Corp.
5.00%, 12/1/2014	250	254
NB Capital Trust IV
8.25%, 4/15/2027	1,000	1,124
National City Bank of Indiana
4.875%, 7/20/2007	900	929
National City Corp.
3.20%, 4/1/2008	1,500	1,476
NationsBank Corp.
7.50%, 9/15/2006	4,750	5,076
North Fork Bancorp
5.875%, 8/15/2012	600	641
PNC Bank NA
5.25%, 1/15/2017	400	406
PNC Funding Corp.
5.75%, 8/1/2006	1,000	1,037
5.25%, 11/15/2015	250	253
Popular North America, Inc.
4.25%, 4/1/2008	400	404

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Regions Financial Corp.
7.00%, 3/1/2011	750	853
Republic New York Corp.
7.75%, 5/15/2009	300	344
Royal Bank of Scotland Group PLC
5.00%, 11/12/2013	250	256
5.05%, 1/8/2015	975	985
7.648%, 8/29/2049	1,525	1,816
Salomon Smith Barney Holdings Inc.
5.875%, 3/15/2006	3,000	3,097
6.50%, 2/15/2008	1,150	1,244
Sanwa Bank Ltd.
8.35%, 7/15/2009	750	876
7.40%, 6/15/2011	525	601
Southtrust Corp.
5.80%, 6/15/2014	300	320
Sumitomo Mitsui Banking Corp.
8.00%, 6/15/2012	225	268
SunTrust Banks, Inc.
5.05%, 7/1/2007	1,500	1,554
6.375%, 4/1/2011	500	556
Swiss Bank Corp.
7.00%, 10/15/2015	750	882
Synovus Financial Corp.
7.25%, 12/15/2005	750	779
The Chase Manhattan Corp.
7.125%, 2/1/2007	750	808
UFJ Finance Aruba AEC
6.75%, 7/15/2013	350	390
US Bank NA
2.85%, 11/15/2006	200	198
3.70%, 8/1/2007	1,200	1,206
6.50%, 2/1/2008	1,500	1,623
6.375%, 8/1/2011	250	279
6.30%, 2/4/2014	250	279
4.95%, 10/30/2014	350	353
Union Planters Corp.
7.75%, 3/1/2011	1,000	1,176
UnionBanCal Corp.
5.25%, 12/16/2013	150	152
Wachovia Corp.
4.95%, 11/1/2006	1,750	1,798
3.50%, 8/15/2008	1,000	991
3.625%, 2/17/2009	850	840
5.25%, 8/1/2014	500	514
Washington Mutual Bank
6.875%, 6/15/2011	2,050	2,311
5.65%, 8/15/2014	775	803
5.125%, 1/15/2015	250	249
6.25%, 5/15/2006	700	728
Wells Fargo & Co.
5.25%, 12/1/2007	4,100	4,287
3.125%, 4/1/2009	1,250	1,213
4.20%, 1/15/2010	1,150	1,155
4.95%, 10/16/2013	800	811
World Savings Bank, FSB
4.125%, 12/15/2009	500	500
Zions Bancorp
6.00%, 9/15/2015	200	212
Brokerage (0.7%)
Bear Stearns Co., Inc.
5.70%, 1/15/2007	1,700	1,771
7.80%, 8/15/2007	800	883
4.00%, 1/31/2008	225	227
5.70%, 11/15/2014	750	792
4.65%, 7/2/2018	500	469
Credit Suisse First Boston USA, Inc.
5.75%, 4/15/2007	475	499
3.875%, 1/15/2009	3,750	3,740
4.70%, 6/1/2009	400	410
4.125%, 1/15/2010	625	623
6.125%, 11/15/2011	250	274
6.50%, 1/15/2012	1,600	1,791
5.125%, 1/15/2014	250	255
4.875%, 1/15/2015	725	720
7.125%, 7/15/2032	200	238
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	550	559
3.875%, 1/15/2009	425	424
6.65%, 5/15/2009	400	441
6.60%, 1/15/2012	450	502
5.70%, 9/1/2012	1,925	2,039
5.25%, 4/1/2013	800	819
5.25%, 10/15/2013	650	663
5.15%, 1/15/2014	600	608
5.00%, 10/1/2014	650	649
5.50%, 11/15/2014	1,350	1,417
6.125%, 2/15/2033	1,700	1,772
6.345%, 2/15/2034	1,125	1,167
Lehman Brothers Holdings, Inc.
6.625%, 2/5/2006	590	612
4.00%, 1/22/2008	1,625	1,639
7.00%, 2/1/2008	1,500	1,641
3.60%, 3/13/2009	500	493
4.375%, 11/30/2010	100	100
6.625%, 1/18/2012	600	671
4.80%, 3/13/2014	1,075	1,066
Merrill Lynch & Co., Inc.
5.36%, 2/1/2007	150	156
4.00%, 11/15/2007	3,550	3,589

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
3.70%, 4/21/2008	200	200
3.125%, 7/15/2008	200	195
4.125%, 1/15/2009	250	251
6.00%, 2/17/2009	1,150	1,239
4.125%, 9/10/2009	150	150
5.00%, 2/3/2014	750	757
5.45%, 7/15/2014	225	233
5.00%, 1/15/2015	675	670
5.30%, 9/30/2015	275	279
Morgan Stanley Dean Witter
6.875%, 3/1/2007	750	803
5.80%, 4/1/2007	2,750	2,886
3.625%, 4/1/2008	1,000	996
3.875%, 1/15/2009	1,150	1,145
6.75%, 4/15/2011	750	845
6.60%, 4/1/2012	1,500	1,681
4.75%, 4/1/2014	2,000	1,963
7.25%, 4/1/2032	475	577
Finance Companies (0.7%)
American Express Centurion Bank
4.375%, 7/30/2009	75	76
American Express Co.
3.75%, 11/20/2007	1,225	1,231
American Express Credit Corp.
3.00%, 5/16/2008	1,000	978
American General Finance Corp.
5.875%, 7/14/2006	300	311
5.75%, 3/15/2007	1,000	1,044
3.875%, 10/1/2009	400	394
5.375%, 10/1/2012	1,000	1,036
CIT Group, Inc.
4.125%, 2/21/2006	550	556
2.875%, 9/29/2006	750	743
7.375%, 4/2/2007	800	865
3.65%, 11/23/2007	125	124
4.00%, 5/8/2008	650	651
4.125%, 11/3/2009	250	247
4.75%, 12/15/2010	550	559
7.75%, 4/2/2012	425	503
5.00%, 2/13/2014	325	324
5.125%, 9/30/2014	200	200
Capital One Bank
6.875%, 2/1/2006	350	363
4.875%, 5/15/2008	500	514
4.25%, 12/1/2008	375	377
5.125%, 2/15/2014	500	501
Countrywide Home Loan
5.50%, 2/1/2007	1,950	2,021
2.875%, 2/15/2007	500	492
3.25%, 5/21/2008	1,125	1,100
4.125%, 9/15/2009	425	423
4.00%, 3/22/2011	125	121
General Electric Capital Corp.
2.80%, 1/15/2007	3,000	2,964
5.375%, 3/15/2007	2,600	2,703
5.00%, 6/15/2007	850	879
4.25%, 1/15/2008	375	381
3.50%, 5/1/2008	1,250	1,241
4.625%, 9/15/2009	2,000	2,050
7.375%, 1/19/2010	750	859
6.125%, 2/22/2011	1,525	1,669
4.375%, 11/21/2011	250	249
4.75%, 9/15/2014	900	897
6.75%, 3/15/2032	3,275	3,824
HSBC Finance Corp.
6.75%, 5/15/2011	575	649
Household Finance Corp.
5.75%, 1/30/2007	2,325	2,427
4.625%, 1/15/2008	750	768
6.40%, 6/17/2008	3,075	3,323
4.125%, 12/15/2008	100	100
4.125%, 11/16/2009	725	721
6.375%, 10/15/2011	1,450	1,598
(3) 7.625%, 5/17/2032	400	503
(3) 7.35%, 11/27/2032	400	480
International Lease Finance Corp.
3.125%, 5/3/2007	100	99
5.625%, 6/1/2007	575	600
4.50%, 5/1/2008	750	763
5.875%, 5/1/2013	1,000	1,057
MBNA America Bank NA
5.375%, 1/15/2008	1,250	1,304
4.625%, 8/3/2009	250	255
MBNA Corp.
5.00%, 6/15/2015	200	196
SLM Corp.
3.625%, 3/17/2008	2,500	2,484
4.00%, 1/15/2009	250	249
5.375%, 1/15/2013	500	522
5.625%, 8/1/2033	700	692
USA Education, Inc.
5.625%, 4/10/2007	625	651
Insurance (0.3%)
ACE Ltd.
6.00%, 4/1/2007	700	731
AEGON NV
4.75%, 6/1/2013	775	767
AXA SA
8.60%, 12/15/2030	1,125	1,479

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Aetna, Inc./Lion Connecticut
Holdings
6.97%, 8/15/2036	100	114
Allstate Corp.
5.375%, 12/1/2006	500	518
7.20%, 12/1/2009	1,425	1,615
5.00%, 8/15/2014	75	75
6.125%, 12/15/2032	250	263
American General Capital II
8.50%, 7/1/2030	700	946
American International Group, Inc.
(5) 2.875%, 5/15/2008	275	267
Aon Capital Trust
8.205%, 1/1/2027	100	106
Arch Capital Group Ltd.
7.35%, 5/1/2034	375	395
Aspen Insurance Holdings Ltd.
(3) 6.00%, 8/15/2014	300	303
Assurant, Inc.
5.625%, 2/15/2014	200	206
6.75%, 2/15/2034	200	217
Axis Capital Holdings
5.75%, 12/1/2014	275	273
Cincinnati Financial Corp.
(3) 6.125%, 11/1/2034	325	327
CNA Financial Corp.
5.85%, 12/15/2014	450	447
Commerce Group, Inc.
5.95%, 12/9/2013	175	178
Fund American Cos., Inc.
5.875%, 5/15/2013	150	153
GE Global Insurance Holdings Corp.
6.45%, 3/1/2019	500	530
7.00%, 2/15/2026	175	189
7.75%, 6/15/2030	300	351
Genworth Financial, Inc.
4.75%, 6/15/2009	300	308
5.75%, 6/15/2014	225	236
6.50%, 6/15/2034	375	412
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	388
Hartford Life, Inc.
7.375%, 3/1/2031	600	715
Lincoln National Corp.
6.20%, 12/15/2011	750	815
Marsh & McLennan Cos., Inc.
6.25%, 3/15/2012	275	288
5.875%, 8/1/2033	600	557
MetLife, Inc.
5.25%, 12/1/2006	1,150	1,188
5.50%, 6/15/2014	75	78
6.375%, 6/15/2034	625	673
Monumental Global Funding II
(3) 6.05%, 1/19/2006	625	644
Nationwide Life Global Funding
(3) 5.35%, 2/15/2007	700	723
Principal Life Inc. Funding
5.10%, 4/15/2014	475	481
Protective Life Secured Trust
3.70%, 11/24/2008	650	643
Prudential Financial, Inc.
4.50%, 7/15/2013	450	435
4.75%, 4/1/2014	250	244
5.10%, 9/20/2014	275	276
5.75%, 7/15/2033	200	199
Safeco Corp.
4.875%, 2/1/2010	1,250	1,280
St. Paul Cos., Inc.
5.75%, 3/15/2007	200	209
Travelers Property Casualty Corp.
3.75%, 3/15/2008	275	273
XL Capital Ltd.
5.25%, 9/15/2014	600	597
6.375%, 11/15/2024	350	359
Real Estate Investment Trusts (0.1%)
Boston Properties, Inc.
6.25%, 1/15/2013	500	544
5.625%, 4/15/2015	275	285
Brandywine Realty Trust
4.50%, 11/1/2009	425	422
5.40%, 11/1/2014	525	526
EOP Operating LP
8.375%, 3/15/2006	500	529
7.75%, 11/15/2007	750	828
6.75%, 2/15/2008	325	350
4.65%, 10/1/2010	500	502
7.00%, 7/15/2011	250	282
6.75%, 2/15/2012	450	501
4.75%, 3/15/2014	450	436
ERP Operating LP
6.625%, 3/15/2012	1,000	1,112
HRPT Properties Trust
6.25%, 8/15/2016	700	736
Health Care Property
Investment, Inc.
6.45%, 6/25/2012	800	873
Health Care REIT, Inc.
6.00%, 11/15/2013	500	515
ProLogis
5.50%, 3/1/2013	175	180
Regency Centers LP
6.75%, 1/15/2012	450	497

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Simon Property Group Inc.
6.375%, 11/15/2007	725	775
3.75%, 1/30/2009	200	196
(3) 4.875%, 8/15/2010	1,000	1,018
Other
Berkshire Hathaway Finance Corp.
(3) 3.40%, 7/2/2007	175	175
3.375%, 10/15/2008	250	248
4.20%, 12/15/2010	400	403
4.625%, 10/15/2013	175	175
(3) 5.10%, 7/15/2014	50	51
J. Paul Getty Trust
5.875%, 10/1/2033	250	260

		235,428

Industrial (4.3%)
Basic Industry (0.3%)
Alcan, Inc.
4.50%, 5/15/2013	125	123
7.25%, 3/15/2031	250	301
Alcoa, Inc.
4.25%, 8/15/2007	2,400	2,442
Aluminum Co. of America
6.75%, 1/15/2028	500	578
BHP Finance USA Ltd.
8.50%, 12/1/2012	500	627
Barrick Gold Finance Inc.
4.875%, 11/15/2014	325	324
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	295
Dow Chemical Co.
7.375%, 11/1/2029	1,000	1,217
E.I. du Pont de Nemours & Co.
4.125%, 4/30/2010	1,025	1,032
6.50%, 1/15/2028	500	576
Falconbridge Ltd.
7.35%, 6/5/2012	375	425
ICI Wilmington
4.375%, 12/1/2008	375	376
Inco Ltd.
5.70%, 10/15/2015	250	260
7.20%, 9/15/2032	100	118
International Paper Co.
4.25%, 1/15/2009	375	377
6.75%, 9/1/2011	100	112
(5) 5.85%, 10/30/2012	575	612
5.30%, 4/1/2015	200	202
Noranda, Inc.
7.25%, 7/15/2012	250	285
Placer Dome, Inc.
6.45%, 10/15/2035	375	400
Potash Corp. of Saskatchewan
7.75%, 5/31/2011	1,000	1,181
Praxair, Inc.
6.90%, 11/1/2006	350	372
3.95%, 6/1/2013	750	716
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	958
Rohm & Haas Co.
7.85%, 7/15/2029	600	777
WMC Finance USA
5.125%, 5/15/2013	1,000	1,003
Weyerhaeuser Co.
6.125%, 3/15/2007	286	302
5.95%, 11/1/2008	346	371
6.75%, 3/15/2012	1,000	1,126
7.375%, 3/15/2032	100	118
Capital Goods (0.5%)
BAE Systems
(2)(3)7.156%, 12/15/2011	442	482
Boeing Capital Corp.
5.75%, 2/15/2007	2,000	2,091
6.50%, 2/15/2012	200	224
CRH America Inc.
6.95%, 3/15/2012	450	513
6.40%, 10/15/2033	450	488
Caterpillar Financial Services Corp.
5.95%, 5/1/2006	500	518
Caterpillar, Inc.
6.55%, 5/1/2011	1,000	1,122
7.375%, 3/1/2097	400	493
Deere & Co.
6.95%, 4/25/2014	900	1,048
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,509
General Dynamics Corp.
2.125%, 5/15/2006	250	247
3.00%, 5/15/2008	625	610
4.25%, 5/15/2013	775	759
5.375%, 8/15/2015	250	263
General Electric Co.
5.00%, 2/1/2013	1,850	1,898
Hanson PLC
5.25%, 3/15/2013	1,000	1,008
Honeywell International, Inc.
5.125%, 11/1/2006	500	515
7.50%, 3/1/2010	500	577
6.125%, 11/1/2011	200	219
John Deere Capital Corp.
3.90%, 1/15/2008	500	503
7.00%, 3/15/2012	1,250	1,443

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Lockheed Martin Corp.
7.75%, 5/1/2026	250	307
8.50%, 12/1/2029	1,200	1,633
Masco Corp.
6.75%, 3/15/2006	1,250	1,301
5.875%, 7/15/2012	400	431
6.50%, 8/15/2032	100	109
Northrop Grumman Corp.
7.125%, 2/15/2011	500	571
7.75%, 2/15/2031	400	506
Raytheon Co.
8.30%, 3/1/2010	250	296
5.50%, 11/15/2012	375	395
5.375%, 4/1/2013	950	990
7.20%, 8/15/2027	550	643
Republic Services, Inc.
6.75%, 8/15/2011	275	310
TRW, Inc.
7.75%, 6/1/2029	650	794
Textron Financial Corp.
5.875%, 6/1/2007	900	948
Textron, Inc.
6.50%, 6/1/2012	700	771
The Boeing Co.
8.75%, 8/15/2021	500	674
6.625%, 2/15/2038	300	333
Tyco International Group SA
6.375%, 2/15/2006	400	413
5.80%, 8/1/2006	750	777
6.75%, 2/15/2011	650	729
6.375%, 10/15/2011	675	745
6.00%, 11/15/2013	175	190
7.00%, 6/15/2028	275	318
6.875%, 1/15/2029	125	143
USA Waste Services, Inc.
7.00%, 7/15/2028	1,075	1,209
United Technologies Corp.
4.875%, 11/1/2006	800	821
8.875%, 11/15/2019	575	779
7.50%, 9/15/2029	100	126
Waste Management, Inc.
7.375%, 8/1/2010	150	171
5.00%, 3/15/2014	575	576
7.75%, 5/15/2032	250	308
Communication (1.1%)
AT&T Wireless Services, Inc.
7.35%, 3/1/2006	1,000	1,046
7.875%, 3/1/2011	500	589
8.125%, 5/1/2012	250	302
8.75%, 3/1/2031	1,525	2,053
America Movil SA de C.V
4.125%, 3/1/2009 $	525	516
5.50%, 3/1/2014	1,000	983
BellSouth Capital Funding
7.875%, 2/15/2030	1,100	1,365
BellSouth Corp.
5.00%, 10/15/2006	600	616
4.20%, 9/15/2009	300	301
4.75%, 11/15/2012	575	580
5.20%, 9/15/2014	375	382
6.875%, 10/15/2031	100	113
6.55%, 6/15/2034	700	766
6.00%, 11/15/2034	525	533
BellSouth Telecommunications
6.375%, 6/1/2028	500	528
British Sky Broadcasting Corp.
7.30%, 10/15/2006	150	159
6.875%, 2/23/2009	150	165
8.20%, 7/15/2009	400	462
British Telecommunications PLC
(5) 7.875%, 12/15/2005	2,750	2,868
(5) 8.375%, 12/15/2010	100	120
(5) 8.875%, 12/15/2030	250	333
Century Tel Enterprises
6.875%, 1/15/2028	150	159
Cingular Wireless
7.125%, 12/15/2031	500	569
Clear Channel Communications, Inc.
4.625%, 1/15/2008	250	254
7.65%, 9/15/2010	1,000	1,138
5.00%, 3/15/2012	1,100	1,089
5.75%, 1/15/2013	250	258
5.50%, 9/15/2014	275	276
Comcast Cable Communications
Holdings Inc.
8.375%, 3/15/2013	300	370
9.455%, 11/15/2022	1,108	1,535
Comcast Cable Communications, Inc.
6.375%, 1/30/2006	750	774
8.375%, 5/1/2007	1,000	1,106
8.875%, 5/1/2017	850	1,105
Comcast Corp.
5.30%, 1/15/2014	450	462
6.50%, 1/15/2015	600	665
7.05%, 3/15/2033	600	687
Cox Communications, Inc.
3.875%, 10/1/2008	500	493
(3) 4.625%, 1/15/2010	725	723
7.75%, 11/1/2010	425	486
(3) 5.45%, 12/15/2014	700	700
5.50%, 10/1/2015	400	399

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Deutsche Telekom International Finance
3.875%, 7/22/2008	150	$150
(5) 8.50%, 6/15/2010	1,025	1,220
5.25%, 7/22/2013	700	718
(5) 8.75%, 6/15/2030	1,700	2,236
France Telecom
(5) 7.95%, 3/1/2006	2,000	2,101
(5) 9.25%, 3/1/2031	1,300	1,760
GTE Corp.
6.94%, 4/15/2028	325	362
GTE North, Inc.
5.65%, 11/15/2008	200	208
GTE South, Inc.
6.125%, 6/15/2007	500	523
Gannett Co., Inc.
6.375%, 4/1/2012	400	445
Koninklijke KPN NV
8.00%, 10/1/2010	800	943
New England Telephone &
Telegraph Co.
6.875%, 10/1/2023	200	205
7.875%, 11/15/2029	250	299
News America Holdings, Inc.
9.25%, 2/1/2013	1,550	1,990
8.15%, 10/17/2036	385	484
News America Inc.
(3) 5.30%, 12/15/2014	250	252
(3) 6.20%, 12/15/2034	750	755
Pacific Bell
7.125%, 3/15/2026	200	227
R.R. Donnelley & Sons Co.
3.75%, 4/1/2009	225	220
4.95%, 4/1/2014	200	199
SBC Communications, Inc.
5.75%, 5/2/2006	800	826
4.125%, 9/15/2009	850	848
6.25%, 3/15/2011	750	821
5.875%, 2/1/2012	250	269
5.875%, 8/15/2012	250	270
5.10%, 9/15/2014	1,200	1,211
5.625%, 6/15/2016	575	595
6.45%, 6/15/2034	400	429
6.15%, 9/15/2034	125	129
Sprint Capital Corp.
6.00%, 1/15/2007	500	523
6.125%, 11/15/2008	1,000	1,072
7.625%, 1/30/2011	700	812
8.375%, 3/15/2012	250	305
6.875%, 11/15/2028	250	273
8.75%, 3/15/2032	2,550	3,409
Telecom Italia Capital
4.00%, 11/15/2008	775	772
(3) 4.00%, 1/15/2010	650	636
5.25%, 11/15/2013	850	857
(3) 4.95%, 9/30/2014	400	391
6.375%, 11/15/2033	225	231
(3) 6.00%, 9/30/2034	325	317
Telecomunicaciones de Puerto Rico
6.65%, 5/15/2006	300	311
6.80%, 5/15/2009	400	429
Telefonica Europe BV
7.75%, 9/15/2010	300	349
8.25%, 9/15/2030	450	596
Telefonos de Mexico SA
8.25%, 1/26/2006	700	735
4.50%, 11/19/2008	200	201
Telus Corp.
7.50%, 6/1/2007	350	380
8.00%, 6/1/2011	575	680
Thomson Corp.
5.75%, 2/1/2008	800	834
Time Warner Entertainment
7.25%, 9/1/2008	125	139
10.15%, 5/1/2012	200	260
8.375%, 3/15/2023	1,500	1,867
8.375%, 7/15/2033	100	128
US Cellular
6.70%, 12/15/2033	350	370
Univision Communications, Inc.
2.875%, 10/15/2006	225	222
7.85%, 7/15/2011	1,000	1,164
Verizon Global Funding Corp.
7.25%, 12/1/2010	700	802
6.875%, 6/15/2012	2,625	3,002
7.375%, 9/1/2012	1,375	1,616
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,475	1,565
Verizon Wireless Capital
5.375%, 12/15/2006	475	492
Vodafone AirTouch PLC
7.75%, 2/15/2010	550	639
Vodafone Group PLC
3.95%, 1/30/2008	500	504
5.00%, 12/16/2013	750	763
WPP Finance USA Corp.
(3) 5.875%, 6/15/2014	425	445
Consumer Cyclical (1.0%)
Brinker International
5.75%, 6/1/2014	200	209
CVS Corp.
4.00%, 9/15/2009	350	349
4.875%, 9/15/2014	275	274

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Cendant Corp.
6.875%, 8/15/2006	855	900
6.25%, 1/15/2008	425	453
7.375%, 1/15/2013	675	782
7.125%, 3/15/2015	200	230
Centex Corp.
5.125%, 10/1/2013	750	750
Costco Wholesale Corp.
5.50%, 3/15/2007	350	365
DaimlerChrysler North America
Holding Corp.
7.25%, 1/18/2006	525	546
6.40%, 5/15/2006	400	416
7.375%, 9/15/2006	500	532
4.75%, 1/15/2008	600	612
4.05%, 6/4/2008	1,000	997
8.00%, 6/15/2010	1,300	1,504
7.75%, 1/18/2011	750	866
7.30%, 1/15/2012	1,175	1,335
6.50%, 11/15/2013	250	271
Delphi Corp.
6.55%, 6/15/2006	200	206
6.50%, 8/15/2013	375	371
Federated Department Stores, Inc.
6.79%, 7/15/2027	300	329
6.90%, 4/1/2029	300	336
Ford Capital BV
9.50%, 6/1/2010	100	114
Ford Motor Co.
6.625%, 10/1/2028	50	46
6.375%, 2/1/2029	750	676
7.45%, 7/16/2031	1,900	1,905
9.98%, 2/15/2047	1,000	1,236
Ford Motor Credit Co.
6.875%, 2/1/2006	325	335
6.50%, 1/25/2007	3,850	4,003
7.75%, 2/15/2007	625	665
5.625%, 10/1/2008	2,000	2,042
5.80%, 1/12/2009	2,750	2,806
7.375%, 10/28/2009	175	189
5.70%, 1/15/2010	350	353
7.875%, 6/15/2010	500	550
7.375%, 2/1/2011	1,125	1,213
7.25%, 10/25/2011	950	1,020
General Motors Acceptance Corp.
6.75%, 1/15/2006	300	308
4.50%, 7/15/2006	500	501
6.125%, 9/15/2006	500	513
6.125%, 2/1/2007	2,000	2,056
6.15%, 4/5/2007	1,250	1,285
6.125%, 8/28/2007	700	721
5.625%, 5/15/2009	275	275
7.25%, 3/2/2011	250	262
6.875%, 9/15/2011	500	512
6.875%, 8/28/2012	3,500	3,564
6.75%, 12/1/2014	1,250	1,249
8.00%, 11/1/2031	2,100	2,147
General Motors Corp.
7.20%, 1/15/2011	500	512
8.80%, 3/1/2021	600	655
8.25%, 7/15/2023	525	545
8.375%, 7/15/2033	1,850	1,911
Harrah's Operating Co., Inc.
7.125%, 6/1/2007	500	535
7.50%, 1/15/2009	500	555
5.375%, 12/15/2013	225	226
Hilton Hotels Corp.
7.625%, 12/1/2012	500	583
Home Depot Inc.
(3) 3.75%, 9/15/2009	975	965
Kohl's Corp.
6.00%, 1/15/2033	725	757
Lear Corp.
(3) 5.75%, 8/1/2014	150	152
Liberty Media Corp.
8.25%, 2/1/2030	1,000	1,139
Lowe's Cos., Inc.
7.50%, 12/15/2005	475	495
6.875%, 2/15/2028	367	430
May Department Stores Co.
3.95%, 7/15/2007	75	75
5.75%, 7/15/2014	425	436
(2) 9.75%, 2/15/2021	99	125
6.65%, 7/15/2024	375	392
6.70%, 7/15/2034	250	263
Nordstrom, Inc.
6.95%, 3/15/2028	200	222
Pulte Homes, Inc.
4.875%, 7/15/2009	500	506
5.25%, 1/15/2014	75	75
7.875%, 6/15/2032	600	711
Target Corp.
5.375%, 6/15/2009	1,000	1,059
5.875%, 3/1/2012	700	763
7.00%, 7/15/2031	425	516
6.35%, 11/1/2032	200	226
The Walt Disney Co.
5.375%, 6/1/2007	1,000	1,040
6.375%, 3/1/2012	250	278
Time Warner, Inc.
6.125%, 4/15/2006	200	207
6.15%, 5/1/2007	1,375	1,453

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
8.18%, 8/15/2007	700	775
6.75%, 4/15/2011	650	729
6.875%, 5/1/2012	250	284
9.15%, 2/1/2023	525	700
6.625%, 5/15/2029	200	216
7.625%, 4/15/2031	600	723
7.70%, 5/1/2032	475	579
Toyota Motor Credit Corp.
4.35%, 12/15/2010	400	406
Viacom International Inc.
6.40%, 1/30/2006	500	517
6.625%, 5/15/2011	500	561
5.625%, 8/15/2012	1,000	1,067
7.875%, 7/30/2030	400	510
5.50%, 5/15/2033	450	436
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,123
6.875%, 8/10/2009	250	281
4.125%, 2/15/2011	375	376
4.55%, 5/1/2013	500	505
7.55%, 2/15/2030	700	908
Wal-Mart Stores, Inc. Canada
(3) 5.58%, 5/1/2006	500	515
Yum! Brands Inc.
8.875%, 4/15/2011	500	616
7.70%, 7/1/2012	250	296
Consumer Noncyclical (0.8%)
Abbott Laboratories
5.625%, 7/1/2006	500	517
3.50%, 2/17/2009	1,050	1,040
Aetna, Inc.
7.875%, 3/1/2011	1,250	1,463
Albertson's, Inc.
7.50%, 2/15/2011	700	812
7.45%, 8/1/2029	300	352
8.00%, 5/1/2031	250	312
Altria Group, Inc.
5.625%, 11/4/2008	500	517
7.00%, 11/4/2013	50	54
Amgen Inc.
(3) 4.00%, 11/18/2009	750	746
(3) 4.85%, 11/18/2014	500	498
Anheuser-Busch Cos., Inc.
6.00%, 4/15/2011	250	274
7.125%, 7/1/2017	400	439
6.80%, 8/20/2032	600	718
Anthem, Inc.
6.80%, 8/1/2012	550	620
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	613
5.935%, 10/1/2032	150	158
AstraZeneca PLC
5.40%, 6/1/2014	350	368
Baxter International, Inc.
4.625%, 3/15/2015	750	719
Boston Scientific
5.45%, 6/15/2014	825	854
Bottling Group LLC
4.625%, 11/15/2012	1,600	1,621
Bristol-Myers Squibb Co.
4.75%, 10/1/2006	700	716
4.00%, 8/15/2008	500	502
5.75%, 10/1/2011	1,100	1,177
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	353
5.35%, 4/15/2014	475	485
C.R. Bard, Inc.
6.70%, 12/1/2026	450	474
CIGNA Corp.
7.40%, 5/15/2007	300	324
Campbell Soup Co.
6.75%, 2/15/2011	1,000	1,127
Cardinal Health, Inc.
4.00%, 6/15/2015	100	89
Cia. Brasil de Bebidas AmBev
10.50%, 12/15/2011	280	351
8.75%, 9/15/2013	250	291
Clorox Co.
(3) 4.20%, 1/15/2010	750	753
(3) 5.00%, 1/15/2015	325	330
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	1,400	1,539
8.50%, 2/1/2022	125	167
8.00%, 9/15/2022	250	321
6.95%, 11/15/2026	750	884
Conagra, Inc.
7.875%, 9/15/2010	1,700	1,999
Diageo Capital PLC
3.50%, 11/19/2007	550	549
3.375%, 3/20/2008	700	693
Eli Lilly & Co.
6.00%, 3/15/2012	250	274
General Mills, Inc.
2.625%, 10/24/2006	1,000	985
5.125%, 2/15/2007	850	876
6.00%, 2/15/2012	375	406
Gillette Co.
4.125%, 8/30/2007	400	406
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007	700	688
5.375%, 4/15/2034	300	298
Grand Metropolitan Investment Corp.
9.00%, 8/15/2011	1,000	1,263

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
H.J. Heinz Co.
6.375%, 7/15/2028	500	559
Hospira, Inc.
4.95%, 6/15/2009	300	306
5.90%, 6/15/2014	200	208
International Flavors
& Fragrances
6.45%, 5/15/2006	450	468
Johnson & Johnson
3.80%, 5/15/2013	425	405
4.95%, 5/15/2033	250	236
Kellogg Co.
6.00%, 4/1/2006	1,600	1,653
2.875%, 6/1/2008	250	243
6.60%, 4/1/2011	500	561
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	268
Kraft Foods, Inc.
4.625%, 11/1/2006	1,200	1,224
4.125%, 11/12/2009	700	696
5.625%, 11/1/2011	400	423
6.25%, 6/1/2012	500	547
6.50%, 11/1/2031	875	963
Kroger Co.
6.80%, 4/1/2011	375	422
6.20%, 6/15/2012	1,000	1,092
7.50%, 4/1/2031	600	716
Merck & Co.
6.40%, 3/1/2028	225	244
Newell Rubbermaid, Inc.
4.00%, 5/1/2010	500	483
Pfizer, Inc.
4.50%, 2/15/2014	700	693
Pharmacia Corp.
(5) 5.75%, 12/1/2005	1,000	1,024
Philip Morris Cos., Inc.
7.65%, 7/1/2008	450	491
7.75%, 1/15/2027	375	421
Procter & Gamble Co.
4.95%, 8/15/2014	100	102
5.50%, 2/1/2034	300	302
5.80%, 8/15/2034	825	867
Procter & Gamble Co. ESOP
(2) 9.36%, 1/1/2021	1,200	1,614
Quest Diagnostic, Inc.
6.75%, 7/12/2006	775	813
Safeway, Inc.
4.95%, 8/16/2010	350	355
6.50%, 3/1/2011	1,000	1,092
Sara Lee Corp.
6.125%, 11/1/2032	825	886
Schering-Plough Corp.
5.55%, 12/1/2013	575	602
6.75%, 12/1/2033	300	338
Tyson Foods, Inc.
7.25%, 10/1/2006	200	212
8.25%, 10/1/2011	600	713
Unilever Capital Corp.
6.875%, 11/1/2005	1,000	1,030
7.125%, 11/1/2010	450	516
5.90%, 11/15/2032	250	265
UnitedHealth Group, Inc.
5.20%, 1/17/2007	700	723
3.375%, 8/15/2007	150	149
4.125%, 8/15/2009	275	275
5.00%, 8/15/2014	350	352
Wellpoint Health Networks Inc.
6.375%, 1/15/2012	200	220
Wellpoint Inc.
(3) 3.75%, 12/14/2007	425	424
(3) 4.25%, 12/15/2009	175	174
(3) 5.00%, 12/15/2014	125	124
(3) 5.95%, 12/15/2034	350	352
Wyeth
4.375%, 3/1/2008	500	506
6.95%, 3/15/2011	500	560
5.50%, 3/15/2013	250	259
5.50%, 2/1/2014	425	438
6.45%, 2/1/2024	400	425
6.50%, 2/1/2034	200	212
Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	918
Anadarko Finance Co.
7.50%, 5/1/2031	725	896
Apache Finance Canada
7.75%, 12/15/2029	225	292
BP Capital Markets PLC
2.75%, 12/29/2006	450	445
2.625%, 3/15/2007	800	790
Baker Hughes, Inc.
6.875%, 1/15/2029	400	469
Burlington Resources, Inc.
6.68%, 2/15/2011	375	420
7.40%, 12/1/2031	1,100	1,342
Canadian Natural Resources
5.45%, 10/1/2012	650	682
7.20%, 1/15/2032	75	88
ChevronTexaco Capital Co.
3.50%, 9/17/2007	750	751

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Conoco Funding Co.
5.45%, 10/15/2006	1,000	1,036
6.35%, 10/15/2011	175	195
7.25%, 10/15/2031	2,100	2,548
6.95%, 4/15/2029	500	588
Devon Energy Corp.
7.95%, 4/15/2032	550	702
7.875%, 9/30/2031	650	819
Encana Corp.
4.60%, 8/15/2009	425	433
Encana Holdings Finance Corp.
5.80%, 5/1/2014	50	53
Halliburton Co.
5.50%, 10/15/2010	250	264
8.75%, 2/15/2021	200	262
Kerr McGee Corp.
6.95%, 7/1/2024	325	358
Marathon Oil Corp.
6.80%, 3/15/2032	250	280
Nexen, Inc.
5.05%, 11/20/2013	400	395
7.875%, 3/15/2032	100	125
Norsk Hydro
6.36%, 1/15/2009	500	542
7.50%, 10/1/2016	100	121
7.25%, 9/23/2027	300	362
7.15%, 1/15/2029	250	300
Occidental Petroleum
6.75%, 1/15/2012	625	708
7.20%, 4/1/2028	400	476
PF Export Receivables Master Trust
(2)(3)6.60%, 12/1/2011	1,500	1,601
PanCanadian Energy Corp.
7.20%, 11/1/2031	225	268
Petro-Canada
4.00%, 7/15/2013	800	749
7.875%, 6/15/2026	100	124
5.35%, 7/15/2033	450	417
Pioneer Natural Resources Co.
5.875%, 7/15/2016	500	522
Sunoco, Inc.
4.875%, 10/15/2014	175	173
Valero Energy Corp.
6.125%, 4/15/2007	500	526
XTO Energy, Inc.
6.25%, 4/15/2013	250	273
(3) 5.00%, 1/31/2015	200	199
Technology (0.1%)
Computer Sciences Corp.
3.50%, 4/15/2008	500	494
Deluxe Corp.
(3) 3.50%, 10/1/2007	175	173
Eastman Kodak Co.
3.625%, 5/15/2008	400	389
First Data Corp.
5.625%, 11/1/2011	1,500	1,607
Hewlett-Packard Co.
5.75%, 12/15/2006	500	521
3.625%, 3/15/2008	700	699
International Business Machines Corp.
4.875%, 10/1/2006	500	514
6.45%, 8/1/2007	1,000	1,071
4.75%, 11/29/2012	1,000	1,019
7.125%, 12/1/2096	1,125	1,340
Motorola, Inc.
7.625%, 11/15/2010	975	1,131
8.00%, 11/1/2011	100	119
7.50%, 5/15/2025	325	376
Science Applications
International Corp.
6.25%, 7/1/2012	100	109
5.50%, 7/1/2033	100	95
SunGard Data Systems, Inc.
3.75%, 1/15/2009	100	97
4.875%, 1/15/2014	75	73
Texas Instruments, Inc.
6.125%, 2/1/2006	600	618
Transportation (0.2%)
American Airlines, Inc. Pass-
Through Certificates
(2) 6.855%, 4/15/2009	506	514
7.024%, 10/15/2009	600	618
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,000	1,136
6.75%, 7/15/2011	700	791
7.00%, 12/15/2025	200	228
CNF, Inc.
6.70%, 5/1/2034	350	365
CSX Corp.
6.75%, 3/15/2011	400	443
6.30%, 3/15/2012	1,000	1,092
CSX Transportation Inc.
9.75%, 6/15/2020	84	117
7.875%, 5/15/2043	105	132
Canadian National Railway Co.
4.25%, 8/1/2009	300	303
6.80%, 7/15/2018	775	901
6.25%, 8/1/2034	350	377
Canadian Pacific Rail
7.125%, 10/15/2031	450	536

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Continental Airlines Enhanced
Equipment Trust Certificates
(2) 6.648%, 9/15/2017	702	683
ERAC USA Finance Co.
(3) 7.35%, 6/15/2008	475	526
FedEx Corp.
2.65%, 4/1/2007	325	319
3.50%, 4/1/2009	400	392
Hertz Corp.
6.35%, 6/15/2010	250	258
7.40%, 3/1/2011	1,000	1,074
7.625%, 6/1/2012	500	542
Norfolk Southern Corp.
6.20%, 4/15/2009	1,250	1,346
7.70%, 5/15/2017	400	491
9.75%, 6/15/2020	116	161
7.25%, 2/15/2031	150	178
7.05%, 5/1/2037	200	233
7.875%, 5/15/2043	145	183
7.90%, 5/15/2097	100	126
Northwest Airlines, Inc. Pass-
Through Certificates
6.841%, 4/1/2011	800	810
Southwest Airlines Co.
6.50%, 3/1/2012	650	715
Union Pacific Corp.
3.625%, 6/1/2010	1,000	964
7.125%, 2/1/2028	600	701
6.625%, 2/1/2029	200	223
Other
Black & Decker Corp.
(3) 4.75%, 11/1/2014	625	615
Rockwell International Corp.
6.70%, 1/15/2028	200	228

		314,915

Utilities (0.7%)
Electric (0.6%)
AEP Texas Central Co.
5.50%, 2/15/2013	550	571
6.65%, 2/15/2033	400	439
Alabama Power Co.
3.50%, 11/15/2007	400	399
5.50%, 10/15/2017	1,300	1,345
Arizona Public Service Co.
5.80%, 6/30/2014	100	106
4.65%, 5/15/2015	775	746
Boston Edison Co.
4.875%, 4/15/2014	225	228
Centerpoint Energy Houston
5.70%, 3/15/2013	1,250	1,328
Cincinnati Gas & Electric Co.
5.70%, 9/15/2012	675	717
Cleveland Electric
Illumination Co.
7.88%, 11/1/2017	200	241
Commonwealth Edison Co.
3.70%, 2/1/2008	350	350
6.15%, 3/15/2012	600	656
4.70%, 4/15/2015	175	173
Consolidated Edison, Inc.
6.625%, 12/15/2005	1,000	1,031
Constellation Energy Group, Inc.
6.125%, 9/1/2009	600	647
7.00%, 4/1/2012	500	571
4.55%, 6/15/2015	500	479
7.60%, 4/1/2032	250	304
Consumers Energy Co.
4.25%, 4/15/2008	175	176
(3) 5.00%, 2/15/2012	725	736
5.375%, 4/15/2013	175	181
(3) 5.50%, 8/15/2016	175	180
DTE Energy Co.
7.05%, 6/1/2011	250	283
Dominion Resources, Inc.
6.30%, 3/15/2033	750	781
Dominion Resources, Inc. PUT
5.25%, 8/1/2015	200	200
Duke Energy Corp.
3.75%, 3/5/2008	500	499
6.25%, 1/15/2012	400	435
5.625%, 11/30/2012	500	526
Energy East Corp.
6.75%, 6/15/2012	500	555
Entergy Gulf States
3.60%, 6/1/2008	250	246
Florida Power & Light Co.
6.875%, 12/1/2005	850	879
4.85%, 2/1/2013	250	255
5.95%, 10/1/2033	500	538
HQI Transelec Chile SA
7.875%, 4/15/2011	850	980
Jersey Central Power & Light
5.625%, 5/1/2016	350	366
MidAmerican Energy Co.
6.75%, 12/30/2031	1,225	1,415
MidAmerican Energy Holdings
5.875%, 10/1/2012	750	793
5.00%, 2/15/2014	300	295
National Rural Utilities Cooperative
Finance Corp.
6.50%, 3/1/2007	425	451
7.25%, 3/1/2012	225	260

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
4.75%, 3/1/2014	700	701
8.00%, 3/1/2032	600	787
NiSource Finance Corp.
3.20%, 11/1/2006	600	596
7.875%, 11/15/2010	250	292
5.40%, 7/15/2014	175	180
Oncor Electric Delivery Co.
6.375%, 1/15/2015	400	440
7.25%, 1/15/2033	850	1,016
PPL Electric Utilities Corp.
6.25%, 8/15/2009	800	869
PPL Energy Supply LLC
6.40%, 11/1/2011	250	273
PSEG Power Corp.
6.875%, 4/15/2006	925	964
6.95%, 6/1/2012	400	451
8.625%, 4/15/2031	550	733
PacifiCorp
6.90%, 11/15/2011	500	571
Pacific Gas & Electric Co.
3.60%, 3/1/2009	100	99
4.20%, 3/1/2011	225	221
4.80%, 3/1/2014	150	149
6.05%, 3/1/2034	1,300	1,350
Pepco Holdings, Inc.
5.50%, 8/15/2007	500	519
6.45%, 8/15/2012	175	193
Progress Energy, Inc.
6.05%, 4/15/2007	450	471
7.75%, 3/1/2031	200	239
7.00%, 10/30/2031	500	554
Public Service Co. of Colorado
4.375%, 10/1/2008	725	737
Public Service Co. of New Mexico
4.40%, 9/15/2008	750	756
South Carolina Electric & Gas Co.
6.625%, 2/1/2032	450	519
5.30%, 5/15/2033	500	484
Southern California Edison Co.
8.00%, 2/15/2007	250	273
5.00%, 1/15/2014	250	253
6.00%, 1/15/2034	675	717
5.75%, 4/1/2035	275	282
TXU Energy Co.
6.125%, 3/15/2008	500	530
United Utilities PLC
5.375%, 2/1/2019	700	690
Virginia Electric & Power Co.
5.375%, 2/1/2007	1,525	1,579
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	201
Xcel Energy, Inc.
7.00%, 12/1/2010	300	339
Natural Gas (0.1%)
Atmos Energy Corp.
4.00%, 10/15/2009	500	494
4.95%, 10/15/2014	250	247
Columbia Energy Group
7.62%, 11/28/2025	250	263
Consolidated Natural Gas
5.375%, 11/1/2006	900	930
5.00%, 12/1/2014	350	351
Duke Energy Field Services
7.875%, 8/16/2010	275	320
Enron Corp.
**9.125%, 4/1/2003	700	217
**7.125%, 5/15/2007	300	93
**6.875%, 10/15/2007	1,000	310
KN Energy, Inc.
7.25%, 3/1/2028	100	114
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	475	473
Kinder Morgan, Inc.
6.50%, 9/1/2012	700	769
Sempra Energy
6.00%, 2/1/2013	1,000	1,067
Texas Gas Transmission
4.60%, 6/1/2015	250	240
Trans-Canada Pipelines
4.00%, 6/15/2013	750	705
Yosemite Security Trust
**8.25%, 11/15/2004	4,000	1,660

		48,642

TOTAL CORPORATE BONDS
(Cost $764,547)		780,525

SOVEREIGN BONDS (1.4%)
(U.S. Dollar-Denominated)

African Development Bank
3.25%, 8/1/2008	600	597
Asian Development Bank
4.875%, 2/5/2007	2,400	2,482
4.50%, 9/4/2012	500	509
5.593%, 7/16/2018	500	533
Bayerische Landesbank
2.875%, 10/15/2008	500	482
Canadian Government
6.75%, 8/28/2006	1,050	1,111
5.25%, 11/5/2008	450	477
Canadian Mortgage & Housing
2.95%, 6/2/2008	400	392

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
China Development Bank
4.75%, 10/8/2014	450	443
Corporacion Andina de Fomento
7.375%, 1/18/2011	1,000	1,135
5.20%, 5/21/2013	225	227
Eksportfinans
3.375%, 1/15/2008	600	597
4.375%, 7/15/2009	575	586
European Investment Bank
3.00%, 8/15/2006	1,100	1,097
4.875%, 9/6/2006	2,550	2,623
7.125%, 9/18/2006	200	213
4.625%, 3/1/2007	3,800	3,911
2.375%, 6/15/2007	250	245
3.125%, 10/15/2007	1,000	995
3.375%, 3/16/2009	1,375	1,361
Export Development Canada
4.00%, 8/1/2007	350	354
Export-Import Bank of Korea
4.50%, 8/12/2009	725	730
Federation of Malaysia
8.75%, 6/1/2009	500	592
7.50%, 7/15/2011	250	292
Financement Quebec
5.00%, 10/25/2012	500	515
Hellenic Republic
6.95%, 3/4/2008	525	575
Instituto de Credito Oficial
6.00%, 5/19/2008	750	807
Inter-American Development Bank
5.375%, 1/18/2006	600	615
6.375%, 10/22/2007	608	656
5.75%, 2/26/2008	750	800
5.625%, 4/16/2009	3,000	3,227
8.50%, 3/15/2011	175	214
7.00%, 6/15/2025	250	303
International Bank for
Reconstruction & Development
5.00%, 3/28/2006	1,200	1,230
4.375%, 9/28/2006	700	715
4.125%, 6/24/2009	3,500	3,559
International Finance Corp.
3.00%, 4/15/2008	700	693
KFW International Finance, Inc.
2.50%, 10/17/2005	1,250	1,247
5.25%, 6/28/2006	800	824
Korea Development Bank
6.75%, 12/1/2005	1,190	1,232
4.75%, 7/20/2009	900	916
Korea Electric Power
7.75%, 4/1/2013	400	474
Kredit Fuer Wiederaufbau
2.375%, 9/25/2006	1,100	1,088
3.25%, 7/16/2007	3,825	3,814
Landwirtschaft Rentenbank
3.375%, 11/15/2007	1,200	1,198
3.25%, 6/16/2008	300	297
3.875%, 9/4/2008	1,000	1,016
3.625%, 10/20/2009	225	223
Nordic Investment Bank
3.125%, 4/24/2008	400	396
Oesterreich Kontrollbank
5.50%, 1/20/2006	500	513
5.125%, 3/20/2007	625	650
Ontario Hydro Electric
6.10%, 1/30/2008	500	536
7.45%, 3/31/2013	600	722
Pemex Project Funding Master Trust
(5) 7.875%, 2/1/2009	1,295	1,452
(5) 8.625%, 2/1/2022	600	696
(5) 8.00%, 11/15/2011	100	115
8.50%, 2/15/2008	475	534
9.125%, 10/13/2010	250	299
7.375%, 12/15/2014	1,500	1,661
People's Republic of China
7.30%, 12/15/2008	200	225
4.75%, 10/29/2013	200	201
Province of British Columbia
5.375%, 10/29/2008	1,800	1,910
Province of Manitoba
7.50%, 2/22/2010	1,000	1,166
Province of New Brunswick
3.50%, 10/23/2007	500	499
Province of Nova Scotia
5.75%, 2/27/2012	250	272
Province of Ontario
3.35%, 7/16/2007	925	922
5.50%, 10/1/2008	1,750	1,859
3.625%, 10/21/2009	225	222
5.125%, 7/17/2012	1,800	1,892
Province of Quebec
5.75%, 2/15/2009	1,000	1,072
5.00%, 7/17/2009	750	783
7.125%, 2/9/2024	400	491
7.50%, 9/15/2029	1,000	1,305
Quebec Hydro Electric
6.30%, 5/11/2011	2,000	2,231
8.40%, 1/15/2022	500	681
Region of Lombardy
5.804%, 10/25/2032	500	531
Republic of Chile
5.625%, 7/23/2007	925	966
7.125%, 1/11/2012	350	397
5.50%, 1/15/2013	100	104

Balanced Index Fund	Face Amount (000)	Market Value^ (000)
Republic of Finland
5.875%, 2/27/2006	250	258
4.75%, 3/6/2007	250	258
Republic of Italy
4.375%, 10/25/2006	1,800	1,835
2.75%, 12/15/2006	1,675	1,659
3.625%, 9/14/2007	1,500	1,506
3.75%, 12/14/2007	500	505
3.25%, 5/15/2009	1,000	978
6.00%, 2/22/2011	750	825
5.625%, 6/15/2012	3,800	4,117
5.375%, 6/15/2033	1,200	1,212
Republic of Korea
8.875%, 4/15/2008	500	579
4.25%, 6/1/2013	500	476
4.875%, 9/22/2014	175	173
Republic of Poland
6.25%, 7/3/2012	625	689
Republic of South Africa
7.375%, 4/25/2012	1,175	1,338
6.50%, 6/2/2014	650	708
8.50%, 6/23/2017	250	312
State of Israel
4.625%, 6/15/2013	200	192
Swedish Export Credit Corp.
2.875%, 1/26/2007	425	422
United Mexican States
9.875%, 1/15/2007	250	281
8.625%, 3/12/2008	125	142
4.625%, 10/8/2008	550	560
10.375%, 2/17/2009	1,500	1,835
9.875%, 2/1/2010	500	614
8.375%, 1/14/2011	4,000	4,700
7.50%, 1/14/2012	250	284
6.375%, 1/16/2013	1,300	1,379
5.875%, 1/15/2014	750	769
6.625%, 3/3/2015	500	536
11.375%, 9/15/2016	100	147
8.125%, 12/30/2019	250	293
8.30%, 8/15/2031	1,450	1,689
7.50%, 4/8/2033	250	268
6.75%, 9/27/2034	400	394

TOTAL SOVEREIGN BONDS
(Cost $103,625)		105,458

TAXABLE MUNICIPAL BONDS (0.1%)

Illinois (Taxable Pension) GO
4.95%, 6/1/2023	750	727
5.10%, 6/1/2033	3,100	2,993
Kansas Dev. Finance Auth. Rev
(Public Employee Retirement System)
5.501%, 5/1/2034	650	663
New Jersey Econ. Dev. Auth
State Pension Rev
7.425%, 2/15/2029	425	537
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	350	338
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	266
5.892%, 6/1/2027	375	404
Oregon School Board Assn
5.528%, 6/30/2028	125	128
Wisconsin Public Service Rev
4.80%, 5/1/2013	275	279
5.70%, 5/1/2026	325	342

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $6,367)		6,677

TEMPORARY CASH INVESTMENTS (1.3%)(1)

U.S. Government Obligation
U.S. Treasury Bill
(4) 1.72%, 1/27/2005	1,500	1,498
	Shares

Money Market Fund (1.3%)
Vanguard Market Liquidity
Fund, 2.26%++	61,712,360	61,712
Vanguard Market Liquidity
Fund, 2.26%++--Note E	33,203,680	33,204

		94,916

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $96,414)		96,414

TOTAL INVESTMENTS (100.5%)
(Cost $6,321,112)		7,323,559

Balanced Index Fund	Market Value^ (000)
OTHER ASSETS AND LIABILITIES (-0.5%)
Other Assets--Note B	$136,332
Liabilities--Note E	(176,027)

(39,695)

NET ASSETS (100%)	$7,283,864

 •See Note A in Notes to Financial Statements.
 *Non-income-producing security. **Non-income-producing security—debt security in default.
 †The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
††Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. (1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.7% and 1.1%, respectively, of net assets.
See Note C in Notes to Financial Statements.
(2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $22,139,000, representing 0.3% of net assets.
(4)Security segregated as initial margin for open futures contracts.
(5)Adjustable-rate note.
REIT—Real Estate Investment Trust. GO—General Obligation Bond. PUT—Put Option Obligation.

Amount (000)
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$6,420,265
Overdistributed Net Investment Income	(5,726)
Accumulated Net Realized Losses	(134,000)
Unrealized Appreciation
Investment Securities	1,002,447
Futures Contracts	209
Swap Contracts	669

NET ASSETS	$7,283,864

Investor Shares--Net Assets
Applicable to 240,247,905 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$4,673,775

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$19.45

Admiral Shares--Net Assets
Applicable to 49,047,924 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$954,214

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$19.45

Institutional Shares--Net Assets
Applicable to 85,110,151 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,655,875

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$19.46

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Balanced Index Fund Year Ended December 31, 2004 (000)

INVESTMENT INCOME
Income
Dividends	$72,927
Interest	112,232
Security Lending	572

Total Income	185,731

Expenses
The Vanguard Group--Note B
Investment Advisory Services	125
Management and Administrative
Investor Shares	7,225
Admiral Shares	729
Institutional Shares	775
Marketing and Distribution
Investor Shares	650
Admiral Shares	117
Institutional Shares	247
Custodian Fees	290
Auditing Fees	26
Shareholders' Reports
Investor Shares	199
Admiral Shares	2
Institutional Shares	--
Trustees' Fees and Expenses	7

Total Expenses	10,392

NET INVESTMENT INCOME	175,339

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(20,481)
Futures Contracts	1,359
Swap Contracts	3,605

REALIZED NET GAIN (LOSS)	(15,517)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	441,742
Futures Contracts	(88)
Swap Contracts	349

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	442,003

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$601,825

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Balanced Index Fund
	Year Ended December 31,
	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$175,339	$134,950
Realized Net Gain (Loss)	(15,517)	(41,405)
Change in Unrealized Appreciation (Depreciation)	442,003	816,947

Net Increase (Decrease) in Net Assets Resulting from Operations	601,825	910,492

Distributions
Net Investment Income
Investor Shares	(115,741)	(91,247)
Admiral Shares	(23,851)	(16,612)
Institutional Shares	(41,123)	(27,219)
Realized Capital Gain
Investor Shares	--	--
Admiral Shares	--	--
Institutional Shares	--	--

Total Distributions	(180,715)	(135,078)

Capital Share Transactions--Note F
Investor Shares	505,942	374,318
Admiral Shares	148,245	176,618
Institutional Shares	431,962	171,227

Net Increase (Decrease) from Capital Share Transactions	1,086,149	722,163

Total Increase (Decrease)	1,507,259	1,497,577

Net Assets
Beginning of Period	5,776,605	4,279,028

End of Period	$7,283,864	$5,776,605

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Balanced Index Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$18.27	$15.65	$17.86	$19.08	$20.22

Investment Operations
Net Investment Income	.49	.44	.52	.591	.645
Net Realized and Unrealized Gain (Loss) on Investments	1.19	2.63	(2.21)	(1.189)	(1.038)

Total from Investment Operations	1.68	3.07	(1.69)	(.598)	(.393)

Distributions
Dividends from Net Investment Income	(.50)	(.45)	(.52)	(.597)	(.647)
Distributions from Realized Capital Gains	--	--	--	(.025)	(.100)

Total Distributions	(.50)	(.45)	(.52)	(.622)	(.747)

Net Asset Value, End of Period	$19.45	$18.27	$15.65	$17.86	$19.08

Total Return*	9.33%	19.87%	-9.52%	-3.02%	-2.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,674	$3,895	$2,990	$3,117	$3,586
Ratio of Total Expenses to Average Net Assets	0.20%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.68%	3.14%	3.26%	3.30%
Portfolio Turnover Rate	26%	27%	40%	33%	28%

*Total return figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.

FINANCIAL HIGHLIGHTS (CONTINUED)

Balanced Index Fund Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	Nov.13* to Dec. 31, 2000

Net Asset Value, Beginning of Period	$18.28	$15.65	$17.86	$19.08	$19.40

Investment Operations
Net Investment Income	.497	.462	.529	.602	.088
Net Realized and Unrealized Gain (Loss) on Investments	1.190	2.630	(2.206)	(1.189)	(.129)

Total from Investment Operations	1.687	3.092	(1.677)	(.587)	(.041)

Distributions
Dividends from Net Investment Income	(.517)	(.462)	(.533)	(.608)	(.189)
Distributions from Realized Capital Gains	--	--	--	(.025)	(.090)

Total Distributions	(.517)	(.462)	(.533)	(.633)	(.279)

Net Asset Value, End of Period	$19.45	$18.28	$15.65	$17.86	$19.08

Total Return	9.37%	20.02%	-9.45%	-2.96%	-0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$954	$750	$481	$471	$316
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%	0.15%	0.15%	0.15%**
Ratio of Net Investment Income to Average Net Assets	2.75%	2.74%	3.22%	3.32%	3.49%**
Portfolio Turnover Rate	26%	27%	40%	33%	28%

*Inception **Annualized

Balanced Index Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	Dec.1* to Dec. 31, 2000

Net Asset Value, Beginning of Period	$18.28	$15.65	$17.86	$19.08	$19.05

Investment Operations
Net Investment Income	.512	.47	.54	.612	.056
Net Realized and Unrealized Gain (Loss) on Investments	1.190	2.63	(2.21)	(1.189)	.253

Total from Investment Operations	1.702	3.10	(1.67)	(.577)	.309

Distributions
Dividends from Net Investment Income	(.522)	(.47)	(.54)	(.618)	(.189)
Distributions from Realized Capital Gains	--	--	--	(.025)	(.090)

Total Distributions	(.522)	(.47)	(.54)	(.643)	(.279)

Net Asset Value, End of Period	$19.46	$18.28	$15.65	$17.86	$19.08

Total Return	9.45%	20.07%	-9.41%	-2.90%	1.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,656	$1,131	$807	$599	$148
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.10%**
Ratio of Net Investment Income to Average Net Assets	2.78%	2.79%	3.27%	3.37%	3.36%**
Portfolio Turnover Rate	26%	27%	40%	33%	28%

*Inception **Annualized

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Repurchase Agreements: The fund, along with other members of The Vanguard Group, may transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government and agency securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2004, the fund had contributed capital of $952,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains on swap contracts of $4,180,000 have been reclassified from accumulated net realized gains to undistributed net investment income.

For tax purposes, at December 31, 2004, the fund had $2,105,000 of ordinary income available for distribution. The fund had available realized losses of $132,380,000 to offset future net capital gains of $5,524,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December 31, 2011, and $34,753,000 through December 31, 2013.

At December 31, 2004, net unrealized appreciation of investment securities for tax purposes was $1,002,447,000, consisting of unrealized gains of $1,320,246,000 on securities that had risen in value since their purchase and $317,799,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	105	$6,372	$16
S&P 500 Index	11	3,338	65
Russell 2000 Index	9	2,943	81
S&P MidCap 400 Index	5	1,663	47

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2004, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
1/1/2005	UBS	$30,000	1.73%	$200
1/31/2005	BA	21,000	2.05	136
1/31/2005	UBS	23,000	2.23	144
3/31/2005	UBS	38,000	2.18	--
Federal Home Loan Mortgage Corp., 5.5% 30-Year
2/28/2005	UBS	12,000	2.24	69
Federal National Mortgage Association, 5.0% 15-Year
1/31/2005	BS	6,000	2.27	(18)
Federal National Mortgage Association, 5.0% 30-Year
1/31/2005	UBS	4,000	2.27	(13)
1/31/2005	UBS	7,000	2.29	132
Federal National Mortgage Association, 5.5% 30-Year
1/31/2005	UBS	18,000	2.24	(43)
2/28/2005	UBS	7,000	2.20	34
Federal National Mortgage Association, 6.0% 30-Year
1/31/2005	UBS	5,000	1.65	(8)
2/28/2005	BS	8,000	1.89	36

				$669

 *BA—Bank of America.
  BS—Bear Stearns Bank, PLC.
  UBS—UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

D. During the year ended December 31, 2004, the fund purchased $1,100,302,000 of investment securities and sold $492,299,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,911,142,000 and $1,180,065,000, respectively.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

E. The market value of securities on loan to broker/dealers at December 31, 2004, was $30,336,000, for which the fund held cash collateral of $33,204,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2004		2003

	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Investor Shares
Issued	$1,171,330	63,047	$1,035,955	61,515
Issued in Lieu of Cash Distributions	111,080	5,931	87,128	5,121
Redeemed	(776,468)	(41,852)	(748,765)	(44,585)

Net Increase (Decrease)--Investor Shares	505,942	27,126	374,318	22,051

Admiral Shares
Issued	289,211	15,574	278,676	16,421
Issued in Lieu of Cash Distributions	21,469	1,146	14,776	866
Redeemed	(162,435)	(8,733)	(116,834)	(6,967)

Net Increase (Decrease)--Admiral Shares	148,245	7,987	176,618	10,320

Institutional Shares
Issued	562,908	30,231	320,037	19,323
Issued in Lieu of Cash Distributions	40,719	2,173	26,861	1,578
Redeemed	(171,665)	(9,198)	(175,671)	(10,585)

Net Increase (Decrease)--Institutional Shares	431,962	23,206	171,227	10,316

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the “Fund”) at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2005

SPECIAL 2004 TAX INFORMATION
(UNAUDITED) FOR VANGUARD BALANCED INDEX FUND

This information for the fiscal year ended December 31, 2004, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $69,105,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 38.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

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THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (131)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (131)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001†	Trustee (131)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (131)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

†	December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (131)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (131)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (131)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (131)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Vanguard Brokerage Services, Admiral, PlainTalk , and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor
Account Services
1-800-662-2739

Institutional Investor
Services
1-800-523-1036

Text Telephone
1-800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q020 022005

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2004: $26,100
Fiscal Year Ended December 31, 2003: $19,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2004: $1,685,500
Fiscal Year Ended December 31, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2004: $257,800
Fiscal Year Ended December 31, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2004: $0
Fiscal Year Ended December 31, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.